As filed with the SEC on April 29, 2024
Registration
No. 333-127346
Registration
No. 811-06388

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective
Amendment No.

Post-Effective Amendment No. 23	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 113	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact Name of Registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of Depositor)

640 Fifth Avenue
New York, New York 10019
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: (800)
544-8888

DAVID A. GOLINO
President
Empire Fidelity Investments Life Insurance Company
640 Fifth Avenue
New York, New York 10019
(Name and Address of Agent for Service)

Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on April 30, 2024, pursuant to paragraph (b) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
April 30, 2024
Personal Retirement Annuity
Issued by
Empire Fidelity Investments Life Insurance Company
®
(“EFILI”)
Introduction:
The Personal Retirement Annuity (“PRA”) is an individual, deferred, flexible premium variable annuity contract issued by Empire Fidelity Investments Life Insurance Company
®
(“EFILI”, the “Company”, “we”, or “us”). The Contract is designed to be purchased with after-tax
money by individual investors who desire to accumulate capital on a tax-deferred
basis for retirement or other long-term purposes. Money may be directed to one or more of the Subaccounts of
Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”).
You may authorize a third-party investment advisory firm (the “Advisor”) to make asset allocation decisions and request other transactions within the Contract on your behalf. The Advisor may charge an advisory fee for their services, and this fee would be in addition to the Contract’s fees and expenses. If you elect to pay this advisory fee from the Contract, then this deduction will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
Important Disclosures:
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties.
If it is a replacement Contract, you have 60 days after you receive it from us to cancel your Contract. Upon cancellation, you will receive a refund of your Initial Purchase Payment, plus or minus the investment performance of your Contract. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

1

2

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GLOSSARY
Accumulation Phase -
The Accumulation Phase starts when you purchase your Contract and ends on the Annuity Date, when the Income Phase starts.
Accumulation Unit -
A unit of interest in a Subaccount.
Accumulation Unit Value -
The value of a particular Accumulation Unit at a particular time.
Annuitant or Annuitants -
The person(s) designated by the Owner(s) to receive monthly annuity income payments.
Annuity Date -
A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month following the oldest Owner’s 90th birthday. Once annuity income payments begin, Owners have no rights in the Contract.
Base Contract Expenses - also referred to as “Contract Charges” -
Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a Mortality and Expense Risk Charge and an Administrative Charge.
Beneficiary or Beneficiaries -
The person or persons who receive proceeds from the Contract if all the Owners die before the Annuity Date.
Code -
The Internal Revenue Code of 1986, as amended.
Contract -
The annuity contract described in this prospectus.
Contract Anniversary -
The same month and day as the Contract Date in each later year.
Contract Date -
The date your Contract becomes effective. We show this date in your Contract.
Contract Value -
The total amount attributable to a Contract at any time before annuity income payments begin.
Contract Year -
A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.
Death Benefit -
A benefit equal to the Contract Value that applies if any Owner (or Annuitant for a trust owned Contract) dies before the Annuity Date.
Exchanges -
Transfers of values among the Subaccounts.
Free Look Period -
The limited period of time after you purchase your Contract that you can cancel it and return it for a refund.
Funds -
The mutual fund portfolios in which the Subaccounts invest.
Income Phase -
The Income Phase starts on the Annuity Date and represents the period of time the Contract makes annuity income payments.
Non-qualified
Annuity -
An annuity contract that does not qualify as an individual retirement annuity under Section 408(b) of the Code.

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Owner(s) - also “You” or “you” -
The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.
Purchase Payment(s) -
The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.
Subaccounts -
The divisions of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.
Total Return -
A measure of the investment performance for a Subaccount from one Valuation Period to the next.
Valuation Period -
The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.
Variable Account -
Empire Fidelity Investments Variable Annuity Account A.
You or you -
The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals	None
Transaction Charges	Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.			Fee Tables
Ongoing Fees and Expenses (“Annual charges”)	The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. The Annual Charges do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from your C on
	tract. If such advisory fees were reflected, the fees and expenses disclosed below would be higher. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.			Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Co ntra ct
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	0.25% 1,2	0.25% 1,2
	Subaccounts (Fund fees and expenses)	0.10% 3	1.69% 3

1 As a percentage of the average Contract Value.

2
You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as “lower Contract Charges”) if (1)
 you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2)
 your Contract Value equals $1,000,000 or more on or after September
 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges.

3 As a percentage of the net assets of each Subaccount.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges.

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Lowest Annual Cost $336	Highest Annual Cost $1,727
Assumes	Assumes

•  Investment of $100,000
•  5% annual appreciation
•  0.25% Base Contract Expenses
•  Least expensive combination of Fund fees and expenses
•  No advisory fees paid to third-party investment advisory firms
•  No additional Purchase Payments, transfers or withdrawals

•  Investment of $100,000
•  5% annual appreciation
•  0.25% Base Contract Expenses
•  Most expensive combination of Fund fees and expenses
•  No advisory fees paid to third-party investment advisory firms
•  No additional Purchase Payments, transfers or withdrawals

Risks		Location in Prospectus
Risk of Loss	An investor can lose money by investing in the Contract.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds
Not a Short- Term Investment	The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59
1
⁄
2
	.	1. Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•  An investment in the Contract is subject to the risk of poor performance of the Subaccount(s)
•  Performance will vary based on the performance of the Subaccount(s) you select.
•  Each Subaccount will have its own unique risks.
•  You should review each Fund’s prospectus carefully before making an investment decision.
1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds
Insurance Company Risks	The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company (“EFILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to EFILI’s claims-paying ability. EFILI has an A+ Financial Strength Rating from AM Best as of February 7, 2024.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account

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Restrictions		Location in Prospectus
Investments
•  During all or part of the Free Look Period, we reserve the right to invest your Purchase Payments in the Government Money Market Subaccount.

•  You cannot exchange less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may exchange the entire amount.

•  Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchase or Exchanges.

•  We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new mutual fund for the mutual fund in which a Subaccount invests.
3(a). Purchase of a Contract 5(a). General Procedures for Making Exchanges 5(f). EFILI Policies Regarding Frequent Trading 11(a). Changes in Subaccounts

Taxes		Location in Prospectus
Tax Implications
•  The Contracts are not offered in connection with Individual Retirement Accounts (“IRAs”) or qualified plans of any kind.

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  Under current law, you will not be taxed on increases in the value of your Contact until a distribution occurs. The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59
1
⁄
2
.
1. Principal Risks of Investing in the Contract 3(a). Purchase of a Contract 9. Tax Considerations

Conflicts of Interest		Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you in the form of commissions. This financial incentive may influence your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Exchanges	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3(a). Purchase of a Contract

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OVERVIEW OF THE CONTRACT
What is this Contract designed to do and who could it be appropriate for?
PRA is designed to provide long-term,
tax-deferred
accumulation of assets through investments in a variety of Subaccounts during the Accumulation Phase. It can also supplement your retirement income by providing a stream of income payments during the Income Phase. This Contract may be appropriate if you desire to accumulate assets on a tax-deferred
basis, are already maximizing contributions to employer sponsored plans and IRA accounts and have a long-term investment horizon.
If you elect to pay advisory fees from the Contract to a third-party investment advisory firm, then this deduction will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
See
1. Principal Risks of Investing in the Contract.
How do I accumulate assets in this contract and receive income from the Contract?
Your Contract has two phases: 1) an Accumulation Phase; and 2) an Income Phase, beginning on the Annuity Date.

•	Accumulation Phase
To help you accumulate assets, you invest your Purchase Payments in one or more of the Subaccounts. The value of the money you invest in any Subaccount will vary with the performance of the single mutual fund portfolio (the “Fund”) in which the Subaccount invests. Each Fund has its own investment strategies, investment advisers, expense ratios, and returns. Information about the Funds is provided in
Appendix A: Funds Available Under the Contract
.

•	Income Phase
During the Income Phase, the Contract pays a stream of guaranteed income payments to the Annuitant(s) beginning on the Annuity Date. For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either
(1) both Owners are alive on the Annuity Date or (2) one Owner is alive on the Annuity Date and the surviving Owner was the deceased Owner’s spouse at the time of death and elected to continue the Contract as his or her own. However, Owners have no rights once annuity income payments begin.
Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. To provide annuity income, on the Annuity Date all Accumulation Units in the Subaccounts are redeemed and the money is transferred to our general account. Thereafter, the Contract’s Death Benefit terminates and there is no ability to make withdrawals.
What are the other primary features of the Contract?
Other primary contract features:

•
Accessing your money:
During the Accumulation Phase, you have full access to your money. You can choose to withdraw your Contract Value at any time (although certain withdrawals prior to age 59
1
⁄
2
may be subject to a tax penalty equal to 10% of the amount treated as taxable income).

•
Tax treatment:
You can Exchange money between Subaccounts without tax implications, and earnings (if any) on your investments are generally tax-deferred.
Earnings, if any, are taxed as ordinary income when received in the form of a withdrawal, annuity income payment, or other form of distribution.

•
Death benefit:
Your Contract includes a standard Death Benefit that will pay your designated Beneficiaries the Contract Value if all the Owners die during the Accumulation Phase. Please note poor investment performance and withdrawals can significantly reduce this benefit.

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•
Automatic Annuity Builder:
At no additional charge, you may use Automatic Annuity Builder to make periodic, pre-authorized
Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account.

•
Dollar Cost Averaging and Automatic Rebalancing:
At no additional charge, you may use Dollar Cost Averaging to make automatic monthly Exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Option”), but not both, to any of the other Subaccounts you select (the “Destination Options”). Alternatively, at no additional charge, you may use Automatic Rebalancing, which on a periodic basis automatically rebalances the Subaccounts you select to help you maintain your specified allocation mix.

•
Systematic Withdrawal Program:
At no additional charge, you may use our Systematic Withdrawal Program to schedule periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.

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FEE TABLES
The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected. These tables do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from the Contract. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
The first table describes the fees and expenses that you will pay at the time that you transfer Contract Value between Subaccounts.

Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00 A

A
Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing this will not count against the six-day
limit.

The next table describes the fees and expenses that you will pay each year
during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Maximum Charge
Base Contract Expenses 1,2 (as a percentage of the average Contract Value)	0.25%

1
Base Contract Expenses are the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Expenses”.

2
You will be assessed Base Contract Expenses of 0.10% (hereafter referred to as “lower Contract Charges”) if (1) you purchase a Contract on or after September 7, 2010, with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010, and at that time we are offering the Contract to new applicants at the lower Contract Charges (
See 8(b). Automatic Contract Charge Reduction).
Contracts funded with Purchase Payments from different sources (e.g., other annuity contracts or investments) will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment applied to the Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.

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The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.69%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements)	0.10%	1.48% 2

2	This reflects temporary reductions to Fund expenses.
Example
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include annual Contract expenses and annual Fund expenses, but do not reflect any advisory fees that may be paid by you to a third-party investment advisory firm from the Contract. If such fees were reflected, the below expenses would be higher.
This example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, 0.25% Base Contract Expenses, and the maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your Contract at the end of each of the periods shown:

1 year	3 years	5 years	10 years
$1,970	$6,092	$10,470	$22,643
1. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Risk of Loss:
You can lose money by investing in the Contract. The value of the money you invest in any Subaccount will vary with the investment performance of
the single Fund in which the Subaccount invests. Values may increase, decrease, or stay the same. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.
Not A Short-Term Investment:
The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long-time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59
1
⁄
2
.
Possibility of Adverse Tax Consequences:
A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59
1
⁄
2
.
Not appropriate for Certain Individuals:
Investors who may benefit from this Contract are individuals who have maximized contributions to traditional tax-deferred
savings vehicles and are seeking additional opportunities to invest long-term on a tax-deferred
basis. The contract is generally not appropriate for investors who have not

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maximized contributions to other traditional
tax-deferred
savings vehicles available to them, such as individual retirement accounts (IRAs) and employer sponsored plans. This is because these savings vehicles already provide tax-deferral,
but, unlike annuity contracts, they are not subject to a Base Contract Expense and certain other charges unique to annuity contracts. While there are higher cost annuity contracts that provide insurance benefits not available in traditional tax-deferred
savings vehicles, this annuity Contract provides limited insurance benefits (primarily the ability to annuitize and receive income payments for life).
Potential Harmful Fund Transfer Activity:
Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value. EFILI has adopted policies designed to discourage frequent trading.
See
5. Making Exchanges among Subaccounts
for more information.
Insurance Company Risks:
The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company (“EFILI, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to EFILI’s claims-paying ability. If EFILI experiences financial distress, it may not be able to meet its obligations – annuity income payments guaranteed under the Contract could be especially at risk.
Potential Impact of Any Fees You Pay to Third-Party Investment Advisory Firms:
You may authorize a third- party investment advisory firm (the “Advisor”) to make asset allocation decisions and request other transactions within the Contract on your behalf. The Advisor may charge an advisory fee for their services, and this fee would be in addition to the Contract’s fees and expenses. If you elect to pay this advisory fee from the Contract, then this deduction will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
2. EFILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS
2(a). EFILI and the Variable Account
EFILI:
The Contract is issued by EFILI. EFILI is part of Fidelity Investments, a group of companies that provides investment management and other financial services. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. The lifetime annuity income payments made under the Contract are subject to our claims-paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of February 7, 2024
1
. EFILI’s principal executive offices are located at 640 Fifth Ave, New York, New York 10019. The address of EFILI’s Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.
The Variable Account
:
Empire Fidelity Investments Variable Annuity Account A is a separate account used to support the Contract and other forms of variable annuity contracts issued by EFILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may

1
Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

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not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.
Financial Statements:
EFILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information (“SAI”).
2(b). The Funds
Each Subaccount in the Variable Account invests exclusively in the shares of a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end
management investment company under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same investment advisor; however, the performance of such funds may differ significantly.
EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the Funds for customer service, distribution, and recordkeeping services with respect to those assets. This compensation is received from the Funds’ advisors or their affiliates. These payments are not contract charges, and do not increase Fund or contract charges.
Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.
Where to Find More Information on the Funds:
Information regarding each Fund including its name, investment objective, investment advisers, subadvisers, current expenses, and performance is available in
Appendix A: Funds Available Under the Contract
. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus by calling
1-800-634-9361
or visiting www.fidelity.com/FPRAreports.
2(c). Selling the Contracts
Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”) distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and subsidiaries of FMR LLC, our parent company. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.
We pay FIA first year compensation of not more than 3% of the Purchase Payments received for marketing and distribution.
2(d). Legal Proceedings
Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

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3. PURCHASING AND CONTRIBUTING TO A CONTRACT
3(a). Purchase of a Contract
Application and Initial Purchase Payment:
You must complete an application to purchase any Contract.
You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.
To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.
For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code, all Owners must be age 85 or younger upon purchase. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the Annuitant must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code, the Annuitant must be age 85 or younger upon purchase.
Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.
If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.
Replacement of Contracts:
You can generally exchange a
Non-qualified
Annuity contract for another in a
“tax-free
exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the Contract (that person will generally be compensated if you buy the Contract through an exchange or otherwise).
Verification of Your Identity:
To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your Contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

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Free Look Privilege:
When this Contract is issued, you have 10 days after you receive it from us to examine it (the “Free Look Period”). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can cancel the Contract for any reason during the Free Look Period by returning it to us at our Annuity Service Center. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, plus or minus the investment performance of the Contract. If your Free Look Period ends on a non-business
day, the next business day will be used.
3(b). Special Ownership Considerations
1035 Exchanges of Beneficiary Inherited Annuity Contracts:
If you are a
non-spouse
beneficiary of a
non-qualified
deferred annuity contract issued by another insurance company (“Source Contract”), you may purchase a Personal Retirement Annuity Contract via a tax-free
exchange pursuant to Section 1035 of the Code provided:

•	The original owner of the Source Contract is deceased;

•	You exchange one hundred percent (100%) of your interest in the Source Contract;

•	You are eligible to receive payments in accordance with Section 72(s)(2) of the Code and implementing regulations (“Stretch Payments”), and have not yet started such payments; and

•	You fulfill any other requirements that we require to ensure we can administer the Contract in compliance with the Code.
The
non-spouse
beneficiary of the Source Contract becomes, upon issuance, the sole Owner and Annuitant of this Contract, and changes to the Owner and Annuitant are not permitted. Since we issue such Contracts solely to distribute Stretch Payments required by the Code, no additional Purchase Payments are allowed and no annuity income payments are made on the Annuity Date. Other than the Stretch Payments that we will distribute to you, the only other way you may access your Contract Value is by making a complete withdrawal, at which time the Contract will terminate. Upon your death, your Beneficiary(ies) will be paid his or her share of the Contract Value in a single lump-sum
payment upon receipt in good order at the Annuity Service Center of written proof of death and any other required forms. The Contract will terminate upon such payment(s).
Contracts Owned by Trusts
:
As a general rule, Contracts owned by
“non-natural
persons” such as trusts, are not treated as annuity contracts for federal tax purposes.

See

Non-natural
Owner

under

9(b). Taxation of
Non-qualified
Annuities In General
.
If you apply to have the Contract owned by a trust, you should only do so after consulting with a tax advisor to make sure that the trust will be owning the Contract as an agent for a natural person. If, after purchasing the Contract, the trust is changed so that the trust no longer owns the Contract as agent for a natural person, the Contract will no longer be treated as an annuity under the Internal Revenue Code and any income earned by the Contract will be taxable to the trust as ordinary income.
We will issue Contracts to trusts if the trustee represents to us in writing that the trust holds the Contract as agent for one or more natural persons and that the beneficiaries of the trust are natural persons. We will require the trustee to agree in writing to (i) notify us if there are any changes to the trust that would cause the trust to no longer hold the Contract as agent for a natural person or if the trust beneficiaries are changed so that not all trust beneficiaries are natural persons and (ii) authorize us to surrender the Contract since the Contract will no longer be treated as an annuity contract under section 72 of the Internal Revenue Code.
The only other kind of trust we will issue the Contract to is a charitable remainder trust that is established under the Internal Revenue Code and regulations.

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Contracts Owned Under UGMA/UTMA Arrangements:
A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor’s estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.
When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian’s responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor. If the Contract is not reregistered prior to the applicable date, we may restrict activity in the account.
3(c). Purchase Payments
Contributing to a Contract:
You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own. You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account.
See
Automatic Annuity Builder
under
4. Benefits Available Under the Contract
.
You may make a telephone, mail, or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage “core” account, or other eligible Fidelity Investments accounts. You may also request to make an additional Purchase Payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner’s name in common.
An additional Purchase Payment that you invest in any Subaccount(s) will be credited to your Contract based on the next computed Accumulation Unit Value(s) for those Subaccount(s) after we receive your payment at our Annuity Service Center.
See
Accumulation Units
below.
We may limit the amount of any Initial or Additional Purchase Payment. We also reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier’s checks, bank drafts, postal money orders and Traveler’s Express international money orders.
We may also offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements.
See
10(k). Special Provisions for Sales Under Sponsored Arrangements.
Investment Allocation of Your Purchase Payments:
You choose how to allocate your Purchase Payments among the Subaccounts and the percentage to be allocated to each.
For the Initial Purchase Payment, you choose the allocation on the application.
For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

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Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Government Money Market Subaccount until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.
You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.
Accumulation Units:
We credit your payments allocated to the Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period during which the Purchase Payment is received at our Annuity Service Center. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount. Withdrawals from the Contract, including any withdrawals you take to pay advisory fees to a third-party investment advisory firm, will result in the cancellation of Accumulation Units.
For each Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.
Each Subaccount has a Net Investment Factor (also referred to as the “Total Return”). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next.
The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:
(a) Is the value of the assets of the Subaccount at the end of the preceding Valuation Period;
(b) Is the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period;
(c) Is the sum of:
(1) The capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;
PLUS
(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Base Contract Expenses as shown in the Fee Tables.
The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.
Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.
For administrative purposes, if your Contract qualifies for an Automatic Contract Charge Reduction, we will recalculate the number of Accumulation Units in your Contract on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract qualified

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for the Automatic Contract Charge Reduction. We do this because the Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction were determined using the higher Contract Charges. When you qualify for an Automatic Contract Charge Reduction, we will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to determine a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.
Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers:
If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Subaccounts at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Subaccounts in which you are invested. If there is not sufficient value in the Subaccounts we may take legal action against you to recover any remaining losses we have incurred. Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

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4. BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract. A detailed description of each benefit follows the table
.
Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Death Benefit	Upon death of an Owner (or Annuitant in the case of a trust owned contract) prior to the Annuity Date, provides a benefit to the Beneficiary(ies). The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed.	None
There is no guaranteed minimum death benefit.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment.

Any advisory fees you pay from the Contract to a third- party investment advisory firm will be treated as a withdrawal and, like any other withdrawal, will reduce the Contract Value and Death Benefit.

Automatic Annuity Builder	Allows for periodic, pre-authorized Purchase Payments from a checking or savings account, or a Fidelity Investments brokerage account.	None	Minimum transfer amount is $100. We reserve the right to restrict participation if there is insufficient funds to complete a transfer.

Dollar Cost Averaging	Allows for automatic monthly Exchanges from one of two Subaccounts (the Source Options) to any other Subaccount (the Destination Option).	None	Minimum transfer amount is $250. May not be used at the same time as Automatic Rebalancing. We reserve the right to modify or terminate this benefit.

Automatic Rebalancing	Helps to maintain a specified allocation mix among Subaccounts.	None	May not be used at the same time as Dollar Cost Averaging. We reserve the right to modify or terminate this benefit.

Systematic Withdrawal Program	Allows for periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.	None	Contract Value must be at least $10,000 to begin this program. We reserve the right to modify or terminate this benefit.

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Death Benefit:
What is the Death Benefit?
The Death Benefit is a benefit that is triggered if any Owner dies before the Annuity Date. The Death Benefit is the then-current Contract Value on the date we receive due proof of death and all of our required forms fully completed. If the Contract is owned by a trust, then the death of an Annuitant is treated as the death of an Owner. In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant. The Death Benefit is included in your Contract for no additional charge.
The Contract does not guarantee a minimum Death Benefit.
Any advisory fees you pay from the Contract to a third-party investment advisory firm will be treated as a withdrawal and, like any other withdrawal, will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
Who has the right to the Death Benefit?
The Beneficiary(ies) designated in the Contract has the right to the Death Benefit. The Beneficiary(ies) is the person(s) to whom proceeds of the Contract pass by reason of the death of the Owner(s) (or Annuitant in the case of a trust owned contract). If a Contract has two Owners and one Owner dies before the Annuity Date, the surviving Owner is treated as the Beneficiary over any other Beneficiaries. If the Owner(s) fails to designate a Beneficiary prior to death, in most cases the estate will be deemed the Beneficiary, in which case the Death Benefit must be administered through the probate process.
What are the different options for receiving the Death Benefit?
Listed below are the settlement options that EFILI makes available to receive the Death Benefit. The settlement options available are driven primarily by federal tax law that the Contract must comply with to qualify as an annuity for tax purposes.

Settlement Option	Description	Beneficiary Restrictions
5 Year Distribution
Entire interest in the Contract must be withdrawn no later than five years from the date of death.

In the event state escheatment laws require escheatment to the state before five years from the date of death, a Beneficiary may not have the full five-year distribution period to withdraw the Contract Value as described in the Contract.
See
10(f). Abandoned Property.
No restrictions

Annuitization	Entire interest in the Contract is payable over the Beneficiary’s or surviving Owner’s lifetime by electing annuitization within 60 days of the date of death, with distributions beginning within one year of the date of death. A Beneficiary who elects this option gives up future access to the Contract Value in exchange for a guaranteed stream of income.	Beneficiary must be a natural person

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Settlement Option	Description	Beneficiary Restrictions

Stretch Benefit	Entire interest in the Contract is paid over a period not extending beyond the Beneficiary’s life expectancy in systematic withdrawals with distributions beginning within one year of the date of death. Under this option the Beneficiary cannot make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time.	Beneficiary must be: (i). a natural person and (ii). not a spouse of the deceased Owner
Continuation of Contract
Continue the Contract, or their portion of the Contract, as the Owner.

Will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner.

Will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 90 th
birthday.
Beneficiary must be spouse of deceased Owner Federal tax law does not allow a civil union partner to continue the Contract as his or her own.
How are Beneficiaries designated in the Contract?
The Owner(s) designate(s) a Beneficiary or Beneficiaries in the application and can change Beneficiaries prior to death.
Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary’s share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).
Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem unable to administer, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.
What is the process for claiming the Death Benefit?
Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.
At the close of the Valuation Period in which we receive the death certificate(s), we will transfer to the Government Money Market Subaccount any portion of the Contract Value that is in the other Subaccounts. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Subaccounts.
We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

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Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon request, pay any Beneficiary who has provided us with required tax withholding and/or any other forms we may require. Upon paying a Beneficiary their entire interest in the Contract, we will have no further obligations to that Beneficiary. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.
If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.
If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary’s estate.
Automatic Annuity Builder
An optional benefit you may elect for no additional charge, Automatic Annuity Builder allows you to make periodic, pre-authorized
Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized
transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.
Dollar Cost Averaging
An optional benefit you may elect for no additional charge, Dollar Cost Averaging allows you to make automatic monthly Exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Option”), but not both, to any of the other Subaccounts you select (the “Destination Options”). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.
You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.
If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.
You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.
You cannot use Dollar Cost Averaging at the same time that you use
Automatic Rebalancing
, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

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Automatic Rebalancing
An optional benefit you may elect for no additional charge, Automatic Rebalancing can help you maintain your specified allocation mix among the Subaccounts. You direct us to readjust your allocations on a quarterly, semi- annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.
You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the day scheduled for the reallocation, the reallocation will take place on the next day the New York Stock Exchange is open for trading.
Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.
Systematic Withdrawal Program
An optional benefit you may elect for no additional charge, our Systematic Withdrawal Program allows you to schedule periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Subaccounts in accordance with EFILI’s administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Subaccounts.
If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.
You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.
Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.
5. MAKING EXCHANGES AMONG SUBACCOUNTS
5(a). General Procedures for Making Exchanges
Before the Annuity Date, you may make transfers of money (“Exchanges”) among the Subaccounts by providing instructions to the Annuity Service Center. We do not accept instructions by fax or electronic mail.
Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.
See
Transaction Expenses
in
Fee Tables
.
Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund’s expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

24

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Subaccount to another. You may also request a percentage reallocation among Subaccounts. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may move the entire amount.
5(b). Making Exchanges by Telephone or Internet
We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.
5(c). Effective Date of Exchanges Among Subaccounts
Any redemption from a Subaccount that is part of an Exchange among Subaccounts will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally, the purchase of Accumulation Units in other Subaccounts with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from a Subaccount that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to a Subaccount that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Subaccount. The delay will last until the Subaccount from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Subaccount will be uninvested.
5(d). Market Timing
Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Subaccounts on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.
To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise this right only if we believe that doing so will prevent harm to other Owners.
5(e). Short-Term Trading Risk
Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund.
Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value.
The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large

25

part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule
22c-2
of the 1940 Act, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.
As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds’ prospectuses for specific information about the Funds’ short-term trading policies and risks.
5(f). EFILI Policies Regarding Frequent Trading
EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.
Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by Fidelity Management & Research LLC or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by Fidelity Management & Research LLC or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.
Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Subaccount at any time, Contract Owners may comply with EFILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into a Subaccount before they withdraw or make an Exchange out of that Subaccount.
In addition, each Fund reserves the right to reject the Variable Account’s entire purchase or exchange transaction at any time, which would make EFILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. EFILI’s policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.
5(g). Frequent Trading Monitoring and Restriction Procedures
EFILI has adopted policies and procedures related to Exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into a Subaccount followed by a withdrawal or Exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling
90-day
period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling
12-month
period.
Owners with two or more roundtrip transactions in one Subaccount within a rolling
90-day
period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.
In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling
12-month
period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only

26

Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted, and all purchase transactions will be permanently blocked in the violated Subaccount across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.
EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.
Exceptions.
EFILI has approved the following exceptions to the frequent trading policy:
(1) Transactions in the Government Money Market Subaccount;
(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder, Systematic Withdrawal Program, and annuity payments will not count toward a Subaccount’s roundtrip limits;
(3) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.
EFILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.
6. MAKING WITHDRAWALS
6(a). General Withdrawal Procedures
Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.
You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.
If you request a partial withdrawal in an amount that is less than the total you have in all the Subaccounts, you may choose the dollar amount or percentage to be withdrawn from each Subaccount. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Subaccounts.
You may request partial withdrawals by providing instructions to the Annuity Service Center. Partial withdrawals will reduce the Contract Value and Death Benefit.
You may also use our Systematic Withdrawal Program to elect to take periodic withdrawals.
See
Systematic Withdrawal Program
under
4. Benefits Available Under the Contract.
The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59
1
⁄
2
.
See
9. Tax Considerations.
For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner’s name in common.

27

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.
Complete and partial withdrawals are calculated based on the next computed Accumulation Unit Value(s) after we receive the withdrawal request at the Annuity Service Center. We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld. We may defer payment from the Subaccount for longer than seven days under certain limited circumstances.
See
10(j). Postponement of Payment.
7. INCOME PHASE
7(a). Annuity Date
When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner’s 90th birthday. If after your Contract is issued there is a change in ownership resulting in a new oldest Owner, we reserve the right to reset the Annuity Date to be the first day of the calendar month following the new, oldest Owner’s 90th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. Any Annuity Date you choose must be the first day of a month.
7(b). Annuity Income
Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/ Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 90th birthday.
In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code
(see
Death Benefit
in
4. Benefits Available Under the Contract)
,
and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.
The Contract has only one annuity income payout option. Under this option, annuity income payments

•	are paid on a monthly basis;

•	are fixed in amount, meaning the payment amount does not fluctuate; and

•	continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.
Guarantees of annuity income payments are subject to our claims-paying ability and financial strength.
The Owner(s) may change the Annuitant(s) before the Annuity Date. If the Owner is a trust, the Annuitant may not be changed.
Before the Annuity Date you may withdraw all of your Contract Value to make a tax-free
exchange in which you purchase any immediate annuity contract we then offer.

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If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay the Annuitant or Annuitants the Contract Value in a lump sum instead of providing monthly annuity income.
To provide annuity income, on the Annuity Date, all Accumulation Units in the Subaccounts will be redeemed and the money will be transferred to our general account. Thereafter, all money used to support annuity income payments will be held in our general account. In addition, the Contract’s Death Benefit will terminate and there will be no ability to make withdrawals.
The first monthly annuity income payment will be made on the Annuity Date, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. We will determine the amount of monthly annuity income based upon the age(s) and, sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a)	The guaranteed annuity income purchase rates set forth in your Contract; and

(b)	The annuity rates in effect on the Annuity Date for the same payment option.
The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes.
Contracts with No Annuitants on the Annuity Date:
If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.
Contracts with One Annuitant on the Annuity Date:
If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant’s death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.
If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant’s estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any, at an interest rate that was used to determine the annuity income purchase rate on the Annuity Date.
Contracts with Two Annuitants on the Annuity Date:
If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.
Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.
The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

29

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant’s estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any, at the interest rate that was used to determine the annuity income purchase rate on the Annuity Date.
8. CURRENT CHARGES AND OTHER DEDUCTIONS
8(a). Transaction Charges
Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.
See
Fee Tables
.
8(b). Base Contract Expenses
Base Contract Expenses are the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge.
Mortality and Expense Risk Charge:
We assess a daily charge against each Contract’s assets at an effective annual rate of 0.20%. This charge is 0.05% for (1) Contracts purchased on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, and (2) Contracts that are converted to the lower Contract Charges following the Contract Date.
See 8(c) below
.
The risks we bear are mortality and expense risks. The mortality risk we bear is the risk that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project. The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.
Administrative Charge:
We make a daily charge against the assets of each Subaccount equivalent to an effective annual rate of 0.05%. The Administrative Charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. We guarantee this charge will never increase.
8(c). Automatic Contract Charge Reduction
If your Contract Value equals or exceeds $1,000,000 on any Valuation Period on or after September 7, 2010 and if at that time we are offering the Contract to new applicants at the lower Contract Charges, your Contract will be automatically converted to the lower Contract Charges (“Automatic Contract Charge Reduction”). The Automatic Contract Charge Reduction applies to any Contract that was issued at higher Contract Charges and that had a Contract Value that was equal to or greater than $1,000,000 on or after September 7, 2010 subject to the following conditions:

•	The Contract at the lower Contract Charges must be available to new applicants at the time we implement the Automatic Contract Charge Reduction for all eligible contract owners; and

•	The Automatic Contract Charge Reduction is not retroactive. It only applies to Valuation Periods following the implementation date of the Automatic Contract Charge Reduction to your Contract.

•
We will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.
See
Accumulation Units
under
3(c). Purchase Payments.

30

The Automatic Contract Charge Reduction will be applied to your Contract as long as we continue to offer the lower Contract Charges to new applicants on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract Value equaled or exceeded $1,000,000.
8(d). Premium Taxes
We generally deduct a charge equal to any premium tax that New York requires us to pay in connection with your Contract at the time we are required to pay it. As of the date of this prospectus, New York does not impose a premium tax.
8(e). Funds’ Expenses
Fees and expenses are deducted from and paid out of the assets of the Funds. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.
8(f).
Other Taxes
We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay.
See

9(d).
EFILI’s Tax Status.
8(g). Deduction of Advisory Fees
If you have authorized a third-party investment advisory firm (the “Advisor”) to make withdrawals from the Contract of the Advisor’s fees, we will make such withdrawals upon receiving from the Advisor our required Advisor payment form properly completed at our Annuity Service Center. To authorize an Advisor to make withdrawals from the Contract, you must first complete our required authorization form. You or your Advisor can terminate the authorization at any time by notifying us in writing or via phone at our Annuity Service Center. In addition, Fidelity reserves the right to terminate such authorization at any time.
EFILI does not pay commissions to any Advisor that you may choose to employ because such Advisors receive compensation in connection with the Contract in the form of advisory fees you agreed to pay to the Advisor.
As with any other withdrawal from your Contract, withdrawals taken from the Contract to pay advisory fees will reduce the Contract Value and Death Benefit and may be subject to federal and state income taxes and a 10% federal penalty tax. We encourage Owners to discuss with their Advisor the impact of deducting advisory fees from the Contract prior to making any election.
We require the Advisor to complete our required payment form each and every time an advisory fee payment is requested from the Contract. We do not allow Advisors to schedule systematic / ongoing advisory fee payments from the Contract.
When requesting a withdrawal from the Contract for advisory fees, we require Advisors to specify the withdrawal amount as a percentage of Contract Value or as a dollar amount. The withdrawal will be taken from the Subaccounts on a prorated basis unless the Advisor specifies the dollar amounts to be withdrawn from each Subaccount. A withdrawal to pay advisory fees will not be permitted if it would reduce the Contract Value below $2,500. Questions about the basis upon which your Advisor calculates their advisory fee should be directed to your Advisor.
Please note that although we permit you to authorize an Advisor to make asset allocation decisions and request other transactions within the Contract on your behalf, including withdrawals to pay the Advisor’s fees, individuals employed by any such Advisor are:

•	not licensed agents of Fidelity Investments or any of its affiliates, and

31

•	do not receive commissions from Fidelity Investments or any of its affiliates in connection with sales of the Contract.
You can purchase and own this Contract without hiring or paying advisory fees to an Advisor.
Pursuant to an IRS Private Letter Ruling issued to Fidelity, advisory fees that are paid directly from the Contract by its Owner(s) to an Advisor should not be considered taxable distributions if:

•
the fees do not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined as a percentage of the cash value as of the last day of the period in which the advisory services were provided, and

•	all the other conditions set out in the IRS Private Letter Ruling are met.
However, Fidelity has no responsibility or liability (i) to determine whether the instructions received from the Advisor are in compliance with the agreement between Owner(s) and Advisor, and (ii) to verify that the amount of Fees complies with the IRS Private Letter Ruling. Advisory fees paid from the Contract that are in excess of the maximum amount or that do not meet any of the other conditions set out in the IRS Private Letter Ruling may be subject to federal and state income taxes and a 10% federal penalty tax.
See
Third-Party Investment Advisory Fees
under
9(c)
for more information.
9. TAX CONSIDERATIONS
9(a). Introduction
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.
This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance, and other taxes due. You should seek competent tax advice on such matters pertaining to you.
In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or of any transaction involving a Contract.
9(b). Taxation of
Non-qualified
Annuities in General
Tax Deferral During Accumulation Phase:
Under existing provisions of the Internal Revenue Code, provided the below conditions are met, any increase in an Owner’s Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:
(1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations;

32

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and
(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).
Diversification Requirements:
The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be “adequately diversified” in accordance with the Internal Revenue Code and Treasury Department regulations.
Ownership Treatment:
In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Subaccounts may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.
We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.
Non-natural
Owner:
As a general rule, Contracts held by
“non-natural
persons” such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for non-natural
Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to
“non-natural”
persons. However, we will offer the Contracts to trusts where a trustee represents that the trust is for the benefit of natural persons such as the grantor of the trust. We will also require the trustee to certify that the Beneficiaries of the trust are natural persons. We will also offer the Contracts to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.
Delayed Annuity Commencement Dates:
On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner’s 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin.
However, if the Contract’s Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner’s income.
The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

33

9(c). Tax Consequences to Investors
Taxation of Partial and Complete Withdrawals:
Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your “investment in the contract.” Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the “investment in the contract.” For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable
exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.
If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code (“Partial 1035”) from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or “boot” under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.
Partial and complete withdrawals may be subject to a 10% penalty tax.
See
Penalty Tax on Premature Distributions below
. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.
Taxation of Annuity Income Payments:
Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.
Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.
Annuity income payments may be subject to federal income tax withholding requirements.
Distribution and Taxation of Proceeds:
Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural
person. Such proceeds are includible in income as follows:
(1) if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or
(2) if distributed under an Annuity Income Option, or as systematic withdrawals under the Stretch Benefit Option (
see
Death Benefit
under
4. Benefits Available Under the Contract)
, they are taxed generally in the same manner as annuity income payments, as described above.
After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:
(1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

34

(2) if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.
Proceeds payable on death may be subject to federal income tax withholding requirements.
3.8% Tax on Net Investment Income:
Federal tax law imposes a 3.8% Medicare tax on the lesser of
(1) the taxpayer’s “net investment income,” (from
Non-qualified
Annuities, interest, dividends, etc., offset by specified allowable deductions), or
(2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).
“Net investment income” in item 1 does not include distributions from tax-qualified
plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2.
You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.
Penalty Tax on Premature Distributions:
In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:
(1) is made on or after the taxpayer attains age 59
1
⁄
2
;
(2) is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);
(3) is attributable to the Owner’s becoming disabled (as defined in the tax law);
(4) is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);
(5) is made under an immediate annuity contract (as defined in the tax law); or
(6) satisfies some other exception to this 10% penalty tax.
We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59
1
⁄
2
.
Third-Party Investment Advisor Fees:
Pursuant to an IRS Private Letter Ruling (“PLR”) issued to Fidelity, advisory fees that are paid directly from the Contract by its Owner(s) to an Advisor should not be considered taxable distributions if all of the following conditions are met:
(1) The Owner authorizes the fees to be paid to the Advisor from the Contract’s cash value;
(2) The amount of the fees has been determined from a negotiation between the Owner(s) and the Advisor in which each is acting in its own best interest (i.e., an “arm’s length transaction”);
(3) The fees do not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined as a percentage of the cash value as of the last day of the period in which the advisory services were provided;
(4) The fees are only for investment advice provided by the Advisor to the Owner(s) with respect to the Contract;
(5) The fees do not result in any fee reduction related to any other asset or service;

35

(6) The Owner(s) do not direct payment of the fees for any other purpose or to any other person or entity; and
(7) The Advisor does not receive a commission from Fidelity for the sale of the Contract.
A PLR is based on a specific set of facts and is issued to a specific taxpayer. While a PLR may be an indication of the IRS’s current position on an issue, a PLR can be used as precedent only under limited circumstances. Note – even if EFILI does not treat withdrawals taken to pay advisory fees as taxable distributions, federal and/or state taxing authorities could determine such fees should be treated as taxable distributions. If deemed to be a taxable distribution, the withdrawal to pay advisory fees may be subject to federal and state income taxes and a 10% penalty tax. In addition, as with any other withdrawal from your Contract, withdrawals taken from the Contract to pay advisory fees will reduce the Contract Value and Death Benefit. Any legal questions should be directed at your legal counsel as EFILI and its affiliates do not provide legal advice.
Aggregation of Contracts:
In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.
Exchanges of Contracts:
We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances.
See
Aggregation of Contracts
under
9(c). Tax Consequences to Investors.
In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.
After the Contract Date and before annuity income payments begin, you may assign the Contract. There may be special income tax issues if you make an assignment to a person who is not your spouse. You should consult your tax advisor before assigning your Contract.
Transfers of a Contract:
A Contract that is transferred by assignment to another person or entity may result in taxable income to the Owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.
Taxation of Contracts Owned Under UGMA/UTMA Arrangements:
In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59
1
⁄
2
, even if the custodian is 59
1
⁄
2
or older.

36

9(d). EFILI’s Tax Status
EFILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a “regulated investment company” under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.
Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.
10. MORE INFORMATION ABOUT THE CONTRACT
You should also be aware of the following important provisions of your Contract.
10(a). Contract Rights
Owner(s):
Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: “joint tenants in common”, “tenancy by the entirety”, “joint tenants with rights of survivorship” and “joint ownership by husband and wife”.
Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Subaccounts. The Owner(s) can change the Annuitant(s) before annuity income payments begin. If the Owner is a trust, the Annuitant may not be changed.
After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Subaccounts; (c) reallocate the Contract Value among the Subaccounts; (d) make withdrawals; (e) assign the Contract; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary’s consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.
For Contracts with two Owners, after the Contract Date and before annuity income payments begin, any withdrawals (including surrenders), assignments, changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.
There may be special income tax issues if you make an assignment to a person who is not your spouse.
Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.
If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits.
See
Death Benefit
under
4. Benefits Available Under the Contract
.

37

Annuitant(s):
You name one or two Annuitants in the application for the Contract You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.
If a
non-natural
person is the Owner, the Contract can have only one Annuitant and the Annuitant may not be changed. If such non-natural
person is a revocable grantor trust, the grantor of the trust must be the sole Annuitant.
Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.
The amount of monthly annuity income payments depends on a number of factors, including each Annuitant’s age and sex. If an Annuitant’s age or sex has been misstated, we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.
If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.
If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.
Beneficiary(ies):
The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If the Contract is owned by a trust, the trust must be the sole Beneficiary. If all the Owners die before the Annuity Date (or the Annuitant in the case of a trust owned contract), we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary’s estate. For more details on the Contract rights and provisions applicable to Beneficiaries, see
Death Benefit
under
4. Benefits Available Under the Contract.
10(b). Termination
To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. We have the right to cancel your Contract if all of the following conditions exist at the same time: (1) no Purchase Payments have been made during the previous 36 months; (2) the total Purchase Payments credited to the Contract minus total withdrawals are less than $2,000; and (3) the Contract Value is less than $2,000. We will give you 30 days’ notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum.
10(c). Assignment
You may assign the Contract at any time during the lifetime of the Owner and before the Annuity Date. Assignments will be subject to all payments made and actions taken by the Company before a signed copy of the assignment form is received by the Company at the Annuity Service Center. Assignments may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

38

10(d). Notification of Death
If there are two Owners, the survivor is responsible for informing us of the other Owner’s death.
Both owners are responsible for notifying us of the death of any Annuitant if the Annuitant’s death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant’s death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.
10(e). Proof of Survival
If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.
10(f). Abandoned Property
State regulations require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment, we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner’s death, we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests.
Beneficiaries who wait too long after the Owner’s death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five-year distribution period as described in the Contract to withdraw the Contract Value.
10(g). Reports to Owners
Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.
You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after fifteen calendar days from the first time we mail any statement or confirmation containing details of the transaction.
Contract owners have access to their contract information online at Fidelity.com.
10(h). Signature Guarantee or Customer Authentication
Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:
1. Loss of account ownership;
2. Any circumstances where we deem it necessary for your protection.

39

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.
10(i).
Non-Participating
Contract
The Contract is
“non-participating”,
meaning there are no dividends. Investment results of the Subaccounts are reflected in the Contract Value and the other benefits under the Contract.
10(j). Postponement of Payment
In conformity with the 1940 Act, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in a Subaccount is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.
We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. Payments delayed for 10 days or longer will be credited with interest at a rate at least equal to the minimum rate required by applicable law.
10(k). Special Provisions for Sales Under Sponsored Arrangements
We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors:
(1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.
10(l). Written Requests Received at the Company
Any request that is required to be submitted to the Company in writing must be in accordance with the Company’s then current standards and shall not be effective until the date and time that either:
1. The original request is physically received at the Annuity Service Center; or
2. An electronic image of the original request, which has been submitted by an agent of Fidelity, is received at the Annuity Service Center.
All communications to us regarding your Contract should be sent to: Empire Fidelity Investments Life Insurance Company, Annuity Service Center, PO Box 770001, Cincinnati, Ohio 45277-0051.
11. MORE INFORMATION ABOUT THE SUBACCOUNTS AND THE FUNDS
11(a). Changes in Subaccounts
We may make additional Subaccounts available to you from time to time. These Subaccounts will invest in mutual funds that we find suitable for the Contracts.

40

We also have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new mutual fund for the mutual fund in which a Subaccount invests.
A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund’s investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.
We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required. We would obtain any required approval from the SEC before making such changes.
11(b). Voting Rights
We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.
Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.
We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.
If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners. As a result of proportional voting, the vote of a small number of Owners could determine the outcome of a shareholder vote.
Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification
or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.
Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.
11(c). Resolving Material Conflicts
The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.
Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

41

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.fidelity.com/FPRAreports. You can also request this information at no cost by calling
1-800-634-9361
or by sending an email request to filifunddocuments@fidelity.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge or any advisory fees that you may pay to a third-party investment advisory firm from the Contract. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC Subadviser : BlackRock (Singapore) Limited and BlackRock International Limited	0.92%*	12.60%	7.49%	4.72%
Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity ® Variable Insurance Product (“VIP”) Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	12.90%	7.40%	5.32%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity ® VIP Asset Manager: Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	16.25%	9.60%	6.49%
Seeks income and capital growth consistent with reasonable risk	Fidelity ® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%	21.42%	12.35%	8.99%
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity ® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%	5.47%	0.91%	—
Seeks capital appreciation	Fidelity ® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%	57.24%	15.14%	9.75%

42

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity ® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	41.92%	13.84%	10.77%
Seeks capital appreciation	Fidelity ® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	3.08%	11.37%	8.06%
Seeks long-term capital appreciation	Fidelity ® VIP Contrafund ® Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	33.36%	16.56%	11.52%
Seeks capital appreciation	Fidelity ® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.44%	20.85%	11.73%	7.40%
Seeks capital appreciation	Fidelity ® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%	28.92%	17.13%	11.57%
Seeks capital appreciation	Fidelity ® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.97%	9.61%	7.72%	5.10%
Seeks capital appreciation	Fidelity ® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	0.91%	13.55%	2.54%
Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 ® Index	Fidelity ® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	10.56%	12.21%	8.50%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity ® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser : Geode Capital Management, LLC	0.13%	17.44%	11.31%	—

43

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity ® VIP Financials Portfolio† Adviser: Fidelity Management & Research Company LLC	0.71%	14.57%	13.56%	9.31%
Seeks a high level of current income	Fidelity ® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.79%	12.22%	5.61%	—
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity ® VIP FundsManager ® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%*	8.15%	3.90%	3.18%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity ® VIP FundsManager ® 30% Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%*	—	—	—
Seeks current income as well as total return. The fund also considers the potential for capital appreciation	Fidelity ® VIP FundsManager ® 40% Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%*	—	—	—
Seeks high total return	Fidelity ® VIP FundsManager ® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%*	12.96%	7.52%	5.51%
Seeks high total return	Fidelity ® VIP FundsManager ® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.71%*	14.17%	8.61%	6.26%
Seeks high total return	Fidelity ® VIP FundsManager ® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.74%*	15.73%	9.74%	6.89%
Seeks high total return	Fidelity ® VIP FundsManager ® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.78%*	17.68%	11.26%	7.88%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity ® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.30%	4.87%	1.71%	1.10%

44

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks to achieve capital appreciation	Fidelity ® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	36.12%	19.54%	14.71%
Seeks high total return through a combination of current income and capital appreciation	Fidelity ® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%	18.62%	14.70%	10.18%
Seeks to provide capital growth	Fidelity ® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	45.56%	19.00%	15.64%
Seeks capital appreciation	Fidelity ® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	4.22%	9.68%	10.43%
Seeks a high level of current income, while also considering growth of capital	Fidelity ® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.81%	10.30%	3.83%	3.35%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index	Fidelity ® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.10%	26.19%	15.56%	11.92%
Seeks capital appreciation	Fidelity ® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%	23.21%	13.16%	8.57%
Seeks capital appreciation	Fidelity ® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.86%	27.42%	11.34%	7.67%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity ® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.17%	16.16%	7.17%	—
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity ® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.42%	6.11%	1.93%	2.29%

45

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity ® VIP Investor Freedom SM 2005 Portfolio** Adviser: Fidelity Management & Research Company LLC	0.40%	7.92%	4.48%	3.86%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity ® VIP Investor Freedom SM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.44%	9.40%	5.50%	4.52%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity ® VIP Investor Freedom SM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.48%	10.85%	6.50%	5.14%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity ® VIP Investor Freedom SM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%	12.39%	7.43%	5.67%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity ® VIP Investor Freedom SM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%	13.55%	8.19%	6.13%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity ® VIP Investor Freedom SM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.58%	14.63%	9.22%	6.78%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity ® VIP Investor Freedom SM 2035 Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	—	—	—

46

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity ® VIP Investor Freedom SM 2040 Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	—	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity ® VIP Investor Freedom SM 2045 Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	—	—	—
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity ® VIP Investor Freedom SM 2050 Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	—	—	—
Seeks high total return with a secondary objective of principal preservation	Fidelity ® VIP Investor Freedom Income SM Portfolio Adviser: Fidelity Management & Research Company LLC	0.40%	7.88%	3.92%	3.35%
Seeks capital appreciation	Fidelity ® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	7.58%	12.19%	5.74%
Seeks long-term growth of capital	Fidelity ® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	15.01%	12.36%	8.04%
Seeks long-term growth of capital	Fidelity ® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.82%	20.41%	9.90%	4.83%
Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index	Fidelity ® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	11.12%	5.15%	5.95%
Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity ® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	9.42%	3.71%	3.33%

47

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity ® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	58.14%	26.48%	19.51%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity ® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.12%	26.07%	15.01%	—
Seeks capital appreciation	Fidelity ® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	-1.12%	8.48%	9.06%
Seeks capital appreciation	Fidelity ® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	19.68%	15.90%	9.90%
Seeks capital appreciation	Fidelity ® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	20.75%	16.83%	9.28%
Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.77%	4.47%	0.22%	0.73%
Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco V.I. Global Core Equity Fund Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada, Ltd.	0.98%*	21.73%	9.35%	5.60%
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.17%	22.61%	5.26%	2.29%
Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%*	11.84%	1.43%	2.12%

48

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks long-term capital appreciation by investing primarily in growth- oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%	11.97%	3.41%	1.84%
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.90%*	14.07%	6.05%	3.93%
Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn ® Strategy Portfolio Adviser: Pacific Investment Management Company LLC	1.48%*	-7.85%	8.55%	-0.80%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.69%	4.97%	0.99%	0.92%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.84%	3.67%	3.16%	2.25%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.75%	5.93%	1.08%	1.71%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc.	0.75%*	2.88%	-2.13%	-0.66%
Each Fidelity Subaccount invests in Investor Class shares of each Fund except for the VIP Index 500 Portfolio, VIP Bond Index Portfolio, VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio which invest in Initial Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.
**	On or about June 7, 2024, Fidelity ® VIP Investor Freedom SM 2005 Portfolio will no longer be available within the Variable Account.
†	Prior to April 28, 2023, the fund was named Fidelity ® VIP Financial Services Portfolio.

49

We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 30, 2024. The SAI is incorporated by reference in this prospectus and is available, without charge, upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at
1-800-544-2442.
Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Edgar Contract Identifier: C000024026
PRA-PRO-0424
1.819863.124

50

PERSONAL RETIREMENT ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2024

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Empire Fidelity Investments Life Insurance Company® (“EFILI” or the “Company”) through Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”). You may obtain a copy of the Prospectus dated April 30, 2024, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

PRA-PTB-0424

1.819864.122

GENERAL INFORMATION AND HISTORY

Empire Fidelity Investments Life Insurance Company (“EFILI”)

EFILI is a stock life insurance company that was established in 1991 and exists in accordance with the laws, rules and regulations of the State of New York. EFILI issues life insurance and annuity products only in the State of New York. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”)

The Variable Account is a separate investment account of EFILI established pursuant to New York law on July 15, 1991. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting EFILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While EFILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, EFILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant’s estate.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

2

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA is a wholly-owned, direct subsidiary of FMR LLC; and FBS and EFILI are wholly-owned, indirect subsidiaries of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The offering of the Contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS
2023	$733,472	$733,472
2022	$774,318	$774,318
2021	$1,306,709	$1,306,709

EFILI does not pay commissions to any third-party investment advisory firm (the “Advisor”) that you may choose to employ because such Advisors receive compensation in connection with the Contract in the form of advisory fees you agreed to pay to the Advisor. Please note that you can purchase and own this Contract without hiring or paying advisory fees to an Advisor.

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

3

EXPERTS

The financial statements of the Company as of December 31, 2023 and 2022 and for each of the three years in the period ended December 31, 2023, and the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2023 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

4

Empire Fidelity(R) Investments Variable Annuity Account A Annual Report December 31, 2021 Empire Fidelity Investments Life Insurance Company(R)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity Income Initial Class	VIP – Equity Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Assets:

Investments	$22,844	$234,317	$4,029	$25,263	$39,775	$55,926	$72,818	$74,160

Receivable from EFILI	2	—	3	—	15	—	14	1

Total Assets	$22,846	$234,317	$4,032	$25,263	$39,790	$55,926	$72,832	$74,161

Liabilities:

Payable to EFILI	—	2	—	—	—	—	—	—

Total Net Assets	$22,846	$234,315	$4,032	$25,263	$39,790	$55,926	$72,832	$74,161

Net Assets:

Retirement Reserves	$22,561	$—	$3,391	$—	$36,819	$—	$69,472	$—

Income Advantage	285	—	641	—	2,971	—	3,360	—

Personal Retirement	—	233,619	—	25,263	—	55,926	—	74,161

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	696	—	—	—	—	—	—

Total Net Assets	$22,846	$234,315	$4,032	$25,263	$39,790	$55,926	$72,832	$74,161

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	1,029	—	56	—	203	—	197	—

Unit value	$21.93	$—	$61.07	$—	$181.30	$—	$352.21	$—

Income Advantage:

Units outstanding	14	—	11	—	17	—	10	—

Unit value	$20.87	$—	$58.08	$—	$172.52	$—	$335.14	$—

Personal Retirement:

Units outstanding	—	20,140	—	1,243	—	1,478	—	1,024

Highest value	$—	$12.40	$—	$28.39	$—	$57.80	$—	$106.29

Lowest value	$—	$10.87	$—	$18.22	$—	$35.01	$—	$68.69

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$23.24	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	45	—	—	—	—	—	—

Highest value	$—	$9.86	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	26	—	—	—	—	—	—

Highest value	$—	$9.62	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class

Assets:

Investments	$7,249	$22,574	$10,308	$58,755	$19,968	$22,444	$438,262	$5,718

Receivable from EFILI	1	—	8	—	—	—	20	2

Total Assets	$7,250	$22,574	$10,316	$58,755	$19,968	$22,444	$438,282	$5,720

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$7,250	$22,574	$10,316	$58,755	$19,968	$22,444	$438,282	$5,720

Net Assets:

Retirement Reserves	$6,990	$—	$8,963	$—	$19,094	$—	$58,364	$5,495

Income Advantage	260	—	1,353	—	874	—	3,761	225

Personal Retirement	—	22,574	—	58,755	—	22,444	376,157	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$7,250	$22,574	$10,316	$58,755	$19,968	$22,444	$438,282	$5,720

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	98	—	198	—	244	—	376	95

Unit value	$71.04	$—	$45.25	$—	$78.34	$—	$155.28	$58.11

Income Advantage:

Units outstanding	4	—	31	—	12	—	25	4

Unit value	$67.60	$—	$43.05	$—	$74.54	$—	$147.76	$55.29

Personal Retirement:

Units outstanding	—	917	—	3,818	—	899	6,871	—

Highest value	$—	$33.33	$—	$17.65	$—	$32.46	$76.54	$—

Lowest value	$—	$24.38	$—	$13.77	$—	$23.26	$52.54	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Assets:
Investments	$10,960	$136,318	$218,696	$14,017	$299,493	$2,098	$15,135	$16,523
Receivable from EFILI	1	42	—	4	1	1	—	11

Total Assets	$10,961	$136,360	$218,696	$14,021	$299,494	$2,099	$15,135	$16,534

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$10,961	$136,360	$218,696	$14,021	$299,494	$2,099	$15,135	$16,534

Net Assets:

Retirement Reserves	$—	$129,423	$—	$12,788	$—	$2,016	$—	$15,151

Income Advantage	—	6,937	—	1,233	—	83	—	1,383

Personal Retirement	10,961	—	218,696	—	244,972	—	15,135	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	54,522	—	—	—

Total Net Assets	$10,961	$136,360	$218,696	$14,021	$299,494	$2,099	$15,135	$16,534

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	697	—	227	—	30	—	218

Unit value	$—	$185.61	$—	$56.24	$—	$66.55	$—	$69.54

Income Advantage:

Units outstanding	—	39	—	23	—	1	—	21

Unit value	$—	$176.62	$—	$53.52	$—	$63.89	$—	$66.18

Personal Retirement:

Units outstanding	359	—	4,112	—	6,245	—	256	—

Highest value	$40.56	$—	$77.69	$—	$56.31	$—	$89.56	$—

Lowest value	$28.17	$—	$51.54	$—	$35.74	$—	$57.08	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	1,209	—	—	—

Highest value	$—	$—	$—	$—	$48.45	$—	$—	$—

Lowest value	$—	$—	$—	$—	$28.37	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	598	—	—	—

Highest value	$—	$—	$—	$—	$47.35	$—	$—	$—

Lowest value	$—	$—	$—	$—	$27.68	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class

Assets:

Investments	$33,214	$18,629	$79,328	$24,107	$56,434	$5,276	$19,397	$1,737

Receivable from EFILI	—	18	—	13	—	2	—	1

Total Assets	$33,214	$18,647	$79,328	$24,120	$56,434	$5,278	$19,397	$1,738

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$33,214	$18,647	$79,328	$24,120	$56,434	$5,278	$19,397	$1,738

Net Assets:

Retirement Reserves	$—	$17,108	$—	$21,629	$—	$4,842	$—	$1,692

Income Advantage	—	1,539	—	2,491	—	436	—	46

Personal Retirement	33,214	—	79,328	—	56,434	—	19,397	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$33,214	$18,647	$79,328	$24,120	$56,434	$5,278	$19,397	$1,738

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	199	—	298	—	96	—	42

Unit value	$—	$85.86	$—	$72.46	$—	$50.52	$—	$40.75

Income Advantage:

Units outstanding	—	19	—	36	—	9	—	1

Unit value	$—	$81.70	$—	$69.08	$—	$48.50	$—	$38.95

Personal Retirement:

Units outstanding	688	—	955	—	1,475	—	439	—

Highest value	$67.10	$—	$141.88	$—	$60.99	$—	$89.88	$—

Lowest value	$45.64	$—	$76.62	$—	$34.64	$—	$42.98	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class

Assets:

Investments	$14,710	$39,657	$141,450	$3,979	$19,042	$11,875	$55,587	$1,082

Receivable from EFILI	—	35	—	2	—	5	—	—

Total Assets	$14,710	$39,692	$141,450	$3,981	$19,042	$11,880	$55,587	$1,082

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$14,710	$39,692	$141,450	$3,981	$19,042	$11,880	$55,587	$1,082

Net Assets:

Retirement Reserves	$—	$37,614	$—	$3,826	$—	$11,321	$—	$1,064

Income Advantage	—	2,078	—	155	—	559	—	18

Personal Retirement	14,710	—	141,450	—	19,042	—	55,587	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$14,710	$39,692	$141,450	$3,981	$19,042	$11,880	$55,587	$1,082

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	344	—	105	—	158	—	41

Unit value	$—	$109.29	$—	$36.50	$—	$71.85	$—	$26.23

Income Advantage:

Units outstanding	—	20	—	4	—	8	—	1

Unit value	$—	$104.46	$—	$34.88	$—	$68.67	$—	$25.07

Personal Retirement:

Units outstanding	378	—	1,301	—	877	—	836	—

Highest value	$44.57	$—	$226.18	$—	$30.35	$—	$93.97	$—

Lowest value	$36.18	$—	$98.66	$—	$20.65	$—	$64.93	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Assets:

Investments	$17,854	$2,094	$17,085	$2,122	$23,250	$2,576	$14,932	$3,871

Receivable from EFILI	—	—	—	2	—	1	—	4

Total Assets	$17,854	$2,094	$17,085	$2,124	$23,250	$2,577	$14,932	$3,875

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$17,854	$2,094	$17,085	$2,124	$23,250	$2,577	$14,932	$3,875

Net Assets:

Retirement Reserves	$—	$2,050	$—	$1,941	$—	$2,461	$—	$3,239

Income Advantage	—	44	—	183	—	116	—	636

Personal Retirement	17,854	—	17,085	—	23,250	—	14,932	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$17,854	$2,094	$17,085	$2,124	$23,250	$2,577	$14,932	$3,875

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	28	—	34	—	60	—	143

Unit value	$—	$73.16	$—	$56.52	$—	$41.20	$—	$22.68

Income Advantage:

Units outstanding	—	1	—	3	—	3	—	29

Unit value	$—	$69.92	$—	$54.02	$—	$39.55	$—	$21.80

Personal Retirement:

Units outstanding	563	—	361	—	415	—	569	—

Highest value	$58.32	$—	$75.90	$—	$100.37	$—	$59.76	$—

Lowest value	$23.23	$—	$43.67	$—	$55.52	$—	$24.89	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class	VIP – Investor Freedom Income Investor Class	VIP – Freedom 2005 Initial Class

Assets:

Investments	$49,480	$1,884	$33,916	$2,167	$27,480	$779	$2,826	$565

Receivable from EFILI	—	1	—	1	—	—	—	—

Total Assets	$49,480	$1,885	$33,916	$2,168	$27,480	$779	$2,826	$565

Liabilities:

Payable to EFILI	—	—	—	—	—	—	1	—

Total Net Assets	$49,480	$1,885	$33,916	$2,168	$27,480	$779	$2,825	$565

Net Assets:

Retirement Reserves	$—	$1,763	$—	$1,791	$—	$779	$—	$565

Income Advantage	—	122	—	377	—	—	—	—

Personal Retirement	49,480	—	33,916	—	27,480	—	2,825	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$49,480	$1,885	$33,916	$2,168	$27,480	$779	$2,825	$565

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	59	—	46	—	44	—	28

Unit value	$—	$29.84	$—	$39.28	$—	$17.73	$—	$19.93

Income Advantage:

Units outstanding	—	4	—	10	—	—	—	—

Unit value	$—	$28.75	$—	$37.84	$—	$—	$—	$—

Personal Retirement:

Units outstanding	2,619	—	1,042	—	616	—	154	—

Highest value	$23.34	$—	$61.86	$—	$79.79	$—	$19.75	$—

Lowest value	$16.26	$—	$30.71	$—	$41.22	$—	$16.25	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class

Assets:

Investments	$2,007	$749	$4,192	$988	$9,457	$1,326	$15,057	$1,942

Receivable from EFILI	—	—	—	—	—	—	—	—

Total Assets	$2,007	$749	$4,192	$988	$9,457	$1,326	$15,057	$1,942

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$2,007	$749	$4,192	$988	$9,457	$1,326	$15,057	$1,942

Net Assets:

Retirement Reserves	$—	$749	$—	$988	$—	$1,326	$—	$1,942

Income Advantage	—	—	—	—	—	—	—	—

Personal Retirement	2,007	—	4,192	—	9,457	—	15,057	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$2,007	$749	$4,192	$988	$9,457	$1,326	$15,057	$1,942

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	33	—	40	—	51	—	68

Unit value	$—	$22.58	$—	$24.52	$—	$25.94	$—	$28.41

Income Advantage:

Units outstanding	—	—	—	—	—	—	—	—

Unit value	$—	$—	$—	$—	$—	$—	$—	$—

Personal Retirement:

Units outstanding	96	—	164	—	380	—	552	—

Highest value	$21.31	$—	$29.08	$—	$31.69	$—	$35.84	$—

Lowest value	$—	$—	$21.18	$—	$22.79	$—	$24.81	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class

Assets:

Investments	$16,874	$1,476	$23,688	$2	$333	$2	$670	$2

Receivable from EFILI	—	—	—	—	—	—	—	—

Total Assets	$16,874	$1,476	$23,688	$2	$333	$2	$670	$2

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$16,874	$1,476	$23,688	$2	$333	$2	$670	$2

Net Assets:

Retirement Reserves	$—	$1,476	$—	$2	$—	$2	$—	$2

Income Advantage	—	—	—	—	—	—	—	—

Personal Retirement	16,874	—	23,688	—	333	—	670	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$16,874	$1,476	$23,688	$2	$333	$2	$670	$2

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	49	—	—	—	—	—	—

Unit value	$—	$29.89	$—	$10.84	$—	$10.96	$—	$10.99

Income Advantage:

Units outstanding	—	—	—	—	—	—	—	—

Unit value	$—	$—	$—	$—	$—	$—	$—	$—

Personal Retirement:

Units outstanding	562	—	746	—	31	—	61	—

Highest value	$39.92	$—	$44.14	$—	$10.88	$—	$11.02	$—

Lowest value	$27.29	$—	$29.65	$—	$—	$—	$—	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2045 Investor Class	VIP – Freedom 2050 Initial Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class

Assets:

Investments	$3	$2	$1,114	$879	$2,273	$1,462	$27,950	$51,610

Receivable from EFILI	—	—	3	4	4	—	—	2

Total Assets	$3	$2	$1,117	$883	$2,277	$1,462	$27,950	$51,612

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$3	$2	$1,117	$883	$2,277	$1,462	$27,950	$51,612

Net Assets:

Retirement Reserves	$—	$2	$—	$—	$—	$1,415	$—	$2,538

Income Advantage	—	—	—	—	—	47	—	361

Personal Retirement	3	—	—	—	—	—	27,950	48,271

Freedom Lifetime	—	—	1,117	883	2,277	—	—	442

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$3	$2	$1,117	$883	$2,277	$1,462	$27,950	$51,612

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	—	—	—	—	48	—	155

Unit value	$—	$11.00	$—	$—	$—	$29.28	$—	$16.35

Income Advantage:

Units outstanding	—	—	—	—	—	2	—	23

Unit value	$—	$—	$—	$—	$—	$28.25	$—	$15.78

Personal Retirement:

Units outstanding	—	—	—	—	—	—	744	2,781

Highest value	$11.03	$—	$—	$—	$—	$—	$59.03	$18.69

Lowest value	$—	$—	$—	$—	$—	$—	$31.83	$15.98

Freedom Lifetime Income:

Units outstanding	—	—	57	38	83	—	—	29

Units value	$—	$—	$19.64	$23.12	$27.40	$—	$—	$15.47

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class

Assets:

Investments	$1,145	$144,756	$178,849	$149,456	$65,342	$1,097	$18,697	$1,364

Receivable from EFILI	—	17	13	12	2	—	—	—

Total Assets	$1,145	$144,773	$178,862	$149,468	$65,344	$1,097	$18,697	$1,364

Liabilities:

Payable to EFILI	—	—	—	—	—	1	—	—

Total Net Assets	$1,145	$144,773	$178,862	$149,468	$65,344	$1,096	$18,697	$1,364

Net Assets:

Retirement Reserves	$506	$9,280	$3,038	$4,098	$1,137	$1,055	$—	$1,348

Income Advantage	—	2,574	826	1,210	389	41	—	16

Personal Retirement	639	129,071	115,217	142,836	63,818	—	18,697	—

Freedom Lifetime	—	3,848	6,972	1,324	—	—	—	—

Growth & Guaranteed Income	—	—	52,809	—	—	—	—	—

Total Net Assets	$1,145	$144,773	$178,862	$149,468	$65,344	$1,096	$18,697	$1,364

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	48	424	138	163	41	30	—	47

Unit value	$10.55	$21.89	$21.99	$25.21	$27.49	$35.48	$—	$28.83

Income Advantage:

Units outstanding	—	121	39	49	15	1	—	1

Unit value	$—	$21.12	$21.31	$24.32	$26.53	$34.31	$—	$27.88

Personal Retirement:

Units outstanding	60	5,353	4,585	4,981	1,960	—	499	—

Highest value	$10.59	$30.15	$35.27	$39.86	$48.36	$—	$48.06	$—

Lowest value	$—	$23.19	$23.98	$27.79	$30.31	$—	$36.41	$—

Freedom Lifetime Income:

Units outstanding	—	186	307	55	—	—	—	—

Units value	$—	$20.71	$22.70	$23.91	$26.16	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	1,817	—	—	—	—	—

Highest value	$—	$—	$30.34	$—	$—	$—	$—	$—

Lowest value	$—	$—	$20.63	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	452	—	—	—	—	—

Highest value	$—	$—	$29.65	$—	$—	$—	$—	$—

Lowest value	$—	$—	$20.12	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class

Assets:

Investments	$6,277	$3,698	$14,205	$595	$13,535	$1,832	$29,537	$28,835

Receivable from EFILI	—	4	—	—	—	2	—	3

Total Assets	$6,277	$3,702	$14,205	$595	$13,535	$1,834	$29,537	$28,838

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$6,277	$3,702	$14,205	$595	$13,535	$1,834	$29,537	$28,838

Net Assets:

Retirement Reserves	$—	$2,849	$—	$584	$—	$1,693	$—	$759

Income Advantage	—	853	—	11	—	141	—	79

Personal Retirement	6,277	—	14,205	—	13,535	—	29,537	28,000

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$6,277	$3,702	$14,205	$595	$13,535	$1,834	$29,537	$28,838

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	—	98	—	46	—	124	—	74

Unit value	$—	$29.02	$—	$12.66	$—	$13.67	$—	$10.21

Income Advantage:

Units outstanding	—	30	—	1	—	10	—	8

Unit value	$—	$28.07	$—	$12.26	$—	$13.41	$—	$10.09

Personal Retirement:

Units outstanding	198	—	380	—	805	—	2,036	2,647

Highest value	$63.25	$—	$76.20	$—	$36.38	$—	$14.59	$10.61

Lowest value	$29.34	$—	$31.42	$—	$13.64	$—	$14.38	$10.52

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity Portfolio - Class I	VIF – Emerging Markets Debt Portfolio - Class I	VIF – Global Strategist Class II	Invesco – VI Global Core Equity	Allspring – VT Discovery SMID Cap Growth Class 2

Assets:
Investments	$42,088	$7,707	$18,404	$5,798	$7,321	$3,885	$5,495	$3,170
Receivable from EFILI	1	1	—	1	1	—	—	1

Total Assets	$42,089	$7,708	$18,404	$5,799	$7,322	$3,885	$5,495	$3,171
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—

Total Net Assets	$42,089	$7,708	$18,404	$5,799	$7,322	$3,885	$5,495	$3,171

Net Assets:

Retirement Reserves	$1,636	$373	$628	$1,526	$856	$334	$355	$3,048

Income Advantage	89	—	22	99	72	102	70	123

Personal Retirement	40,364	7,335	17,754	4,174	6,394	3,449	5,070	—

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$42,089	$7,708	$18,404	$5,799	$7,322	$3,885	$5,495	$3,171

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	94	27	54	50	25	15	13	45

Unit value	$17.36	$13.80	$11.69	$30.42	$33.97	$22.14	$27.97	$67.78

Income Advantage:

Units outstanding	5	—	2	3	2	5	3	2

Unit value	$17.16	$—	$11.56	$28.95	$32.32	$21.07	$26.62	$64.49

Personal Retirement:

Units outstanding	2,247	513	1,465	296	403	170	224	—

Highest value	$18.05	$14.35	$12.16	$26.64	$21.70	$29.70	$30.06	$—

Lowest value	$17.90	$14.23	$12.06	$13.13	$13.87	$17.45	$18.74	$—

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	Allspring – VT Opportunity Class 2	Lazard – Retirement Emerging Markets Investor	PVIT – Commodity Real Return Portfolio - Administrative	PVIT – Low Duration Portfolio - Administrative	PVIT – Real Return Portfolio - Administrative	PVIT – Total Return Portfolio - Administrative	Blackrock – Global Allocation V.I. Fund - Class 1	FTVIP – Templeton Global Bond Fund - Class 2

Assets:

Investments	$1,325	$6,099	$4,145	$28,584	$15,044	$29,952	$27,413	$4,657

Receivable from EFILI	2	—	—	—	—	—	—	—

Total Assets	$1,327	$6,099	$4,145	$28,584	$15,044	$29,952	$27,413	$4,657

Liabilities:

Payable to EFILI	—	—	—	1	—	—	—	—

Total Net Assets	$1,327	$6,099	$4,145	$28,583	$15,044	$29,952	$27,413	$4,657

Net Assets:

Retirement Reserves	$1,157	$873	$10	$2,341	$625	$1,101	$612	$69

Income Advantage	170	32	—	6	19	3	10	—

Personal Retirement	—	5,194	4,135	26,236	14,400	28,848	26,791	4,588

Freedom Lifetime	—	—	—	—	—	—	—	—

Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total Net Assets	$1,327	$6,099	$4,145	$28,583	$15,044	$29,952	$27,413	$4,657

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	14	51	1	210	46	85	36	7

Unit value	$82.64	$17.25	$7.32	$11.17	$13.68	$12.89	$16.51	$9.35

Income Advantage:

Units outstanding	2	2	—	1	1	—	1	—

Unit value	$78.64	$16.65	$—	$10.86	$13.29	$12.52	$16.12	$—

Personal Retirement:

Units outstanding	—	325	522	2,211	1,019	2,140	1,478	455

Highest value	$—	$29.99	$7.95	$12.09	$14.80	$13.95	$17.93	$10.15

Lowest value	$—	$14.11	$7.81	$11.65	$13.61	$13.00	$17.62	$9.98

Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
FTVIP – Franklin Government Securities Fund - Class 2

Assets:

Investments	$5,648

Receivable from EFILI	—

Total Assets	$5,648

Liabilities:

Payable to EFILI	—

Total Net Assets	$5,648

Net Assets:

Retirement Reserves	$284

Income Advantage	—

Personal Retirement	5,364

Freedom Lifetime	—

Growth & Guaranteed Income	—

Total Net Assets	$5,648

Units Outstanding and Unit Value:

Retirement Reserves:

Units outstanding	29

Unit value	$9.72

Income Advantage:

Units outstanding	—

Unit value	$—

Personal Retirement:

Units outstanding	512

Highest value	$10.56

Lowest value	$10.38

Freedom Lifetime Income:

Units outstanding	—

Units value	$—

Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—

Highest value	$—

Lowest value	$—

Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—

Highest value	$—

Lowest value	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity Income Initial Class	VIP – Equity Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Income:
Dividends	$1,088	$10,667	$221	$1,422	$734	$975	$85	$41

Expenses:
Retirement Reserves:
Mortality and expense risk charges	170	—	25	—	271	—	468	—
Administrative and other charges	11	—	2	—	18	—	31	—

Total expenses	181	—	27	—	289	—	499	—

Income Advantage:
Mortality and expense risk charges	2	—	4	—	23	—	23	—
Administrative and other charges	1	—	3	—	8	—	8	—

Total expenses	3	—	7	—	31	—	31	—

Personal Retirement:
Mortality and expense risk charges	—	272	—	28	—	63	—	71
Administrative and other charges	—	112	—	14	—	27	—	31

Total expenses	—	384	—	42	—	90	—	102

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	7	—	—	—	—	—	—
Administrative and other charges	—	1	—	—	—	—	—	—

Total expenses	—	8	—	—	—	—	—	—

Total expenses	184	392	34	42	320	90	530	102

Net investment income (loss)	904	10,275	187	1,380	414	885	(445)	(61)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(899)	(599)	(53)	68	2,280	604
Realized gain distributions	—	—	—	—	1,102	1,520	3,055	3,065

Net realized gain (loss) on investments	—	—	(899)	(599)	1,049	1,588	5,335	3,669
Unrealized appreciation (depreciation)	—	—	1,077	1,696	2,169	2,672	14,675	15,481

Net increase (decrease) in net assets from operations	$904	$10,275	$365	$2,477	$3,632	$5,145	$19,565	$19,089

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class

Income:
Dividends	$71	$207	$269	$1,489	$453	$496	$5,817	$99

Expenses:
Retirement Reserves:
Mortality and expense risk charges	51	—	70	—	147	—	410	42
Administrative and other charges	3	—	5	—	10	—	27	3

Total expenses	54	—	75	—	157	—	437	45

Income Advantage:
Mortality and expense risk charges	2	—	10	—	7	—	25	1
Administrative and other charges	1	—	4	—	2	—	10	1

Total expenses	3	—	14	—	9	—	35	2

Personal Retirement:
Mortality and expense risk charges	—	25	—	72	—	26	368	—
Administrative and other charges	—	10	—	29	—	12	164	—

Total expenses	—	35	—	101	—	38	532	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	57	35	89	101	166	38	1,004	47

Net investment income (loss)	14	172	180	1,388	287	458	4,813	52

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(8)	171	(300)	(654)	(302)	(134)	15,450	198
Realized gain distributions	18	56	—	—	231	255	3,428	—

Net realized gain (loss) on investments	10	227	(300)	(654)	(71)	121	18,878	198
Unrealized appreciation (depreciation)	1,215	3,425	671	2,641	2,093	2,096	65,359	587

Net increase (decrease) in net assets from operations	$1,239	$3,824	$551	$3,375	$2,309	$2,675	$89,050	$837

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Income:
Dividends	$182	$607	$846	$232	$4,649	$7	$37	$260

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	891	—	94	—	13	—	111
Administrative and other charges	—	59	—	6	—	1	—	7

Total expenses	—	950	—	100	—	14	—	118

Income Advantage:
Mortality and expense risk charges	—	46	—	9	—	1	—	11
Administrative and other charges	—	16	—	3	—	—	—	4

Total expenses	—	62	—	12	—	1	—	15

Personal Retirement:
Mortality and expense risk charges	14	—	228	—	332	—	16	—
Administrative and other charges	6	—	97	—	115	—	5	—

Total expenses	20	—	325	—	447	—	21	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	491	—	—	—
Administrative and other charges	—	—	—	—	133	—	—	—

Total expenses	—	—	—	—	624	—	—	—

Total expenses	20	1,012	325	112	1,071	15	21	133

Net investment income (loss)	162	(405)	521	120	3,578	(8)	16	127

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	47	3,744	3,632	402	6,083	15	78	639
Realized gain distributions	—	4,415	7,036	521	10,318	85	576	591

Net realized gain (loss) on investments	47	8,159	10,668	923	16,401	100	654	1,230
Unrealized appreciation (depreciation)	1,319	26,999	43,574	1,523	33,560	356	2,470	1,281

Net increase (decrease) in net assets from operations	$1,528	$34,753	$54,763	$2,566	$53,539	$448	$3,140	$2,638

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class

Income:
Dividends	$505	$—	$—	$136	$284	$57	$199	$41

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	112	—	160	—	34	—	19
Administrative and other charges	—	7	—	11	—	2	—	1

Total expenses	—	119	—	171	—	36	—	20

Income Advantage:
Mortality and expense risk charges	—	9	—	18	—	3	—	1
Administrative and other charges	—	4	—	6	—	1	—	—

Total expenses	—	13	—	24	—	4	—	1

Personal Retirement:
Mortality and expense risk charges	38	—	77	—	63	—	20	—
Administrative and other charges	18	—	34	—	27	—	9	—

Total expenses	56	—	111	—	90	—	29	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	56	132	111	195	90	40	29	21

Net investment income (loss)	449	(132)	(111)	(59)	194	17	170	20

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,023	336	305	31	126	11	(234)	112
Realized gain distributions	1,208	—	—	628	1,493	188	710	72

Net realized gain (loss) on investments	3,231	336	305	659	1,619	199	476	184
Unrealized appreciation (depreciation)	1,932	5,644	24,343	2,539	5,764	685	2,598	(382)

Net increase (decrease) in net assets from operations	$5,612	$5,848	$24,537	$3,139	$7,577	$901	$3,244	$(178)

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class

Income:
Dividends	$336	$43	$77	$132	$599	$—	$—	$24

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	229	—	37	—	87	—	7
Administrative and other charges	—	15	—	2	—	6	—	—

Total expenses	—	244	—	39	—	93	—	7

Income Advantage:
Mortality and expense risk charges	—	12	—	5	—	5	—	—
Administrative and other charges	—	4	—	1	—	1	—	—

Total expenses	—	16	—	6	—	6	—	—

Personal Retirement:
Mortality and expense risk charges	17	—	118	—	25	—	70	—
Administrative and other charges	8	—	60	—	12	—	30	—

Total expenses	25	—	178	—	37	—	100	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	25	260	178	45	37	99	100	7

Net investment income (loss)	311	(217)	(101)	87	562	(99)	(100)	17

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	379	868	4,109	20	605	153	823	(50)
Realized gain distributions	471	851	3,096	—	—	—	—	46

Net realized gain (loss) on investments	850	1,719	7,205	20	605	153	823	(4)
Unrealized appreciation (depreciation)	(1,472)	11,144	42,133	(268)	(1,672)	346	1,434	90

Net increase (decrease) in net assets from operations	$(311)	$12,646	$49,237	$(161)	$(505)	$400	$2,157	$103

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Income:
Dividends	$415	$6	$37	$1	$3	$60	$341	$168

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	14	—	12	—	18	—	24
Administrative and other charges	—	1	—	1	—	1	—	2

Total expenses	—	15	—	13	—	19	—	26

Income Advantage:
Mortality and expense risk charges	—	1	—	—	—	1	—	4
Administrative and other charges	—	—	—	1	—	—	—	2

Total expenses	—	1	—	1	—	1	—	6

Personal Retirement:
Mortality and expense risk charges	18	—	16	—	22	—	16	—
Administrative and other charges	9	—	8	—	10	—	8	—

Total expenses	27	—	24	—	32	—	24	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	27	16	24	14	32	20	24	32

Net investment income (loss)	388	(10)	13	(13)	(29)	40	317	136

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2)	11	86	64	353	(41)	(401)	(32)
Realized gain distributions	737	—	—	—	—	108	645	—

Net realized gain (loss) on investments	735	11	86	64	353	67	244	(32)
Unrealized appreciation (depreciation)	1,144	390	3,128	519	6,293	132	862	210

Net increase (decrease) in net assets from operations	$2,267	$391	$3,227	$570	$6,617	$239	$1,423	$314

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class	VIP – Investor Freedom Income Investor Class	VIP – Freedom 2005 Initial Class

Income:
Dividends	$2,181	$7	$96	$25	$307	$34	$123	$24

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	13	—	14	—	7	—	5
Administrative and other charges	—	1	—	1	—	—	—	—

Total expenses	—	14	—	15	—	7	—	5

Income Advantage:
Mortality and expense risk charges	—	1	—	4	—	—	—	—
Administrative and other charges	—	—	—	1	—	—	—	—

Total expenses	—	1	—	5	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	62	—	30	—	30	—	5	—
Administrative and other charges	27	—	17	—	14	—	1	—

Total expenses	89	—	47	—	44	—	6	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	89	15	47	20	44	7	6	5

Net investment income (loss)	2,092	(8)	49	5	263	27	117	19

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(821)	67	570	7	330	(2)	(96)	(12)
Realized gain distributions	—	—	—	72	931	—	—	—

Net realized gain (loss) on investments	(821)	67	570	79	1,261	(2)	(96)	(12)
Unrealized appreciation (depreciation)	3,195	379	6,843	283	3,044	31	195	37

Net increase (decrease) in net assets from operations	$4,466	$438	$7,462	$367	$4,568	$56	$216	$44

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class

Income:
Dividends	$89	$31	$176	$36	$336	$49	$482	$52

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	7	—	8	—	12	—	13
Administrative and other charges	—	—	—	—	—	1	—	1

Total expenses	—	7	—	8	—	13	—	14

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	3	—	9	—	14	—	26	—
Administrative and other charges	1	—	2	—	4	—	9	—

Total expenses	4	—	11	—	18	—	35	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	4	7	11	8	18	13	35	14

Net investment income (loss)	85	24	165	28	318	36	447	38

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(25)	(18)	(41)	(11)	(35)	(71)	35	10
Realized gain distributions	—	60	—	20	—	14	—	—

Net realized gain (loss) on investments	(25)	42	(41)	9	(35)	(57)	35	10
Unrealized appreciation (depreciation)	89	(5)	263	59	678	195	1,268	172

Net increase (decrease) in net assets from operations	$149	$61	$387	$96	$961	$174	$1,750	$220

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class

Income:
Dividends	$474	$35	$559	$—	$5	$—	$8	$—

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	10	—	—	—	—	—	—
Administrative and other charges	—	1	—	—	—	—	—	—

Total expenses	—	11	—	—	—	—	—	—

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	30	—	38	—	—	—	—	—
Administrative and other charges	8	—	11	—	—	—	—	—

Total expenses	38	—	49	—	—	—	—	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	38	11	49	—	—	—	—	—

Net investment income (loss)	436	24	510	—	5	—	8	—

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	58	9	174	—	(2)	—	—	(1)
Realized gain distributions	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	58	9	174	—	(2)	—	—	(1)
Unrealized appreciation (depreciation)	1,635	146	2,321	—	16	—	39	—

Net increase (decrease) in net assets from operations	$2,129	$179	$3,005	$—	$19	$—	$47	$(1)

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2045 Investor Class	VIP – Freedom 2050 Initial Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class

Income:
Dividends	$—	$—	$48	$33	$67	$12	$244	$1,945

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	—	—	—	—	8	—	21
Administrative and other charges	—	—	—	—	—	1	—	1

Total expenses	—	—	—	—	—	9	—	22

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	1	—	3
Administrative and other charges	—	—	—	—	—	—	—	1

Total expenses	—	—	—	—	—	1	—	4

Personal Retirement:
Mortality and expense risk charges	—	—	—	—	—	—	28	82
Administrative and other charges	—	—	—	—	—	—	12	27

Total expenses	—	—	—	—	—	—	40	109

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	6	4	12	—	—	3
Administrative and other charges	—	—	1	1	1	—	—	—

Total expenses	—	—	7	5	13	—	—	3

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	—	—	7	5	13	10	40	138

Net investment income (loss)	—	—	41	28	54	2	204	1,807

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(6)	—	4	(24)	(97)	(1,011)
Realized gain distributions	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	—	—	(6)	—	4	(24)	(97)	(1,011)
Unrealized appreciation (depreciation)	—	—	43	49	194	207	4,414	3,426

Net increase (decrease) in net assets from operations	$—	$—	$78	$77	$252	$185	$4,521	$4,222

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP –Materials Initial Class

Income:
Dividends	$16	$3,592	$3,987	$2,839	$980	$21	$366	$19

Expenses:
Retirement Reserves:
Mortality and expense risk charges	2	73	22	30	8	8	—	10
Administrative and other charges	—	5	2	2	1	—	—	1

Total expenses	2	78	24	32	9	8	—	11

Income Advantage:
Mortality and expense risk charges	—	19	5	9	3	1	—	—
Administrative and other charges	—	7	2	3	1	—	—	—

Total expenses	—	26	7	12	4	1	—	—

Personal Retirement:
Mortality and expense risk charges	—	192	165	204	79	—	22	—
Administrative and other charges	—	63	54	65	29	—	10	—

Total expenses	—	255	219	269	108	—	32	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	19	33	7	1	—	—	—
Administrative and other charges	—	4	7	1	—	—	—	—

Total expenses	—	23	40	8	1	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	496	—	—	—	—	—
Administrative and other charges	—	—	133	—	—	—	—	—

Total expenses	—	—	629	—	—	—	—	—

Total expenses	2	382	919	321	122	9	32	11

Net investment income (loss)	14	3,210	3,068	2,518	858	12	334	8

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	(615)	(273)	218	(49)	11	118	(12)
Realized gain distributions	—	—	—	—	—	15	258	3

Net realized gain (loss) on investments	—	(615)	(273)	218	(49)	26	376	(9)
Unrealized appreciation (depreciation)	36	14,422	19,089	17,110	8,900	(12)	(181)	86

Net increase (decrease) in net assets from operations	$50	$17,017	$21,884	$19,846	$9,709	$26	$529	$85

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class

Income:
Dividends	$83	$—	$—	$13	$286	$141	$2,043	$679

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	15	—	5	—	18	—	7
Administrative and other charges	—	1	—	—	—	1	—	—

Total expenses	—	16	—	5	—	19	—	7

Income Advantage:
Mortality and expense risk charges	—	4	—	—	—	1	—	1
Administrative and other charges	—	1	—	—	—	—	—	—

Total expenses	—	5	—	—	—	1	—	1

Personal Retirement:
Mortality and expense risk charges	10	—	11	—	13	—	29	29
Administrative and other charges	3	—	6	—	6	—	14	13

Total expenses	13	—	17	—	19	—	43	42

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	13	21	17	5	19	20	43	50

Net investment income (loss)	70	(21)	(17)	8	267	121	2,000	629

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(50)	87	314	2	5	26	187	13
Realized gain distributions	13	—	—	—	—	—	—	—

Net realized gain (loss) on investments	(37)	87	314	2	5	26	187	13
Unrealized appreciation (depreciation)	418	862	4,135	36	850	90	985	730

Net increase (decrease) in net assets from operations	$451	$928	$4,432	$46	$1,122	$237	$3,172	$1,372

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Total Market Index Initial Class	VIP –Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity Portfolio - Class I	VIF – Emerging Markets Debt Portfolio - Class I	VIF – Global Strategist Class II	Invesco – VI Global Core Equity	Allspring – VT Discovery SMID Cap Growth Class 2

Income:
Dividends	$386	$124	$494	$95	$669	$60	$30	$—

Expenses:
Retirement Reserves:
Mortality and expense risk charges	9	4	5	11	7	3	3	22
Administrative and other charges	1	—	—	1	—	—	—	1

Total expenses	10	4	5	12	7	3	3	23

Income Advantage:
Mortality and expense risk charges	—	—	—	1	1	1	1	1
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	1	1	1	1	1

Personal Retirement:
Mortality and expense risk charges	44	9	18	5	8	3	4	—
Administrative and other charges	17	4	8	2	3	1	2	—

Total expenses	61	13	26	7	11	4	6	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	71	17	31	20	19	8	10	24

Net investment income (loss)	315	107	463	75	650	52	20	(24)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,479	(61)	352	38	(86)	2	125	1
Realized gain distributions	—	—	—	103	—	—	4	—

Net realized gain (loss) on investments	1,479	(61)	352	141	(86)	2	129	1
Unrealized appreciation (depreciation)	6,463	1,062	1,745	397	230	419	920	539

Net increase (decrease) in net assets from operations	$8,257	$1,108	$2,560	$613	$794	$473	$1,069	$516

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	Allspring – VT Opportunity Class 2	Lazard – Retirement Emerging Markets Investor	PVIT – Commodity Real Return Portfolio - Administrative	PVIT – Low Duration Portfolio - Administrative	PVIT – Real Return Portfolio - Administrative	PVIT – Total Return Portfolio - Administrative	Blackrock – Global Allocation V.I. Fund - Class 1	FTVIP – Templeton Global Bond Fund - Class 2

Income:
Dividends	$—	$293	$835	$1,050	$491	$1,189	$546	$—

Expenses:
Retirement Reserves:
Mortality and expense risk charges	8	7	—	17	7	8	5	1
Administrative and other charges	1	—	—	1	—	1	—	—

Total expenses	9	7	—	18	7	9	5	1

Income Advantage:
Mortality and expense risk charges	2	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	2	—	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	5	4	34	18	41	37	7
Administrative and other charges	—	3	3	13	8	15	13	1

Total expenses	—	8	7	47	26	56	50	8

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	11	15	7	65	33	65	55	9

Net investment income (loss)	(11)	278	828	985	458	1,124	491	(9)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	(53)	(572)	(454)	(698)	(1,705)	(687)	(400)
Realized gain distributions	104	—	—	—	—	—	—	—

Net realized gain (loss) on investments	106	(53)	(572)	(454)	(698)	(1,705)	(687)	(400)
Unrealized appreciation (depreciation)	181	924	(723)	821	782	2,259	3,460	510

Net increase (decrease) in net assets from operations	$276	$1,149	$(467)	$1,352	$542	$1,678	$3,264	$101

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
FTVIP – Franklin Government Securities Fund - Class 2

Income:
Dividends	$169

Expenses:
Retirement Reserves:
Mortality and expense risk charges	4
Administrative and other charges	—

Total expenses	4

Income Advantage:
Mortality and expense risk charges	—
Administrative and other charges	—

Total expenses	—

Personal Retirement:
Mortality and expense risk charges	8
Administrative and other charges	2

Total expenses	10

Freedom Lifetime Income:
Mortality and expense risk charges	—
Administrative and other charges	—

Total expenses	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—
Administrative and other charges	—

Total expenses	—

Total expenses	14

Net investment income (loss)	155

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(74)
Realized gain distributions	—

Net realized gain (loss) on investments	(74)
Unrealized appreciation (depreciation)	140

Net increase (decrease) in net assets from operations	$221

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class		VIP – Government Money Market Investor Class		VIP – High Income Initial Class		VIP – High Income Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$904	$155	$10,275	$2,672	$187	$200	$1,380	$1,412
Net realized gain (loss) on investments	—	—	—	—	(899)	(508)	(599)	(957)
Unrealized appreciation (depreciation)	—	—	—	—	1,077	(351)	1,696	(4,505)

Net increase (decrease) in net assets from operations	904	155	10,275	2,672	365	(659)	2,477	(4,050)

Contract Transactions:
Payments received from contract owners	—	—	67,533	68,559	—	—	39	53
Transfers between sub-accounts and the fixed account, net	4,723	11,267	6,248	46,798	(85)	(23)	(2,030)	(3,751)
Contract benefits	(478)	(236)	(8,415)	(12,801)	(137)	(173)	(1)	(32)
Contract terminations	(6,537)	(6,988)	(57,902)	(41,688)	(311)	(484)	(2,362)	(1,753)
Contract maintenance charges	(5)	(5)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	5	4	(4)	1	(57)	18	1	1

Net increase (decrease) in net assets from contract transactions	(2,292)	4,042	7,460	60,869	(591)	(663)	(4,353)	(5,482)

Total increase (decrease) in net assets	(1,388)	4,197	17,735	63,541	(226)	(1,322)	(1,876)	(9,532)

Net Assets:
Beginning of period	24,234	20,037	216,580	153,039	4,258	5,580	27,139	$36,671

End of period	$22,846	$24,234	$234,315	$216,580	$4,032	$4,258	$25,263	$27,139

(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income Initial Class		VIP – Equity-Income Investor Class		VIP – Growth Initial Class		VIP – Growth Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$414	$440	$885	$951	$(445)	$(132)	$(61)	$227
Net realized gain (loss) on investments	1,049	1,416	1,588	2,462	5,335	8,409	3,669	6,024
Unrealized appreciation (depreciation)	2,169	(4,705)	2,672	(6,638)	14,675	(29,629)	15,481	(25,104)

Net increase (decrease) in net assets from operations	3,632	(2,849)	5,145	(3,225)	19,565	(21,352)	19,089	(18,853)

Contract Transactions:
Payments received from contract owners	—	—	345	939	—	—	294	522
Transfers between sub-accounts and the fixed account, net	(710)	(1,298)	(2,579)	249	251	(3,841)	3,494	(2,149)
Contract benefits	(983)	(721)	—	—	(707)	(868)	—	(10)
Contract terminations	(2,468)	(3,228)	(2,557)	(1,713)	(3,697)	(2,993)	(1,794)	(2,443)
Contract maintenance charges	(5)	(5)	—	—	(9)	(9)	—	—
Other transfers (to) from EFILI, net	(178)	(192)	(1)	1	(173)	(186)	1	1

Net increase (decrease) in net assets from contract transactions	(4,344)	(5,444)	(4,792)	(524)	(4,335)	(7,897)	1,995	(4,079)

Total increase (decrease) in net assets	(712)	(8,293)	353	(3,749)	15,230	(29,249)	21,084	(22,932)

Net Assets:
Beginning of period	40,502	48,795	55,573	59,322	57,602	86,851	53,077	76,009

End of period	$39,790	$40,502	$55,926	$55,573	$72,832	$57,602	$74,161	$53,077

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	VIP – Overseas Initial Class		VIP – Overseas Investor Class		VIP – Investment Grade Bond Initial Class		VIP – Investment Grade Bond Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$14	$17	$172	$166	$180	$169	$1,388	$1,328
Net realized gain (loss) on investments	10	50	227	389	(300)	463	(654)	2,677
Unrealized appreciation (depreciation)	1,215	(2,456)	3,425	(6,956)	671	(2,603)	2,641	(13,889)

Net increase (decrease) in net assets from operations	1,239	(2,389)	3,824	(6,401)	551	(1,971)	3,375	(9,884)

Contract Transactions:
Payments received from contract owners	—	—	76	163	—	—	1,221	678
Transfers between sub-accounts and the fixed account, net	(186)	(442)	710	(1,250)	(635)	(1,146)	1,247	(7,381)
Contract benefits	(63)	(98)	—	(39)	(253)	(459)	—	(31)
Contract terminations	(308)	(293)	(576)	(280)	(805)	(753)	(6,264)	(2,222)
Contract maintenance charges	(1)	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(20)	3	—	(1)	(49)	18	—	3

Net increase (decrease) in net assets from contract transactions	(578)	(831)	210	(1,407)	(1,744)	(2,342)	(3,796)	(8,953)

Total increase (decrease) in net assets	661	(3,220)	4,034	(7,808)	(1,193)	(4,313)	(421)	(18,837)

Net Assets:
Beginning of period	6,589	9,809	18,540	26,348	11,509	15,822	59,176	78,013

End of period	$7,250	$6,589	$22,574	$18,540	$10,316	$11,509	$58,755	$59,176

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager Initial Class		VIP – Asset Manager Investor Class		VIP – Index 500 Initial Class		VIP – Asset Manager Growth Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$287	$278	$458	$448	$4,813	$4,388	$52	$66
Net realized gain (loss) on investments	(71)	1,457	121	1,684	18,878	13,751	198	657
Unrealized appreciation (depreciation)	2,093	(5,756)	2,096	(6,411)	65,359	(94,659)	587	(2,198)

Net increase (decrease) in net assets from operations	2,309	(4,021)	2,675	(4,279)	89,050	(76,520)	837	(1,475)

Contract Transactions:
Payments received from contract owners	—	—	156	163	3,861	4,168	—	—
Transfers between sub-accounts and the fixed account, net	(863)	204	(1,633)	(690)	19,448	11,980	(798)	(235)
Contract benefits	(1,135)	(497)	—	—	(1,921)	(2,199)	(183)	(197)
Contract terminations	(1,270)	(1,308)	(1,544)	(1,373)	(14,444)	(5,672)	(415)	(521)
Contract maintenance charges	(2)	(2)	—	—	(9)	(9)	(1)	(1)
Other transfers (to) from EFILI, net	23	(15)	—	1	(65)	(70)	(30)	(44)

Net increase (decrease) in net assets from contract transactions	(3,247)	(1,618)	(3,021)	(1,899)	6,870	8,198	(1,427)	(998)

Total increase (decrease) in net assets	(938)	(5,639)	(346)	(6,178)	95,920	(68,322)	(590)	(2,473)

Net Assets:
Beginning of period	20,906	26,545	22,790	28,968	342,362	410,684	6,310	8,783

End of period	$19,968	$20,906	$22,444	$22,790	$438,282	$342,362	$5,720	$6,310

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager Growth Investor Class		VIP – Contrafund Initial Class		VIP – Contrafund Investor Class		VIP – Balanced Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$162	$174	$(405)	$(409)	$521	$504	$120	$66
Net realized gain (loss) on investments	47	775	8,159	9,516	10,668	12,922	923	1,391
Unrealized appreciation (depreciation)	1,319	(3,146)	26,999	(53,450)	43,574	(76,932)	1,523	(4,752)

Net increase (decrease) in net assets from operations	1,528	(2,197)	34,753	(44,343)	54,763	(63,506)	2,566	(3,295)

Contract Transactions:
Payments received from contract owners	128	121	—	—	1,399	1,080	—	—
Transfers between sub-accounts and the fixed account, net	(363)	(222)	(1,677)	(2,837)	(1,568)	(7,384)	(603)	(616)
Contract benefits	—	—	(3,023)	(2,260)	(15)	(138)	(303)	(323)
Contract terminations	(671)	(5)	(6,453)	(4,695)	(5,670)	(3,233)	(1,180)	(485)
Contract maintenance charges	—	—	(18)	(19)	—	—	(2)	(2)
Other transfers (to) from EFILI, net	—	1	(311)	(298)	(2)	2	3	31

Net increase (decrease) in net assets from contract transactions	(906)	(105)	(11,482)	(10,109)	(5,856)	(9,673)	(2,085)	(1,395)

Total increase (decrease) in net assets	622	(2,302)	23,271	(54,452)	48,907	(73,179)	481	(4,690)

Net Assets:
Beginning of period	10,339	12,641	113,089	167,541	169,789	242,968	13,540	18,230

End of period	$10,961	$10,339	$136,360	$113,089	$218,696	$169,789	$14,021	$13,540

(In thousands)	Subaccounts Investing In:
	VIP – Balanced Investor Class		VIP – Dynamic Capital Appreciation Initial Class		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$3,578	$2,310	$(8)	$(10)	$16	$7	$127	$133
Net realized gain (loss) on investments	16,401	22,740	100	243	654	2,125	1,230	1,427
Unrealized appreciation (depreciation)	33,560	(86,950)	356	(698)	2,470	(5,437)	1,281	(2,882)

Net increase (decrease) in net assets from operations	53,539	(61,900)	448	(465)	3,140	(3,305)	2,638	(1,322)

Contract Transactions:
Payments received from contract owners	3,546	4,620	—	—	96	78	—	—
Transfers between sub-accounts and the fixed account, net	(2,299)	(1,706)	119	15	1,199	(2,095)	(464)	(57)
Contract benefits	(346)	(68)	(14)	(9)	—	—	(378)	(442)
Contract terminations	(21,434)	(11,387)	(32)	(110)	(146)	(609)	(1,289)	(817)
Contract maintenance charges	—	—	—	—	—	—	(2)	(2)
Other transfers (to) from EFILI, net	16	(6)	—	(11)	—	1	(33)	(44)

Net increase (decrease) in net assets from contract transactions	(20,517)	(8,547)	73	(115)	1,149	(2,625)	(2,166)	(1,362)

Total increase (decrease) in net assets	33,022	(70,447)	521	(580)	4,289	(5,930)	472	(2,684)

Net Assets:
Beginning of period	266,472	336,919	1,578	2,158	10,846	16,776	16,062	18,746

End of period	$299,494	$266,472	$2,099	$1,578	$15,135	$10,846	$16,534	$16,062

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class		VIP – Growth Opportunities Initial Class		VIP – Growth Opportunities Investor Class		VIP – Mid Cap Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$449	$504	$(132)	$(149)	$(111)	$(112)	$(59)	$(84)
Net realized gain (loss) on investments	3,231	1,536	336	5,448	305	16,654	659	1,760
Unrealized appreciation (depreciation)	1,932	(3,997)	5,644	(15,612)	24,343	(52,880)	2,539	(6,329)

Net increase (decrease) in net assets from operations	5,612	(1,957)	5,848	(10,313)	24,537	(36,338)	3,139	(4,653)

Contract Transactions:
Payments received from contract owners	250	212	—	—	542	608	—	—
Transfers between sub-accounts and the fixed account, net	(4,091)	3,935	132	(3,516)	3,301	(13,313)	(1,304)	(330)
Contract benefits	(3)	—	(480)	(704)	(2)	(34)	(561)	(401)
Contract terminations	(2,649)	(984)	(667)	(1,034)	(2,513)	(1,527)	(1,514)	(763)
Contract maintenance charges	—	—	(2)	(2)	—	—	(5)	(5)
Other transfers (to) from EFILI, net	—	6	27	23	(1)	1	(8)	32

Net increase (decrease) in net assets from contract transactions	(6,493)	3,169	(990)	(5,233)	1,327	(14,265)	(3,392)	(1,467)

Total increase (decrease) in net assets	(881)	1,212	4,858	(15,546)	25,864	(50,603)	(253)	(6,120)

Net Assets:
Beginning of period	34,095	32,883	13,789	29,335	53,464	104,067	24,373	30,493

End of period	$33,214	$34,095	$18,647	$13,789	$79,328	$53,464	$24,120	$24,373

(In thousands)	Subaccounts Investing In:
	VIP – Mid Cap Investor Class		VIP – Value Strategies Initial Class		VIP – Value Strategies Investor Class		VIP – Utilities Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$194	$160	$17	$10	$170	$167	$20	$62
Net realized gain (loss) on investments	1,619	3,757	199	256	476	1,074	184	151
Unrealized appreciation (depreciation)	5,764	(13,326)	685	(757)	2,598	(2,888)	(382)	(59)

Net increase (decrease) in net assets from operations	7,577	(9,409)	901	(491)	3,244	(1,647)	(178)	154

Contract Transactions:
Payments received from contract owners	88	139	—	—	58	201	—	—
Transfers between sub-accounts and the fixed account, net	(3,619)	1,314	(229)	(593)	(717)	(2,329)	(5,186)	5,326
Contract benefits	—	(57)	(57)	(48)	—	—	(96)	(189)
Contract terminations	(1,845)	(1,294)	(132)	(228)	(1,697)	(545)	(94)	(41)
Contract maintenance charges	—	—	—	(1)	—	—	—	(1)
Other transfers (to) from EFILI, net	1	(1)	4	4	—	—	(5)	99

Net increase (decrease) in net assets from contract transactions	(5,375)	101	(414)	(866)	(2,356)	(2,673)	(5,381)	5,194

Total increase (decrease) in net assets	2,202	(9,308)	487	(1,357)	888	(4,320)	(5,559)	5,348

Net Assets:
Beginning of period	54,232	63,540	4,791	6,148	18,509	22,829	7,297	1,949

End of period	$56,434	$54,232	$5,278	$4,791	$19,397	$18,509	$1,738	$7,297

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	VIP – Utilities Investor Class		VIP – Technology Initial Class		VIP – Technology Investor Class		VIP – Energy Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$311	$220	$(217)	$(202)	$(101)	$(152)	$87	$109
Net realized gain (loss) on investments	850	1,036	1,719	6,129	7,205	16,085	20	476
Unrealized appreciation (depreciation)	(1,472)	(783)	11,144	(18,925)	42,133	(64,453)	(268)	1,121

Net increase (decrease) in net assets from operations	(311)	473	12,646	(12,998)	49,237	(48,520)	(161)	1,706

Contract Transactions:
Payments received from contract owners	27	198	—	—	668	737	—	—
Transfers between sub-accounts and the fixed account, net	(2,061)	3,469	9,823	(7,556)	15,249	(5,880)	(2,972)	3,527
Contract benefits	—	(5)	(702)	(342)	—	(22)	(208)	(111)
Contract terminations	(628)	(478)	(1,059)	(674)	(4,216)	(2,704)	(69)	(136)
Contract maintenance charges	—	—	(3)	(4)	—	—	(1)	(1)
Other transfers (to) from EFILI, net	—	(2)	168	(26)	1	1	23	—

Net increase (decrease) in net assets from contract transactions	(2,662)	3,182	8,227	(8,602)	11,702	(7,868)	(3,227)	3,279

Total increase (decrease) in net assets	(2,973)	3,655	20,873	(21,600)	60,939	(56,388)	(3,388)	4,985

Net Assets:
Beginning of period	17,683	14,028	18,819	40,419	80,511	136,899	7,369	2,384

End of period	$14,710	$17,683	$39,692	$18,819	$141,450	$80,511	$3,981	$7,369

(In thousands)	Subaccounts Investing In:
	VIP – Energy Investor Class		VIP – Health Care Initial Class		VIP – Health Care Investor Class		VIP – Financials Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$562	$586	$(99)	$(108)	$(100)	$(106)	$17	$9
Net realized gain (loss) on investments	605	5,075	153	1,061	823	5,255	(4)	(306)
Unrealized appreciation (depreciation)	(1,672)	3,282	346	(3,226)	1,434	(15,014)	90	(259)

Net increase (decrease) in net assets from operations	(505)	8,943	400	(2,273)	2,157	(9,865)	103	(556)

Contract Transactions:
Payments received from contract owners	33	166	—	—	378	644	—	—
Transfers between sub-accounts and the fixed account, net	(9,099)	6,420	(662)	(1,006)	(7,838)	(1,823)	(35)	72
Contract benefits	—	—	(417)	(163)	—	—	(4)	(46)
Contract terminations	(424)	(507)	(199)	(441)	(2,771)	(2,492)	(17)	(249)
Contract maintenance charges	—	—	(2)	(2)	—	—	—	—
Other transfers (to) from EFILI, net	1	2	27	19	—	—	(1)	(11)

Net increase (decrease) in net assets from contract transactions	(9,489)	6,081	(1,253)	(1,593)	(10,231)	(3,671)	(57)	(234)

Total increase (decrease) in net assets	(9,994)	15,024	(853)	(3,866)	(8,074)	(13,536)	46	(790)

Net Assets:
Beginning of period	29,036	14,012	12,733	16,599	63,661	77,197	1,036	1,826

End of period	$19,042	$29,036	$11,880	$12,733	$55,587	$63,661	$1,082	$1,036

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	VIP – Financials Investor Class		VIP – Industrials Initial Class		VIP – Industrials Investor Class		VIP – Consumer Discretionary Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$388	$327	$(10)	$(11)	$13	$(4)	$(13)	$(15)
Net realized gain (loss) on investments	735	1,212	11	248	86	1,989	64	342
Unrealized appreciation (depreciation)	1,144	(3,730)	390	(468)	3,128	(3,791)	519	(1,347)

Net increase (decrease) in net assets from operations	2,267	(2,191)	391	(231)	3,227	(1,806)	570	(1,020)

Contract Transactions:
Payments received from contract owners	141	412	—	—	24	206	—	—
Transfers between sub-accounts and the fixed account, net	(1,077)	(5,603)	(3)	(37)	(414)	114	338	(729)
Contract benefits	—	—	(62)	(6)	—	—	(30)	(24)
Contract terminations	(460)	(541)	(39)	(16)	(972)	(539)	(86)	(6)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	(1)	(1)	1	2	7	(67)

Net increase (decrease) in net assets from contract transactions	(1,396)	(5,732)	(105)	(60)	(1,361)	(217)	229	(826)

Total increase (decrease) in net assets	871	(7,923)	286	(291)	1,866	(2,023)	799	(1,846)

Net Assets:
Beginning of period	16,983	24,906	1,808	2,099	15,219	17,242	1,325	3,171

End of period	$17,854	$16,983	$2,094	$1,808	$17,085	$15,219	$2,124	$1,325

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary Investor Class		VIP – Real Estate Initial Class		VIP – Real Estate Investor Class		VIP – Strategic Income Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$(29)	$(31)	$40	$15	$317	$191	$136	$113
Net realized gain (loss) on investments	353	3,106	67	44	244	506	(32)	(58)
Unrealized appreciation (depreciation)	6,293	(12,202)	132	(1,078)	862	(7,186)	210	(655)

Net increase (decrease) in net assets from operations	6,617	(9,127)	239	(1,019)	1,423	(6,489)	314	(600)

Contract Transactions:
Payments received from contract owners	64	149	—	—	53	335	—	—
Transfers between sub-accounts and the fixed account, net	1,554	(2,464)	(120)	208	(1,304)	(2,476)	(134)	(339)
Contract benefits	—	—	(58)	(67)	—	(1)	(74)	(119)
Contract terminations	(1,008)	(812)	(52)	(107)	(518)	(308)	(156)	(284)
Contract maintenance charges	—	—	(1)	(1)	—	—	(1)	(1)
Other transfers (to) from EFILI, net	1	—	5	(7)	1	2	7	(4)

Net increase (decrease) in net assets from contract transactions	611	(3,127)	(226)	26	(1,768)	(2,448)	(358)	(747)

Total increase (decrease) in net assets	7,228	(12,254)	13	(993)	(345)	(8,937)	(44)	(1,347)

Net Assets:
Beginning of period	16,022	28,276	2,564	3,557	15,277	24,214	3,919	5,266

End of period	$23,250	$16,022	$2,577	$2,564	$14,932	$15,277	$3,875	$3,919

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class		VIP – International Capital Appreciation Initial Class		VIP – International Capital Appreciation Investor Class		VIP – Value Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$2,092	$1,946	$(8)	$(11)	$49	$12	$5	$13
Net realized gain (loss) on investments	(821)	(426)	67	199	570	2,641	79	153
Unrealized appreciation (depreciation)	3,195	(8,976)	379	(915)	6,843	(13,578)	283	(340)

Net increase (decrease) in net assets from operations	4,466	(7,456)	438	(727)	7,462	(10,925)	367	(174)

Contract Transactions:
Payments received from contract owners	173	1,136	—	—	51	143	—	—
Transfers between sub-accounts and the fixed account, net	(3,472)	(4,841)	(108)	(15)	280	(1,808)	(819)	696
Contract benefits	(18)	(65)	(179)	(78)	(3)	(1)	(59)	(67)
Contract terminations	(5,180)	(2,565)	(57)	(140)	(1,507)	(442)	(37)	(171)
Contract maintenance charges	—	—	—	—	—	—	(1)	(1)
Other transfers (to) from EFILI, net	—	(1)	4	5	—	(2)	(7)	12

Net increase (decrease) in net assets from contract transactions	(8,497)	(6,336)	(340)	(228)	(1,179)	(2,110)	(923)	469

Total increase (decrease) in net assets	(4,031)	(13,792)	98	(955)	6,283	(13,035)	(556)	295

Net Assets:
Beginning of period	53,511	67,303	1,787	2,742	27,633	40,668	2,724	2,429

End of period	$49,480	$53,511	$1,885	$1,787	$33,916	$27,633	$2,168	$2,724

(In thousands)	Subaccounts Investing In:

	VIP – Value Investor Class		VIP – Freedom Income Initial Class		VIP – Investor Freedom Income Investor Class		VIP – Freedom 2005 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$263	$306	$27	$14	$117	$79	$19	$12
Net realized gain (loss) on investments	1,261	1,655	(2)	34	(96)	(5)	(12)	52
Unrealized appreciation (depreciation)	3,044	(3,336)	31	(179)	195	(673)	37	(191)

Net increase (decrease) in net assets from operations	4,568	(1,375)	56	(131)	216	(599)	44	(127)

Contract Transactions:
Payments received from contract owners	237	390	—	—	7	275	—	—
Transfers between sub-accounts and the fixed account, net	(4,194)	5,061	(81)	(27)	72	(727)	(17)	(91)
Contract benefits	—	—	(6)	—	—	—	—	—
Contract terminations	(1,014)	(340)	(53)	(30)	(575)	(1,158)	(226)	(7)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	(6)	1	(2)	(2)	(1)	1	—

Net increase (decrease) in net assets from contract transactions	(4,971)	5,105	(139)	(59)	(498)	(1,611)	(242)	(98)

Total increase (decrease) in net assets	(403)	3,730	(83)	(190)	(282)	(2,210)	(198)	(225)

Net Assets
Beginning of period	27,883	24,153	862	1,052	3,107	5,317	763	988

End of period	$27,480	$27,883	$779	$862	$2,825	$3,107	$565	$763

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010 Initial Class		VIP – Investor Freedom 2010 Investor Class		VIP – Freedom 2015 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$85	$47	$24	$13	$165	$104	$28	$15
Net realized gain (loss) on investments	(25)	130	42	54	(41)	253	9	109
Unrealized appreciation (depreciation)	89	(528)	(5)	(215)	263	(1,217)	59	(313)

Net increase (decrease) in net assets from operations	149	(351)	61	(148)	387	(860)	96	(189)

Contract Transactions:
Payments received from contract owners	—	—	—	—	8	12	—	—
Transfers between sub-accounts and the fixed account, net	(151)	(8)	(138)	(19)	(747)	(216)	(59)	(27)
Contract benefits	—	—	—	—	—	—	(2)	—
Contract terminations	(118)	(292)	(39)	(11)	(458)	(207)	(71)	(26)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	(1)	(1)	—	—	—	—	(1)

Net increase (decrease) in net assets from contract transactions	(269)	(301)	(178)	(30)	(1,197)	(411)	(132)	(54)

Total increase (decrease) in net assets	(120)	(652)	(117)	(178)	(810)	(1,271)	(36)	(243)

Net Assets:
Beginning of period	2,127	2,779	866	1,044	5,002	6,273	1,024	1,267

End of period	$2,007	$2,127	$749	$866	$4,192	$5,002	$988	$1,024

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020 Initial Class		VIP – Investor Freedom 2020 Investor Class		VIP – Freedom 2025 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$318	$189	$36	$29	$447	$310	$38	$24
Net realized gain (loss) on investments	(35)	588	(57)	250	35	1,342	10	152
Unrealized appreciation (depreciation)	678	(2,427)	195	(694)	1,268	(4,820)	172	(590)

Net increase (decrease) in net assets from operations	961	(1,650)	174	(415)	1,750	(3,168)	220	(414)

Contract Transactions:
Payments received from contract owners	1	26	—	—	55	239	—	—
Transfers between sub-accounts and the fixed account, net	(36)	1,465	(33)	(437)	(1,290)	(1,906)	35	44
Contract benefits	—	—	(92)	—	—	—	—	—
Contract terminations	(841)	(107)	(652)	(8)	(1,064)	(707)	(63)	(295)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	—
Other transfers (to) from EFILI, net	1	—	1	(1)	—	(1)	(1)	3

Net increase (decrease) in net assets from contract transactions	(875)	1,384	(777)	(447)	(2,299)	(2,375)	(29)	(248)

Total increase (decrease) in net assets	86	(266)	(603)	(862)	(549)	(5,543)	191	(662)

Net Assets:
Beginning of period	9,371	9,637	1,929	2,791	15,606	21,149	1,751	2,413

End of period	$9,457	$9,371	$1,326	$1,929	$15,057	$15,606	$1,942	$1,751

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030 Initial Class		VIP – Investor Freedom 2030 Investor Class		VIP – Freedom 2035 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$436	$358	$24	$16	$510	$377	$—	$—
Net realized gain (loss) on investments	58	1,184	9	97	174	1,541	—	—
Unrealized appreciation (depreciation)	1,635	(5,645)	146	(379)	2,321	(6,220)	—	—

Net increase (decrease) in net assets from operations	2,129	(4,103)	179	(266)	3,005	(4,302)	—	—

Contract Transactions:
Payments received from contract owners	83	452	—	—	473	1,044	—	—
Transfers between sub-accounts and the fixed account, net	(1,087)	(5,953)	29	43	(616)	1,126	2	—
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(1,299)	(519)	(65)	(8)	(531)	(760)	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	2	1	(1)	1	—	(1)	—	—

Net increase (decrease) in net assets from contract transactions	(2,301)	(6,019)	(37)	36	(674)	1,409	2	—

Total increase (decrease) in net assets	(172)	(10,122)	142	(230)	2,331	(2,893)	2	—

Net Assets:
Beginning of period	17,046	27,168	1,334	1,564	21,357	24,250	—	—

End of period	$16,874	$17,046	$1,476	$1,334	$23,688	$21,357	$2	$—

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2035 Investor Class		VIP – Freedom 2040 Initial Class		VIP – Investor Freedom 2040 Investor Class		VIP – Freedom 2045 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$5	$—	$—	$—	$8	$—	$—	$—
Net realized gain (loss) on investments	(2)	—	—	—	—	—	(1)	—
Unrealized appreciation (depreciation)	16	—	—	—	39	—	—	—

Net increase (decrease) in net assets from operations	19	—	—	—	47	—	(1)	—

Contract Transactions:
Payments received from contract owners	29	—	—	—	—	—	—	—
Transfers between sub-accounts and the fixed account, net	285	—	2	—	623	—	3	—
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	—	—	—	—	—	—	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	314	—	2	—	623	—	3	—

Total increase (decrease) in net assets	333	—	2	—	670	—	2	—

Net Assets:
Beginning of period	—	—	—	—	—	—	—	—

End of period	$333	$—	$2	$—	$670	$—	$2	$—

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2045 Investor Class		VIP – Freedom 2050 Initial Class		VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$—	$—	$—	$—	$41	$21	$28	$14
Net realized gain (loss) on investments	—	—	—	—	(6)	43	—	66
Unrealized appreciation (depreciation)	—	—	—	—	43	(245)	49	(231)

Net increase (decrease) in net assets from operations	—	—	—	—	78	(181)	77	(151)

Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—	—	—
Transfers between sub-accounts and the fixed account, net	3	—	2	—	—	—	—	—
Contract benefits	—	—	—	—	(111)	(138)	(83)	(88)
Contract terminations	—	—	—	—	—	—	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	—	—	18	(73)	20	20

Net increase (decrease) in net assets from contract transactions	3	—	2	—	(93)	(211)	(63)	(68)

Total increase (decrease) in net assets	3	—	2	—	(15)	(392)	14	(219)

Net Assets:
Beginning of period	—	—	—	—	1,132	1,524	869	1,088

End of period	$3	$—	$2	$—	$1,117	$1,132	$883	$869

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap Initial Class		VIP – Disciplined Small Cap Investor Class		VIP – Funds Manager 20% Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$54	$33	$2	$—	$204	$150	$1,807	$1,329
Net realized gain (loss) on investments	4	201	(24)	224	(97)	4,528	(1,011)	4,404
Unrealized appreciation (depreciation)	194	(677)	207	(532)	4,414	(10,049)	3,426	(12,936)

Net increase (decrease) in net assets from operations	252	(443)	185	(308)	4,521	(5,371)	4,222	(7,203)

Contract Transactions:
Payments received from contract owners	—	—	—	—	86	66	14	1,097
Transfers between sub-accounts and the fixed account, net	—	—	303	(141)	1,195	(369)	(4,486)	(2,234)
Contract benefits	(146)	(150)	(7)	(12)	—	—	(154)	(104)
Contract terminations	—	—	(69)	(115)	(893)	(357)	(9,039)	(6,272)
Contract maintenance charges	—	—	—	—	—	—	(1)	(1)
Other transfers (to) from EFILI, net	20	15	1	(1)	—	2	(27)	(16)

Net increase (decrease) in net assets from contract transactions	(126)	(135)	228	(269)	388	(658)	(13,693)	(7,530)

Total increase (decrease) in net assets	126	(578)	413	(577)	4,909	(6,029)	(9,471)	(14,733)

Net Assets:
Beginning of period	2,151	2,729	1,049	1,626	23,041	29,070	61,083	75,816

End of period	$2,277	$2,151	$1,462	$1,049	$27,950	$23,041	$51,612	$61,083

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	VIP – Funds Manager 40% Investor Class		VIP – Funds Manager 50% Investor Class		VIP – Funds Manager 60% Investor Class		VIP – Funds Manager 70% Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$14	$—	$3,210	$2,621	$3,068	$2,195	$2,518	$1,853
Net realized gain (loss) on investments	—	—	(615)	25,718	(273)	31,352	218	24,254
Unrealized appreciation (depreciation)	36	—	14,422	(53,716)	19,089	(66,816)	17,110	(50,461)

Net increase (decrease) in net assets from operations	50	—	17,017	(25,377)	21,884	(33,269)	19,846	(24,354)

Contract Transactions:
Payments received from contract owners	—	—	1,221	1,700	2,959	728	2,236	2,000
Transfers between sub-accounts and the fixed account, net	1,095	—	(4,262)	(8,678)	133	(3,188)	4,322	1,516
Contract benefits	—	—	(926)	(771)	(679)	(1,263)	(288)	(308)
Contract terminations	—	—	(9,912)	(5,631)	(12,583)	(11,002)	(5,122)	(2,243)
Contract maintenance charges	—	—	(2)	(2)	(1)	(1)	—	—
Other transfers (to) from EFILI, net	—	—	(138)	(77)	108	71	42	2

Net increase (decrease) in net assets from contract transactions	1,095	—	(14,019)	(13,459)	(10,063)	(14,655)	1,190	967

Total increase (decrease) in net assets	1,145	—	2,998	(38,836)	11,821	(47,924)	21,036	(23,387)

Net Assets:
Beginning of period	—	—	141,775	180,611	167,041	214,965	128,432	151,819

End of period	$1,145	$—	$144,773	$141,775	$178,862	$167,041	$149,468	$128,432

(In thousands)	Subaccounts Investing In:
	VIP – Funds Manager 85% Investor Class		VIP – Consumer Staples Initial Class		VIP – Consumer Staples Investor Class		VIP – Materials Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$858	$543	$12	$11	$334	$300	$8	$4
Net realized gain (loss) on investments	(49)	12,136	26	67	376	1,209	(9)	49
Unrealized appreciation (depreciation)	8,900	(24,475)	(12)	(112)	(181)	(1,807)	86	(273)

Net increase (decrease) in net assets from operations	9,709	(11,796)	26	(34)	529	(298)	85	(220)

Contract Transactions:
Payments received from contract owners	968	1,948	—	—	25	215	—	—
Transfers between sub-accounts and the fixed account, net	1,704	1,128	(144)	419	(299)	2,056	(182)	451
Contract benefits	(661)	(136)	(33)	(11)	—	(1)	(5)	(7)
Contract terminations	(3,918)	(1,006)	(8)	(92)	(1,945)	(285)	(31)	(84)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(351)	16	(1)	(66)	(2)	—	2	—

Net increase (decrease) in net assets from contract transactions	(2,258)	1,950	(186)	250	(2,221)	1,985	(216)	360

Total increase (decrease) in net assets	7,451	(9,846)	(160)	216	(1,692)	1,687	(131)	140

Net Assets:
Beginning of period	57,893	67,739	1,256	1,040	20,389	18,702	1,495	1,355

End of period	$65,344	$57,893	$1,096	$1,256	$18,697	$20,389	$1,364	$1,495

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Communication Services Initial Class		VIP – Communication Services Investor Class		VIP – Emerging Markets Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$70	$69	$(21)	$(11)	$(17)	$(12)	$8	$6
Net realized gain (loss) on investments	(37)	174	87	148	314	655	2	(13)
Unrealized appreciation (depreciation)	418	(1,268)	862	(889)	4,135	(4,734)	36	(133)

Net increase (decrease) in net assets from operations	451	(1,025)	928	(752)	4,432	(4,091)	46	(140)

Contract Transactions:
Payments received from contract owners	5	73	—	—	4	50	—	—
Transfers between sub-accounts and the fixed account, net	(1,643)	1,466	1,824	(296)	4,133	(1,305)	13	(2)
Contract benefits	—	—	(53)	(3)	—	—	(2)	(10)
Contract terminations	(263)	(141)	(67)	(95)	(426)	(285)	(11)	(1)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	2	—	21	(1)	—	(1)	2	(2)

Net increase (decrease) in net assets from contract transactions	(1,899)	1,398	1,725	(395)	3,711	(1,541)	2	(15)

Total increase (decrease) in net assets	(1,448)	373	2,653	(1,147)	8,143	(5,632)	48	(155)

Net Assets:
Beginning of period	7,725	7,352	1,049	2,196	6,062	11,694	547	702

End of period	$6,277	$7,725	$3,702	$1,049	$14,205	$6,062	$595	$547

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income Initial Class		VIP – Floating Rate High Income Investor Class		VIP – Bond Index Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$267	$197	$121	$84	$2,000	$1,058	$629	$387
Net realized gain (loss) on investments	5	(175)	26	27	187	(48)	13	(320)
Unrealized appreciation (depreciation)	850	(3,180)	90	(100)	985	(1,242)	730	(3,565)

Net increase (decrease) in net assets from operations	1,122	(3,158)	237	11	3,172	(232)	1,372	(3,498)

Contract Transactions:
Payments received from contract owners	26	178	—	—	584	551	114	340
Transfers between sub-accounts and the fixed account, net	203	573	(732)	1,325	4,882	974	3,866	2,034
Contract benefits	(5)	(1)	(99)	(78)	—	—	(148)	(14)
Contract terminations	(357)	(242)	(23)	—	(4,653)	(1,448)	(1,511)	(613)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	1	—	8	32	(1)	(1)	9	7

Net increase (decrease) in net assets from contract transactions	(132)	508	(846)	1,279	812	76	2,330	1,754

Total increase (decrease) in net assets	990	(2,650)	(609)	1,290	3,984	(156)	3,702	(1,744)

Net Assets:
Beginning of period	12,545	15,195	2,443	1,153	25,553	25,709	25,136	26,880

End of period	$13,535	$12,545	$1,834	$2,443	$29,537	$25,553	$28,838	$25,136

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	VIP – Total Market Index Initial Class		VIP – Extended Market Index Initial Class		VIP – International Index Initial Class		VIF – Emerging Markets Equity Portfolio – Class I

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$315	$419	$107	$99	$463	$330	$75	$4
Net realized gain (loss) on investments	1,479	1,206	(61)	260	352	76	141	487
Unrealized appreciation (depreciation)	6,463	(8,803)	1,062	(1,803)	1,745	(2,903)	397	(2,240)

Net increase (decrease) in net assets from operations	8,257	(7,178)	1,108	(1,444)	2,560	(2,497)	613	(1,749)

Contract Transactions:
Payments received from contract owners	642	631	101	156	206	230	14	9
Transfers between sub-accounts and the fixed account, net	2,814	6,536	(712)	2,015	1,864	2,518	10	527
Contract benefits	(206)	(12)	(1)	(2)	(68)	(5)	(18)	(25)
Contract terminations	(2,793)	(654)	(649)	(111)	(1,709)	(59)	(241)	(137)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	5	5	(6)	1	(1)	1	6	4

Net increase (decrease) in net assets from contract transactions	462	6,506	(1,267)	2,059	292	2,685	(229)	378

Total increase (decrease) in net assets	8,719	(672)	(159)	615	2,852	188	384	(1,371)

Net Assets:
Beginning of period	33,370	34,042	7,867	7,252	15,552	15,364	5,415	6,786

End of period	$42,089	$33,370	$7,708	$7,867	$18,404	$15,552	$5,799	$5,415

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Debt Portfolio – Class I		VIF – Global Strategist Class II		Invesco – VI Global Core Equity		Allspring – VT Discovery SMID Cap Growth Class 2

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$650	$603	$52	$(8)	$20	$7	$(24)	$(26)
Net realized gain (loss) on investments	(86)	(110)	2	621	129	326	1	1,080
Unrealized appreciation (depreciation)	230	(2,390)	419	(1,420)	920	(1,713)	539	(2,857)

Net increase (decrease) in net assets from operations	794	(1,897)	473	(807)	1,069	(1,380)	516	(1,803)

Contract Transactions:
Payments received from contract owners	8	214	8	50	1	1	—	—
Transfers between sub-accounts and the fixed account, net	(530)	(832)	(7)	(177)	(113)	147	(32)	(114)
Contract benefits	(20)	(9)	(23)	(15)	(12)	(14)	(19)	(39)
Contract terminations	(595)	(236)	(37)	(248)	(160)	(177)	(39)	(66)
Contract maintenance charges	—	—	—	—	—	—	(2)	(2)
Other transfers (to) from EFILI, net	3	—	(7)	3	(9)	5	—	(6)

Net increase (decrease) in net assets from contract transactions	(1,134)	(863)	(66)	(387)	(293)	(38)	(92)	(227)

Total increase (decrease) in net asset	(340)	(2,760)	407	(1,194)	776	(1,418)	424	(2,030)

Net Assets:
Beginning of period	7,662	10,422	3,478	4,672	4,719	6,137	2,747	4,777

End of period	$7,322	$7,662	$3,885	$3,478	$5,495	$4,719	$3,171	$2,747

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	Allspring – VT Opportunity Class 2		Lazard – Retirement Emerging Markets Investor		PVIT – Commodity Real Return Portfolio - Administrative		PVIT – Low Duration Portfolio - Administrative

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$(11)	$(11)	$278	$202	$828	$2,239	$985	$495
Net realized gain (loss) on investments	106	245	(53)	(340)	(572)	(120)	(454)	(262)
Unrealized appreciation (depreciation)	181	(573)	924	(1,079)	(723)	(2,201)	821	(2,418)

Net increase (decrease) in net assets from operations	276	(339)	1,149	(1,217)	(467)	(82)	1,352	(2,185)

Contract Transactions:
Payments received from contract owners	—	—	8	6	1	117	26	395
Transfers between sub-accounts and the fixed account, net	(46)	(26)	(24)	(1,243)	(2,259)	2,403	(2,880)	(2,526)
Contract benefits	(29)	(26)	(19)	(23)	(3)	(26)	(17)	(4)
Contract terminations	(30)	(46)	(239)	(68)	(85)	(210)	(2,084)	(1,918)
Contract maintenance charges	—	—	—	—	—	—	(1)	(1)
Other transfers (to) from EFILI, net	1	7	2	—	(1)	(1)	(1)	—

Net increase (decrease) in net assets from contract transactions	(104)	(91)	(272)	(1,328)	(2,347)	2,283	(4,957)	(4,054)

Total increase (decrease) in net assets	172	(430)	877	(2,545)	(2,814)	2,201	(3,605)	(6,239)

Net Assets:
Beginning of period	1,155	1,585	5,222	7,767	6,959	4,758	32,188	38,427

End of period	$1,327	$1,155	$6,099	$5,222	$4,145	$6,959	$28,583	$32,188

(In thousands)	Subaccounts Investing In:
	PVIT – Real Return Portfolio - Administrative		PVIT – Total Return Portfolio - Administrative		Blackrock – Global Allocation V.I. Fund - Class 1		FTVIP – Templeton Global Bond Fund - Class 2

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$458	$1,485	$1,124	$952	$491	$(60)	$(9)	$(9)
Net realized gain (loss) on investments	(698)	(432)	(1,705)	(1,039)	(687)	178	(400)	(323)
Unrealized appreciation (depreciation)	782	(3,929)	2,259	(6,521)	3,460	(6,127)	510	23

Net increase (decrease) in net assets from operations	542	(2,876)	1,678	(6,608)	3,264	(6,009)	101	(309)

Contract Transactions:
Payments received from contract owners	6	53	21	218	52	241	4	13
Transfers between sub-accounts and the fixed account, net	(2,445)	(643)	(3,577)	(5,777)	(3,128)	(1,876)	(166)	(134)
Contract benefits	(18)	(43)	(31)	(23)	(1)	(1)	—	—
Contract terminations	(1,481)	(695)	(3,170)	(2,219)	(2,339)	(755)	(626)	(327)
Contract maintenance charges	—	—	—	—	—	(1)	—	—
Other transfers (to) from EFILI, net	1	1	(15)	3	—	—	1	(1)

Net increase (decrease) in net assets from contract transactions	(3,937)	(1,327)	(6,772)	(7,798)	(5,416)	(2,392)	(787)	(449)

Total increase (decrease) in net assets	(3,395)	(4,203)	(5,094)	(14,406)	(2,152)	(8,401)	(686)	(758)

Net Assets:
Beginning of period	18,439	22,642	35,046	49,452	29,565	37,966	5,343	6,101

End of period	$15,044	$18,439	$29,952	$35,046	$27,413	$29,565	$4,657	$5,343

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:
	FTVIP – Franklin Government Securities Fund - Class 2

	12/31/23	12/31/22
Operations:
Net investment income (loss)	$155	$140
Net realized gain (loss) on investments	(74)	(208)
Unrealized appreciation (depreciation)	140	(681)

Net increase (decrease) in net assets from operations	221	(749)

Contract Transactions:
Payments received from contract owners	459	41
Transfers between sub-accounts and the fixed account, net	194	(774)
Contract benefits	—	—
Contract terminations	(842)	(578)
Contract maintenance charges	—	—
Other transfers (to) from EFILI, net	(1)	2

Net increase (decrease) in net assets from contract transactions	(190)	(1,309)

Total increase (decrease) in net assets	31	(2,058)

Net Assets:
Beginning of period	5,617	7,675

End of period	$5,648	$5,617

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (“EFILI”) on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services (“Insurance Department”). EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”) which is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Retirement Reserves, Personal Retirement Annuity, Income Advantage, Freedom Lifetime Income and Growth and Guaranteed Income variable annuity contracts. Retirement Reserves, Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Income Advantage and Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP – Initial Class”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP – Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF – Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

During	2023, the following underlying funds were renamed:

Old Name	New Name
Allspring VT Discovery Fund	Allspring - VT Discovery SMID Cap Growth Class 2
VIP Financial Services Initial Class	VIP - Financials Initial Class
VIP Financial Services Investor Class	VIP - Financials Investor Class

During	2023, the following underlying funds were added and commenced operations effective May 1, 2023:

VIP - Freedom 2035 Initial Class	VIP - Investor Freedom 2035 Investor Class
VIP - Freedom 2040 Initial Class	VIP - Investor Freedom 2040 Investor Class
VIP - Freedom 2045 Initial Class	VIP - Investor Freedom 2045 Investor Class
VIP - Freedom 2050 Initial Class	VIP - FundsManager 40% Investor Class

As of December 31, 2023, the net assets and units of Retirement Reserve contracts that have annuitized were $19,866,000 and 246,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees, which are the responsibility of EFILI, and accruals for daily charges deducted from the net assets of the Account.

48	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Contract Transactions

Other transfers (to) from EFILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the “Code”).

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2023 and 2022. The Account had no Level 3 activity during 2023 and 2022.

49	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2023 are displayed in the table below.

	Retirement Reserves	Income Advantage	Personal Retirement	Freedom Lifetime Income	Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, LLC. (“FIIS”), all of which are subsidiaries with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, LLC. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2023 were .045% to .930% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2023:

Fund Name	Purchases	Sales
VIP - Government Money Market Initial Class	$9,329	$10,719
VIP - Government Money Market Investor Class	128,131	110,396
VIP - High Income Initial Class	245	650
VIP - High Income Investor Class	3,565	6,539
VIP - Equity Income Initial Class	2,301	5,152
VIP - Equity Income Investor Class	10,560	12,947
VIP - Growth Initial Class	5,047	6,780
VIP - Growth Investor Class	15,461	10,463

50	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - (Continued)

Fund Name	Purchases	Sales
VIP - Overseas Initial Class	$319	$866
VIP - Overseas Investor Class	3,359	2,921
VIP - Investment Grade Bond Initial Class	478	2,045
VIP - Investment Grade Bond Investor Class	10,119	12,526
VIP - Asset Manager Initial Class	734	3,459
VIP - Asset Manager Investor Class	1,101	3,409
VIP - Index 500 Initial Class	51,694	36,611
VIP - Asset Manager Growth Initial Class	131	1,519
VIP - Asset Manager Growth Investor Class	601	1,345
VIP - Contrafund Initial Class	6,076	13,598
VIP - Contrafund Investor Class	19,710	18,010
VIP - Balanced Initial Class	908	2,353
VIP - Balanced Investor Class	31,638	38,260
VIP - Dynamic Capital Appreciation Initial Class	304	154
VIP - Dynamic Capital Appreciation Investor Class	2,787	1,047
VIP - Growth & Income Initial Class	1,010	2,463
VIP - Growth & Income Investor Class	7,757	12,592
VIP - Growth Opportunities Initial Class	1,226	2,358
VIP - Growth Opportunities Investor Class	10,244	9,028
VIP - Mid Cap Initial Class	965	3,796
VIP - Mid Cap Investor Class	5,564	9,252
VIP - Value Strategies Initial Class	575	785
VIP - Value Strategies Investor Class	6,782	8,258
VIP - Utilities Initial Class	296	5,576
VIP - Utilities Investor Class	4,041	5,921
VIP - Technology Initial Class	13,731	4,901
VIP - Technology Investor Class	28,901	14,204
VIP - Energy Initial Class	1,007	4,147
VIP - Energy Investor Class	11,696	20,623
VIP - Health Care Initial Class	204	1,558
VIP - Health Care Investor Class	2,958	13,289
VIP - Financials Initial Class	268	261
VIP - Financials Investor Class	6,522	6,793
VIP - Industrials Initial Class	405	520
VIP - Industrials Investor Class	2,071	3,419
VIP - Consumer Discretionary Initial Class	707	491
VIP - Consumer Discretionary Investor Class	3,830	3,248
VIP - Real Estate Initial Class	193	272
VIP - Real Estate Investor Class	2,128	2,934
VIP - Strategic Income Initial Class	283	507
VIP - Strategic Income Investor Class	5,040	11,446
VIP - International Capital Appreciation Initial Class	168	515
VIP - International Capital Appreciation Investor Class	4,148	5,279
VIP - Value Initial Class	342	1,189
VIP - Value Investor Class	4,420	8,197
VIP - Freedom Income Initial Class	87	198
VIP - Investor Freedom Income Investor Class	774	1,155
VIP - Freedom 2005 Initial Class	26	250
VIP - Investor Freedom 2005 Investor Class	89	273
VIP - Freedom 2010 Initial Class	93	187
VIP - Investor Freedom 2010 Investor Class	190	1,222
VIP - Freedom 2015 Initial Class	58	142
VIP - Investor Freedom 2015 Investor Class	369	925
VIP - Freedom 2020 Initial Class	79	806
VIP - Investor Freedom 2020 Investor Class	1,564	3,415
VIP - Freedom 2025 Initial Class	125	115
VIP - Investor Freedom 2025 Investor Class	1,111	2,977
VIP - Freedom 2030 Initial Class	85	97
VIP - Investor Freedom 2030 Investor Class	2,926	3,090
VIP - Freedom 2035 Initial Class	2	—
VIP - Investor Freedom 2035 Investor Class	452	133

51	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - (Continued)

Fund Name	Purchases	Sales
VIP - Freedom 2040 Initial Class	$2	$—
VIP - Investor Freedom 2040 Investor Class	642	11
VIP - Freedom 2045 Initial Class	25	22
VIP - Investor Freedom 2045 Investor Class	3	—
VIP - Freedom 2050 Initial Class	2	—
VIP - Freedom Lifetime Income I	62	117
VIP - Freedom Lifetime Income II	51	88
VIP - Freedom Lifetime Income III	84	159
VIP - Disciplined Small Cap Initial Class	799	570
VIP - Disciplined Small Cap Investor Class	5,761	5,169
VIP - FundsManager 20% Investor Class	2,317	14,204
VIP - FundsManager 40% Investor Class	1,123	14
VIP - FundsManager 50% Investor Class	11,084	21,900
VIP - FundsManager 60% Investor Class	17,472	24,481
VIP - FundsManager 70% Investor Class	16,170	12,468
VIP - FundsManager 85% Investor Class	4,515	5,915
VIP - Consumer Staples Initial Class	320	477
VIP - Consumer Staples Investor Class	3,058	4,687
VIP - Materials Initial Class	104	310
VIP - Materials Investor Class	1,317	3,133
VIP - Communication Services Initial Class	2,394	694
VIP - Communication Services Investor Class	5,831	2,137
VIP - Emerging Markets Initial Class	65	56
VIP - Emerging Markets Investor Class	2,180	2,045
VIP - Floating Rate High Income Initial Class	2,975	3,700
VIP - Floating Rate High Income Investor Class	12,801	9,989
VIP - Bond Index Initial Class	8,275	5,319
VIP - Total Market Index Initial Class	12,617	11,841
VIP - Extended Market Index Initial Class	2,046	3,207
VIP - International Index Initial Class	4,454	3,700
VIF - Emerging Markets Equity Portfolio - Class I	729	781
VIF - Emerging Markets Debt Portfolio - Class I	1,206	1,692
VIF - Global Strategist Class II	175	188
Invesco - VI Global Core Equity	1,975	2,244
Allspring - VT Discovery SMID Cap Growth Class 2	4	121
Allspring - VT Opportunity Class 2	109	121
Lazard - Retirement Emerging Markets Investor	1,029	1,025
PVIT - Commodity Real Return Portfolio - Administrative	1,283	2,801
PVIT - Low Duration Portfolio - Administrative	3,833	7,805
PVIT - Real Return Portfolio - Administrative	1,522	5,001
PVIT - Total Return Portfolio - Administrative	6,061	11,708
Blackrock - Global Allocation V.I. Fund - Class 1	1,277	6,202
FTVIP - Templeton Global Bond Fund - Class 2	399	1,196
FTVIP - Franklin Government Securities Fund - Class 2	2,052	2,087

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2023:

Fund Name	Number of Shares	Aggregate Cost	Net Asset Value per Share
VIP - Government Money Market Initial Class	22,844	$22,844	$1.00
VIP - Government Money Market Investor Class	234,317	234,317	1.00
VIP - High Income Initial Class	876	10,747	4.60
VIP - High Income Investor Class	5,540	33,375	4.56
VIP - Equity Income Initial Class	1,601	41,315	24.85
VIP - Equity Income Investor Class	2,269	58,200	24.65
VIP - Growth Initial Class	782	61,504	93.10
VIP - Growth Investor Class	803	74,894	92.30
VIP - Overseas Initial Class	281	7,352	25.82

52	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - (Continued)

Fund Name	Number of Shares	Aggregate Cost	Net Asset Value per Share
VIP - Overseas Investor Class	878	$22,535	$25.71
VIP - Investment Grade Bond Initial Class	923	12,721	11.17
VIP - Investment Grade Bond Investor Class	5,288	71,717	11.11
VIP - Asset Manager Initial Class	1,277	21,984	15.64
VIP - Asset Manager Investor Class	1,447	24,291	15.51
VIP - Index 500 Initial Class	949	323,243	461.79
VIP - Asset Manager Growth Initial Class	267	5,051	21.41
VIP - Asset Manager Growth Investor Class	516	10,657	21.24
VIP - Contrafund Initial Class	2,803	104,580	48.63
VIP - Contrafund Investor Class	4,537	188,993	48.20
VIP - Balanced Initial Class	628	12,388	22.32
VIP - Balanced Investor Class	13,576	273,107	22.06
VIP - Dynamic Capital Appreciation Initial Class	125	1,909	16.77
VIP - Dynamic Capital Appreciation Investor Class	906	14,257	16.71
VIP - Growth & Income Initial Class	611	13,808	27.04
VIP - Growth & Income Investor Class	1,236	30,743	26.87
VIP - Growth Opportunities Initial Class	312	19,019	59.76
VIP - Growth Opportunities Investor Class	1,343	91,642	59.07
VIP - Mid Cap Initial Class	662	24,421	36.44
VIP - Mid Cap Investor Class	1,563	59,458	36.10
VIP - Value Strategies Initial Class	319	5,329	16.55
VIP - Value Strategies Investor Class	1,184	19,486	16.38
VIP - Utilities Initial Class	86	1,917	20.23
VIP - Utilities Investor Class	733	15,368	20.07
VIP - Technology Initial Class	1,235	34,531	32.11
VIP - Technology Investor Class	4,496	124,061	31.46
VIP - Energy Initial Class	161	4,550	24.73
VIP - Energy Investor Class	772	20,688	24.67
VIP - Health Care Initial Class	347	11,825	34.27
VIP - Health Care Investor Class	1,642	57,368	33.85
VIP - Financials Initial Class	72	1,173	15.02
VIP - Financials Investor Class	1,197	18,614	14.92
VIP - Industrials Initial Class	93	2,098	22.40
VIP - Industrials Investor Class	771	17,540	22.15
VIP - Consumer Discretionary Initial Class	64	2,003	33.40
VIP - Consumer Discretionary Investor Class	700	22,086	33.22
VIP - Real Estate Initial Class	149	3,636	17.25
VIP - Real Estate Investor Class	872	19,038	17.13
VIP - Strategic Income Initial Class	369	4,365	10.48
VIP - Strategic Income Investor Class	4,739	56,337	10.44
VIP - International Capital Appreciation Initial Class	89	1,751	21.20
VIP - International Capital Appreciation Investor Class	1,615	32,722	21.00
VIP - Value Initial Class	113	2,131	19.11
VIP - Value Investor Class	1,442	26,462	19.06
VIP - Freedom Income Initial Class	71	839	10.97
VIP - Investor Freedom Income Investor Class	260	3,230	10.85
VIP - Freedom 2005 Initial Class	50	618	11.40
VIP - Investor Freedom 2005 Investor Class	186	2,273	10.79
VIP - Freedom 2010 Initial Class	66	872	11.33
VIP - Investor Freedom 2010 Investor Class	354	4,395	11.85
VIP - Freedom 2015 Initial Class	86	1,116	11.49
VIP - Investor Freedom 2015 Investor Class	799	10,423	11.84
VIP - Freedom 2020 Initial Class	106	1,518	12.50
VIP - Investor Freedom 2020 Investor Class	1,214	16,205	12.40
VIP - Freedom 2025 Initial Class	128	1,948	15.17
VIP - Investor Freedom 2025 Investor Class	1,206	17,836	13.99
VIP - Freedom 2030 Initial Class	96	1,456	15.36
VIP - Investor Freedom 2030 Investor Class	1,655	23,884	14.31
VIP - Freedom 2035 Initial Class	—	2	25.99

53	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - (Continued)

Fund Name	Number of Shares	Aggregate Cost	Net Asset Value per Share
VIP - Investor Freedom 2035 Investor Class	31	$317	$10.69
VIP - Freedom 2040 Initial Class	—	2	24.91
VIP - Investor Freedom 2040 Investor Class	62	632	10.86
VIP - Freedom 2045 Initial Class	—	2	25.21
VIP - Investor Freedom 2045 Investor Class	—	3	10.91
VIP - Freedom 2050 Initial Class	—	2	22.77
VIP - Freedom Lifetime Income I	109	1,249	10.26
VIP - Freedom Lifetime Income II	75	923	11.67
VIP - Freedom Lifetime Income III	179	2,240	12.72
VIP - Disciplined Small Cap Initial Class	90	1,590	16.30
VIP - Disciplined Small Cap Investor Class	1,725	29,965	16.20
VIP - FundsManager 20% Investor Class	4,934	57,504	10.46
VIP - FundsManager 40% Investor Class	110	1,109	10.41
VIP - FundsManager 50% Investor Class	12,731	161,620	11.37
VIP - FundsManager 60% Investor Class	18,438	205,366	9.70
VIP - FundsManager 70% Investor Class	12,271	159,576	12.18
VIP - FundsManager 85% Investor Class	5,369	69,642	12.17
VIP - Consumer Staples Initial Class	57	1,132	19.40
VIP - Consumer Staples Investor Class	969	19,156	19.29
VIP - Materials Initial Class	79	1,407	17.20
VIP - Materials Investor Class	365	6,564	17.20
VIP - Communication Services Initial Class	207	3,370	17.88
VIP - Communication Services Investor Class	803	13,247	17.69
VIP - Emerging Markets Initial Class	56	839	10.58
VIP - Emerging Markets Investor Class	1,285	18,170	10.53
VIP - Floating Rate High Income Initial Class	186	1,847	9.85
VIP - Floating Rate High Income Investor Class	2,999	30,309	9.85
VIP - Bond Index Initial Class	2,982	32,318	9.67
VIP - Total Market Index Initial Class	2,438	38,661	17.26
VIP - Extended Market Index Initial Class	596	8,149	12.94
VIP - International Index Initial Class	1,735	18,375	10.61
VIF - Emerging Markets Equity Portfolio - Class I	449	9,029	12.90
VIF - Emerging Markets Debt Portfolio - Class I	1,331	12,207	5.50
VIF - Global Strategist Class II	453	5,190	8.57
Invesco - VI Global Core Equity	568	5,977	9.67
Allspring - VT Discovery SMID Cap Growth Class 2	155	4,455	20.46
Allspring - VT Opportunity Class 2	51	1,421	25.99
Lazard - Retirement Emerging Markets Investor	296	7,535	20.59
PVIT - Commodity Real Return Portfolio - Administrative	775	8,172	5.35
PVIT - Low Duration Portfolio - Administrative	2,977	31,849	9.60
PVIT - Real Return Portfolio - Administrative	1,300	18,945	11.57
PVIT - Total Return Portfolio - Administrative	3,263	37,857	9.18
Blackrock - Global Allocation V.I. Fund - Class 1	1,692	30,835	16.20
FTVIP - Templeton Global Bond Fund - Class 2	363	7,260	12.84
FTVIP - Franklin Government Securities Fund - Class 2	545	6,926	10.36

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2023 and 2022 were as follows:

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Government Money Market Initial Class
Units Issued	584	1,393	—	3	—	—	—	—
Units Redeemed	(687)	(1,203)	(5)	(2)	—	—	—	—

Net Increase (Decrease)	(103)	190	(5)	1	—	—	—	—

VIP - Government Money Market Investor Class
Units Issued	—	—	—	—	18,788	25,093	—	—
Units Redeemed	—	—	—	—	(18,206)	(19,536)	—	—

Net Increase (Decrease)	—	—	—	—	582	5,557	—	—

54	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - High Income Initial Class
Units Issued	—	3	—	1	—	—	—	—
Units Redeemed	(9)	(14)	(2)	(2)	—	—	—	—

Net Increase (Decrease)	(9)	(11)	(2)	(1)	—	—	—	—

VIP - High Income Investor Class
Units Issued	—	—	—	—	122	160	—	—
Units Redeemed	—	—	—	—	(362)	(434)	—	—

Net Increase (Decrease)	—	—	—	—	(240)	(274)	—	—

VIP - Equity-Income Initial Class
Units Issued	4	5	—	1	—	—	—	—
Units Redeemed	(26)	(35)	(4)	(3)	—	—	—	—

Net Increase (Decrease)	(22)	(30)	(4)	(2)	—	—	—	—

VIP - Equity-Income Investor Class
Units Issued	—	—	—	—	246	340	—	—
Units Redeemed	—	—	—	—	(387)	(353)	—	—

Net Increase (Decrease)	—	—	—	—	(141)	(13)	—	—

VIP - Growth Initial Class
Units Issued	8	6	1	1	—	—	—	—
Units Redeemed	(21)	(34)	(1)	(2)	—	—	—	—

Net Increase (Decrease)	(13)	(28)	—	(1)	—	—	—	—

VIP - Growth Investor Class
Units Issued	—	—	—	—	206	222	—	—
Units Redeemed	—	—	—	—	(180)	(301)	—	—

Net Increase (Decrease)	—	—	—	—	26	(79)	—	—

VIP - Overseas Initial Class
Units Issued	4	1	—	—	—	—	—	—
Units Redeemed	(11)	(12)	(1)	(1)	—	—	—	—

Net Increase (Decrease)	(7)	(11)	(1)	(1)	—	—	—	—

VIP - Overseas Investor Class
Units Issued	—	—	—	—	144	103	—	—
Units Redeemed	—	—	—	—	(131)	(168)	—	—

Net Increase (Decrease)	—	—	—	—	13	(65)	—	—

VIP - Investment Grade Bond Initial Class
Units Issued	6	11	—	1	—	—	—	—
Units Redeemed	(41)	(55)	(5)	(5)	—	—	—	—

Net Increase (Decrease)	(35)	(44)	(5)	(4)	—	—	—	—

VIP - Investment Grade Bond Investor Class
Units Issued	—	—	—	—	653	515	—	—
Units Redeemed	—	—	—	—	(911)	(1,095)	—	—

Net Increase (Decrease)	—	—	—	—	(258)	(580)	—	—

VIP - Asset Manager Initial Class
Units Issued	—	9	—	—	—	—	—	—
Units Redeemed	(43)	(29)	(2)	(3)	—	—	—	—

Net Increase (Decrease)	(43)	(20)	(2)	(3)	—	—	—	—

VIP - Asset Manager Investor Class
Units Issued	—	—	—	—	16	35	—	—
Units Redeemed	—	—	—	—	(145)	(110)	—	—

Net Increase (Decrease)	—	—	—	—	(129)	(75)	—	—

VIP - Index 500 Initial Class
Units Issued	10	16	1	—	978	801	—	—
Units Redeemed	(38)	(47)	(4)	(6)	(766)	(521)	—	—

Net Increase (Decrease)	(28)	(31)	(3)	(6)	212	280	—	—

55	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Asset Manager Growth Initial Class
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	(26)	(17)	(1)	(1)	—	—	—	—

Net Increase (Decrease)	(26)	(17)	(1)	(1)	—	—	—	—

VIP - Asset Manager Growth Investor Class
Units Issued	—	—	—	—	14	19	—	—
Units Redeemed	—	—	—	—	(51)	(25)	—	—

Net Increase (Decrease)	—	—	—	—	(37)	(6)	—	—

VIP - Contrafund Initial Class
Units Issued	11	8	2	—	—	—	—	—
Units Redeemed	(78)	(66)	(7)	(9)	—	—	—	—

Net Increase (Decrease)	(67)	(58)	(5)	(9)	—	—	—	—

VIP - Contrafund Investor Class
Units Issued	—	—	—	—	292	223	—	—
Units Redeemed	—	—	—	—	(427)	(443)	—	—

Net Increase (Decrease)	—	—	—	—	(135)	(220)	—	—

VIP - Balanced Initial Class
Units Issued	3	13	—	1	—	—	—	—
Units Redeemed	(41)	(39)	(4)	(5)	—	—	—	—

Net Increase (Decrease)	(38)	(26)	(4)	(4)	—	—	—	—

VIP - Balanced Investor Class
Units Issued	—	—	—	—	538	595	—	—
Units Redeemed	—	—	—	—	(927)	(621)	—	—

Net Increase (Decrease)	—	—	—	—	(389)	(26)	—	—

VIP - Dynamic Capital Appreciation Initial Class
Units Issued	3	2	—	—	—	—	—	—
Units Redeemed	(3)	(5)	—	—	—	—	—	—

Net Increase (Decrease)	—	(3)	—	—	—	—	—	—

VIP - Dynamic Capital Appreciation Investor Class
Units Issued	—	—	—	—	41	19	—	—
Units Redeemed	—	—	—	—	(20)	(73)	—	—

Net Increase (Decrease)	—	—	—	—	21	(54)	—	—

VIP - Growth & Income Initial Class
Units Issued	2	43	—	4	—	—	—	—
Units Redeemed	(29)	(70)	(8)	(3)	—	—	—	—

Net Increase (Decrease)	(27)	(27)	(8)	1	—	—	—	—

VIP - Growth & Income Investor Class
Units Issued	—	—	—	—	144	218	—	—
Units Redeemed	—	—	—	—	(290)	(146)	—	—

Net Increase (Decrease)	—	—	—	—	(146)	72	—	—

VIP - Growth Opportunities Initial Class
Units Issued	16	4	4	1	—	—	—	—
Units Redeemed	(30)	(66)	(3)	(9)	—	—	—	—

Net Increase (Decrease)	(14)	(62)	1	(8)	—	—	—	—

VIP - Growth Opportunities Investor Class
Units Issued	—	—	—	—	164	90	—	—
Units Redeemed	—	—	—	—	(141)	(278)	—	—

Net Increase (Decrease)	—	—	—	—	23	(188)	—	—

VIP - Mid Cap Initial Class
Units Issued	3	13	—	2	—	—	—	—
Units Redeemed	(50)	(30)	(6)	(6)	—	—	—	—

Net Increase (Decrease)	(47)	(17)	(6)	(4)	—	—	—	—

56	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Mid Cap Investor Class
Units Issued	—	—	—	—	128	179	—	—
Units Redeemed	—	—	—	—	(277)	(168)	—	—

Net Increase (Decrease)	—	—	—	—	(149)	11	—	—

VIP - Value Strategies Initial Class
Units Issued	7	10	1	—	—	—	—	—
Units Redeemed	(15)	(30)	(2)	(1)	—	—	—	—

Net Increase (Decrease)	(8)	(20)	(1)	(1)	—	—	—	—

VIP - Value Strategies Investor Class
Units Issued	—	—	—	—	152	169	—	—
Units Redeemed	—	—	—	—	(214)	(242)	—	—

Net Increase (Decrease)	—	—	—	—	(62)	(73)	—	—

VIP - Utilities Initial Class
Units Issued	2	149	3	5	—	—	—	—
Units Redeemed	(129)	(25)	(7)	1	—	—	—	—

Net Increase (Decrease)	(127)	124	(4)	6	—	—	—	—

VIP - Utilities Investor Class
Units Issued	—	—	—	—	93	272	—	—
Units Redeemed	—	—	—	—	(160)	(198)	—	—

Net Increase (Decrease)	—	—	—	—	(67)	74	—	—

VIP - Technology Initial Class
Units Issued	153	52	11	2	—	—	—	—
Units Redeemed	(70)	(137)	(3)	(17)	—	—	—	—

Net Increase (Decrease)	83	(85)	8	(15)	—	—	—	—

VIP - Technology Investor Class
Units Issued	—	—	—	—	306	203	—	—
Units Redeemed	—	—	—	—	(172)	(310)	—	—

Net Increase (Decrease)	—	—	—	—	134	(107)	—	—

VIP - Energy Initial Class
Units Issued	25	315	3	28	—	—	—	—
Units Redeemed	(99)	(239)	(24)	(6)	—	—	—	—

Net Increase (Decrease)	(74)	76	(21)	22	—	—	—	—

VIP - Energy Investor Class
Units Issued	—	—	—	—	545	2,008	—	—
Units Redeemed	—	—	—	—	(1,010)	(1,721)	—	—

Net Increase (Decrease)	—	—	—	—	(465)	287	—	—

VIP - Health Care Initial Class
Units Issued	2	8	1	1	—	—	—	—
Units Redeemed	(21)	(26)	(2)	(7)	—	—	—	—

Net Increase (Decrease)	(19)	(18)	(1)	(6)	—	—	—	—

VIP - Health Care Investor Class
Units Issued	—	—	—	—	59	122	—	—
Units Redeemed	—	—	—	—	(220)	183)	—	—

Net Increase (Decrease)	—	—	—	—	(161)	(61)	—	—

VIP - Financials Initial Class
Units Issued	8	136	—	1	—	—	—	—
Units Redeemed	(10)	(155)	(2)	(9)	—	—	—	—

Net Increase (Decrease)	(2)	(19)	(2)	(8)	—	—	—	—

VIP - Financials Investor Class
Units Issued	—	—	—	—	191	222	—	—
Units Redeemed	—	—	—	—	(260)	(404)	—	—

Net Increase (Decrease)	—	—	—	—	(69)	(182)	—	—

57	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Industrials Initial Class
Units Issued	1	1	6	—	—	—	—	—
Units Redeemed	(1)	(3)	(5)	1	—	—	—	—

Net Increase (Decrease)	—	(2)	1	1	—	—	—	—

VIP - Industrials Investor Class
Units Issued	—	—	—	—	48	57	—	—
Units Redeemed	—	—	—	—	(85)	(65)	—	—

Net Increase (Decrease)	—	—	—	—	(37)	(8)	—	—

VIP - Consumer Discretionary Initial Class
Units Issued	14	3	2	—	—	—	—	—
Units Redeemed	(11)	(19)	—	(2)	—	—	—	—

Net Increase (Decrease)	3	(16)	2	(2)	—	—	—	—

VIP - Consumer Discretionary Investor Class
Units Issued	—	—	—	—	90	56	—	—
Units Redeemed	—	—	—	—	(80)	(116)	—	—

Net Increase (Decrease)	—	—	—	—	10	(60)	—	—

VIP - Real Estate Initial Class
Units Issued	1	19	—	2	—	—	—	—
Units Redeemed	(6)	(19)	—	(3)	—	—	—	—

Net Increase (Decrease)	(5)	—	—	(1)	—	—	—	—

VIP - Real Estate Investor Class
Units Issued	—	—	—	—	45	98	—	—
Units Redeemed	—	—	—	—	(122)	(193)	—	—

Net Increase (Decrease)	—	—	—	—	(77)	(95)	—	—

VIP - Strategic Income Initial Class
Units Issued	7	5	—	—	—	—	—	—
Units Redeemed	(20)	(36)	(3)	(3)	—	—	—	—

Net Increase (Decrease)	(13)	(31)	(3)	(3)	—	—	—	—

VIP - Strategic Income Investor Class
Units Issued	—	—	—	—	198	282	—	—
Units Redeemed	—	—	—	—	(683)	(637)	—	—

Net Increase (Decrease)	—	—	—	—	(485)	(355)	—	—

VIP - International Capital Appreciation Initial Class
Units Issued	8	3	1	—	—	—	—	—
Units Redeemed	(20)	(12)	1	1	—	—	—	—

Net Increase (Decrease)	(12)	(9)	2	1	—	—	—	—

VIP - International Capital Appreciation Class R
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	1	—	—	—	—	—	—	—

Net Increase (Decrease)	1	—	—	—	—	—	—	—

VIP - International Capital Appreciation Investor Class
Units Issued	—	—	—	—	156	73	—	—
Units Redeemed	—	—	—	—	(193)	(160)	—	—

Net Increase (Decrease)	—	—	—	—	(37)	(87)	—	—

VIP - Value Initial Class
Units Issued	7	41	—	9	—	—	—	—
Units Redeemed	(25)	(36)	(11)	(2)	—	—	—	—

Net Increase (Decrease)	(18)	5	(11)	7	—	—	—	—

58	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Value Investor Class
Units Issued	—	—	—	—	88	376	—	—
Units Redeemed	—	—	—	—	(215)	(252)	—	—

Net Increase (Decrease)	—	—	—	—	(127)	124	—	—

VIP - Freedom Income Initial Class
Units Issued	3	—	—	—	—	—	—	—
Units Redeemed	(11)	(5)	—	—	—	—	—	—

Net Increase (Decrease)	(8)	(5)	—	—	—	—	—	—

VIP - Investor Freedom Income Investor Class
Units Issued	—	—	—	—	38	16	—	—
Units Redeemed	—	—	—	—	(66)	(105)	—	—

Net Increase (Decrease)	—	—	—	—	(28)	(89)	—	—

VIP - Freedom 2005 Initial Class
Units Issued	—	1	—	—	—	—	—	—
Units Redeemed	(13)	(6)	—	—	—	—	—	—

Net Increase (Decrease)	(13)	(5)	—	—	—	—	—	—

VIP - Investor Freedom 2005 Investor Class
Units Issued	—	—	—	—	—	15	—	—
Units Redeemed	—	—	—	—	(12)	(30)	—	—

Net Increase (Decrease)	—	—	—	—	(12)	(15)	—	—

VIP - Freedom 2010 Initial Class
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	(9)	(1)	—	—	—	—	—	—

Net Increase (Decrease)	(9)	(1)	—	—	—	—	—	—

VIP - Investor Freedom 2010 Investor Class
Units Issued	—	—	—	—	1	6	—	—
Units Redeemed	—	—	—	—	(56)	(24)	—	—

Net Increase (Decrease)	—	—	—	—	(55)	(18)	—	—

VIP - Freedom 2015 Initial Class
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	(7)	(3)	—	—	—	—	—	—

Net Increase (Decrease)	(7)	(3)	—	—	—	—	—	—

VIP - Investor Freedom 2015 Investor Class
Units Issued	—	—	—	—	1	70	—	—
Units Redeemed	—	—	—	—	(37)	(13)	—	—

Net Increase (Decrease)	—	—	—	—	(36)	57	—	—

VIP - Freedom 2020 Initial Class
Units Issued	1	2	—	—	—	—	—	—
Units Redeemed	(32)	(20)	—	—	—	—	—	—

Net Increase (Decrease)	(31)	(18)	—	—	—	—	—	—

VIP - Investor Freedom 2020 Investor Class
Units Issued	—	—	—	—	46	52	—	—
Units Redeemed	—	—	—	—	(133)	(142)	—	—

Net Increase (Decrease)	—	—	—	—	(87)	(90)	—	—

VIP - Freedom 2025 Initial Class
Units Issued	3	2	—	—	—	—	—	—
Units Redeemed	(5)	(12)	—	—	—	—	—	—

Net Increase (Decrease)	(2)	(10)	—	—	—	—	—	—

VIP - Investor Freedom 2025 Investor Class
Units Issued	—	—	—	—	25	35	—	—
Units Redeemed	—	—	—	—	(104)	(260)	—	—

Net Increase (Decrease)	—	—	—	—	(79)	(225)	—	—

59	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Freedom 2030 Initial Class
Units Issued	2	3	—	—	—	—	—	—
Units Redeemed	(3)	(2)	—	—	—	—	—	—

Net Increase (Decrease)	(1)	1	—	—	—	—	—	—

VIP - Investor Freedom 2030 Investor Class
Units Issued	—	—	—	—	84	98	—	—
Units Redeemed	—	—	—	—	(107)	(57)	—	—

Net Increase (Decrease)	—	—	—	—	(23)	41	—	—

VIP - Freedom 2035 Initial Class
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—	—	—

VIP - Investor Freedom 2035 Investor Class
Units Issued	—	—	—	—	31	—	—	—
Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	31	—	—	—

VIP - Freedom 2040 Initial Class
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—	—	—

VIP - Investor Freedom 2040 Investor Class
Units Issued	—	—	—	—	61	—	—	—
Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	61	—	—	—

VIP - Freedom 2045 Initial Class
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	(1)	—	—	—	—	—	—	—

Net Increase (Decrease)	(1)	—	—	—	—	—	—	—

VIP - Investor Freedom 2045 Investor Class
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—	—	—

VIP - Freedom 2050 Initial Class
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—	—	—

VIP - Freedom Lifetime Income I
Units Issued	—	—	—	—	—	—	1	—
Units Redeemed	—	—	—	—	—	—	(6)	(11)

Net Increase (Decrease)	—	—	—	—	—	—	(5)	(11)

VIP - Freedom Lifetime Income II
Units Issued	—	—	—	—	—	—	1	1
Units Redeemed	—	—	—	—	—	—	(4)	(4)

Net Increase (Decrease)	—	—	—	—	—	—	(3)	(3)

VIP - Freedom Lifetime Income III
Units Issued	—	—	—	—	—	—	1	1
Units Redeemed	—	—	—	—	—	—	(6)	(7)

Net Increase (Decrease)	—	—	—	—	—	—	(5)	(6)

VIP - Disciplined Small Cap Initial Class
Units Issued	30	3	—	—	—	—	—	—
Units Redeemed	(22)	(13)	(2)	(1)	—	—	—	—

Net Increase (Decrease)	8	(10)	(2)	(1)	—	—	—	—

60	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Disciplined Small Cap Investor Class
Units Issued	—	—	—	—	169	76	—	—
Units Redeemed	—	—	—	—	(164)	(96)	—	—

Net Increase (Decrease)	—	—	—	—	5	(20)	—	—

VIP - FundsManager 20% Investor Class
Units Issued	9	5	—	—	13	444	0	—
Units Redeemed	(51)	(36)	(6)	(5)	(788)	(852)	(2)	(2)

Net Increase (Decrease)	(42)	(31)	(6)	(5)	(775)	(408)	(2)	(2)

VIP - FundsManager 40% Investor Class
Units Issued	48	—	—	—	60	—	—	—
Units Redeemed	1	—	1	—	—	—	—	—

Net Increase (Decrease)	49	—	1	—	60	—	—	—

VIP - FundsManager 50% Investor Class
Units Issued	—	12	—	22	403	448	—	—
Units Redeemed	(68)	(51)	(38)	(17)	(874)	(1,009)	(17)	(25)

Net Increase (Decrease)	(68)	(39)	(38)	5	(471)	(561)	(17)	(25)

VIP - FundsManager 60% Investor Class
Units Issued	—	—	6	—	630	297	3	3
Units Redeemed	(17)	(7)	(5)	(3)	(687)	(592)	(24)	(25)

Net Increase (Decrease)	(17)	(7)	1	(3)	(57)	(295)	(21)	(22)

VIP - FundsManager 70% Investor Class
Units Issued	3	1	1	5	539	426	0	—
Units Redeemed	(22)	(32)	(7)	(13)	(470)	(356)	(4)	(3)

Net Increase (Decrease)	(19)	(31)	(6)	(8)	69	70	(4)	(3)

VIP - FundsManager 85% Investor Class
Units Issued	6	1	—	1	115	198	—	1
Units Redeemed	(15)	(13)	(2)	(1)	(162)	(120)	(34)	(2)

Net Increase (Decrease)	(9)	(12)	(2)	—	(47)	78	(34)	(1)

VIP - Consumer Staples Initial Class
Units Issued	6	20	3	—	—	—	—	—
Units Redeemed	(11)	(11)	(3)	(3)	—	—	—	—

Net Increase (Decrease)	(5)	9	—	(3)	—	—	—	—

VIP - Consumer Staples Investor Class
Units Issued	—	—	—	—	70	189	—	—
Units Redeemed	—	—	—	—	(130)	(138)	—	—

Net Increase (Decrease)	—	—	—	—	(60)	51	—	—

VIP - Materials Initial Class
Units Issued	3	34	—	3	—	—	—	—
Units Redeemed	(10)	(23)	—	(3)	—	—	—	—

Net Increase (Decrease)	(7)	11	—	—	—	—	—	—

VIP - Materials Investor Class
Units Issued	—	—	—	—	39	171	—	—
Units Redeemed	—	—	—	—	(106)	(128)	—	—

Net Increase (Decrease)	—	—	—	—	(67)	43	—	—

VIP - Communication Services Initial Class
Units Issued	72	2	31	—	—	—	—	—
Units Redeemed	(29)	(18)	(2)	—	—	—	—	—

Net Increase (Decrease)	43	(16)	29	—	—	—	—	—

VIP - Communication Services Investor Class
Units Issued	—	—	—	—	199	26	—	—
Units Redeemed	—	—	—	—	(74)	(72)	—	—

Net Increase (Decrease)	—	—	—	—	125	(46)	—	—

61	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Emerging Markets Initial Class
Units Issued	4	7	—	3	—	—	—	—
Units Redeemed	(3)	(7)	—	(3)	—	—	—	—

Net Increase (Decrease)	1	—	—	—	—	—	—	—

VIP - Emerging Markets Investor Class
Units Issued	—	—	—	—	123	176	—	—
Units Redeemed	—	—	—	—	(135)	(149)	—	—

Net Increase (Decrease)	—	—	—	—	(12)	27	—	—

VIP - Floating Rate High Income Initial Class
Units Issued	224	223	1	1	—	—	—	—
Units Redeemed	(288)	(116)	(2)	(2)	—	—	—	—

Net Increase (Decrease)	(64)	107	(1)	(1)	—	—	—	—

VIP - Floating Rate High Income Investor Class
Units Issued	—	—	—	—	819	697	—	—
Units Redeemed	—	—	—	—	(755)	(694)	—	—

Net Increase (Decrease)	—	—	—	—	64	3	—	—

VIP - Bond Index Initial Class
Units Issued	8	46	1	1	815	878	—	—
Units Redeemed	(33)	(43)	(1)	(2)	(568)	(696)	—	—

Net Increase (Decrease)	(25)	3	—	(1)	247	182	—	—

VIP - Total Market Index Initial Class
Units Issued	41	45	3	1	771	842	—	—
Units Redeemed	(25)	(49)	(2)	(2)	(782)	(423)	—	—

Net Increase (Decrease)	16	(4)	1	(1)	(11)	419	—	—

VIP - Extended Market Index Initial Class
Units Issued	1	30	—	1	150	239	—	—
Units Redeemed	(24)	(7)	(1)	—	(232)	(101)	—	—

Net Increase (Decrease)	(23)	23	(1)	1	(82)	138	—	—

VIP - International Index Initial Class
Units Issued	3	17	—	—	385	343	—	—
Units Redeemed	(4)	(14)	—	—	(354)	(90)	—	—

Net Increase (Decrease)	(1)	3	—	—	31	253	—	—

VIF - Emerging Markets Equity Class I
Units Issued	—	—	—	—	38	82	—	—
Units Redeemed	(3)	(4)	(1)	(1)	(49)	(42)	—	—

Net Increase (Decrease)	(3)	(4)	(1)	(1)	(11)	40	—	—

VIF - Emerging Markets Debt Class I
Units Issued	—	1	—	—	32	27	—	—
Units Redeemed	(5)	(1)	(1)	—	(102)	(80)	—	—

Net Increase (Decrease)	(5)	—	(1)	—	(70)	(53)	—	—

VIF - Global Strategist - Class II
Units Issued	—	—	—	—	6	11	—	—
Units Redeemed	(1)	(6)	(1)	(1)	(6)	(26)	—	—

Net Increase (Decrease)	(1)	(6)	(1)	(1)	—	(15)	—	—

Invesco - V.I. Global Core Equity Series I
Units Issued	2	—	—	—	91	12	—	—
Units Redeemed	(3)	(1)	—	(1)	(100)	(14)	—	—

Net Increase (Decrease)	(1)	(1)	—	(1)	(9)	(2)	—	—

Allspring - VT Discovery SMID Cap Growth Class 2
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	(1)	(5)	—	(1)	—	—	—	—

Net Increase (Decrease)	(1)	(5)	—	(1)	—	—	—	—

62	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage		Personal Retirement		Freedom Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
Allspring - VT Opportunity Class 2
Units Issued	—	—	—	—	—	—	—	—
Units Redeemed	(1)	(1)	—	—	—	—	—	—

Net Increase (Decrease)	(1)	(1)	—	—	—	—	—	—

Lazard - Retirement Emerging Markets Portfolio - Investor
Units Issued	15	1	—	—	37	52	—	—
Units Redeemed	(20)	(2)	—	(1)	(49)	(157)	—	—

Net Increase (Decrease)	(5)	(1)	—	(1)	(12)	(105)	—	—

PVIT - Commodity Real Return Strategy Portfolio - Administrative
Units Issued	—	—	—	71	56	1,443	—	—
Units Redeemed	—	—	(35)	(36)	(310)	(1,266)	—	—

Net Increase (Decrease)	—	—	(35)	35	(254)	177	—	—

PVIT - Low Duration Portfolio - Administrative
Units Issued	19	7	—	—	229	372	—	—
Units Redeemed	(35)	(36)	—	—	(651)	(691)	—	—

Net Increase (Decrease)	(16)	(29)	—	—	(422)	(319)	—	—

PVIT - Real Return Portfolio - Administrative
Units Issued	3	4	—	—	74	271	—	—
Units Redeemed	(37)	(20)	—	(2)	(329)	(357)	—	—

Net Increase (Decrease)	(34)	(16)	—	(2)	(255)	(86)	—	—

PVIT - Total Return Portfolio - Administrative
Units Issued	9	2	—	—	400	116	—	—
Units Redeemed	(13)	(33)	(1)	—	(927)	(663)	—	—

Net Increase (Decrease)	(4)	(31)	(1)	—	(527)	(547)	—	—

Blackrock - Global Allocation V.I. Fund - Class I
Units Issued	3	—	—	—	45	52	—	—
Units Redeemed	(1)	(5)	—	—	(366)	(189)	—	—

Net Increase (Decrease)	2	(5)	—	—	(321)	(137)	—	—

FTVIP - Templeton Global Bond Fund - Class 2
Units Issued	—	3	—	—	42	80	—	—
Units Redeemed	(3)	(3)	—	—	(122)	(126)	—	—

Net Increase (Decrease)	(3)	—	—	—	(80)	(46)	—	—

FTVIP - Franklin U.S. Government Securities Fund - Class 2
Units Issued	23	75	—	—	165	207	—	—
Units Redeemed	(51)	(101)	—	—	(158)	(312)	—	—

Net Increase (Decrease)	(28)	(26)	—	—	7	(105)	—	—

	Growth and
	Guaranteed Income
(in thousands)	2023	2022
VIP - Government Money Market Investor Class
Units Issued	366	522
Units Redeemed	(384)	(458)

Net Increase (Decrease)	(18)	64

VIP - Balanced Investor Class
Units Issued	—	3
Units Redeemed	(263)	(321)

Net Increase (Decrease)	(263)	(318)

VIP - FundsManager 60% Investor Class
Units Issued	—	—
Units Redeemed	(379)	(362)

Net Increase (Decrease)	(379)	(362)

63	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Government Money Market Initial Class
2023	1,043	$21.93	$20.87	$22,846	0.80%	1.00%	4.78%	4.05%		3.84%
2022	1,150	$21.08	$20.10	$24,234	0.80%	1.00%	1.45%	0.64%		0.43%
2021	957	$20.95	$20.01	$20,037	0.80%	1.00%	0.01%	(0.79%	)	(1.00%	)
2020	1,076	$21.11	$20.21	$22,707	0.80%	1.00%	0.29%	(0.49%	)	(0.69%	)
2019	970	$21.22	$20.35	$20,554	0.80%	1.00%	2.00%	1.20%		1.00%
VIP - Government Money Market Investor Class
2023	20,211	$11.04	$9.62	$234,315	0.10%	1.25%	4.77%	4.78%		3.61%
2022	19,649	$10.54	$9.03	$216,580	0.10%	1.25%	1.54%	1.31%		0.16%
2021	14,027	$10.40	$9.01	$153,039	0.10%	1.25%	0.01%	(0.09%	)	(1.24%	)
2020	16,129	$10.41	$9.13	$176,561	0.10%	1.25%	0.26%	0.21%		(0.95%	)
2019	13,479	$10.39	$9.22	$147,397	0.10%	1.25%	1.96%	1.89%		0.72%
VIP - High Income Initial Class
2023	67	$61.04	$58.08	$4,032	0.80%	1.00%	5.53%	9.66%		9.38%
2022	77	$55.69	$53.10	$4,258	0.80%	1.00%	4.99%	(12.09%	)	(12.26%	)
2021	88	$63.35	$60.52	$5,580	0.80%	1.00%	5.23%	3.58%		3.37%
2020	97	$61.16	$58.55	$5,892	0.80%	1.00%	4.85%	1.92%		1.72%
2019	114	$60.01	$57.56	$6,779	0.80%	1.00%	5.12%	14.18%		13.96%
VIP - High Income Investor Class
2023	1,243	$18.22	$28.39	$25,263	0.10%	0.25%	5.41%	10.20%		10.04%
2022	1,483	$16.53	$25.80	$27,139	0.10%	0.25%	4.81%	(11.56%	)	(11.69%	)
2021	1,757	$18.69	$29.22	$36,671	0.10%	0.25%	5.34%	4.52%		4.36%
2020	1,751	$17.88	$27.99	$35,614	0.10%	0.25%	4.87%	2.64%		2.48%
2019	2,005	$17.42	$27.32	$39,854	0.10%	0.25%	5.23%	14.83%		14.65%
VIP - Equity-Income Initial Class
2023	220	$181.30	$172.52	$39,790	0.80%	1.00%	1.88%	9.76%		9.55%
2022	246	$165.17	$157.48	$40,502	0.80%	1.00%	1.84%	(5.72%	)	(5.91%	)
2021	280	$175.18	$167.37	$48,795	0.80%	1.00%	1.89%	23.89%		23.65%
2020	298	$141.40	$135.36	$41,997	0.80%	1.00%	1.83%	5.84%		5.62%
2019	328	$133.60	$128.15	$43,571	0.80%	1.00%	2.00%	26.42%		26.17%
VIP - Equity-Income Investor Class
2023	1,478	$39.52	$57.80	$55,926	0.10%	0.25%	1.82%	10.45%		10.30%
2022	1,619	$35.78	$52.41	$55,573	0.10%	0.25%	1.90%	(5.11%	)	(5.26%	)
2021	1,632	$37.71	$55.32	$59,322	0.10%	0.25%	1.90%	24.71%		24.52%
2020	1,476	$30.24	$44.42	$42,707	0.10%	0.25%	1.81%	6.47%		6.31%
2019	1,485	$28.40	$41.79	$40,260	0.10%	0.25%	1.96%	27.22%		27.03%
VIP - Growth Initial Class
2023	207	$352.20	$335.14	$72,832	0.80%	1.00%	0.13%	35.15%		34.88%
2022	221	$260.60	$248.48	$57,602	0.80%	1.00%	0.62%	(25.06%	)	(25.21%	)
2021	250	$347.74	$332.23	$86,851	0.80%	1.00%	0.00%	22.23%		21.98%
2020	263	$284.50	$272.36	$74,751	0.80%	1.00%	0.07%	42.74%		42.45%
2019	284	$199.32	$191.20	$56,557	0.80%	1.00%	0.26%	33.24%		32.97%
VIP - Growth Investor Class
2023	1,024	$74.41	$106.29	$74,161	0.10%	0.25%	0.07%	35.99%		35.78%
2022	997	$54.72	$78.28	$53,077	0.10%	0.25%	0.54%	(24.59%	)	(24.70%	)
2021	1,076	$72.56	$103.96	$76,009	0.10%	0.25%	0.00%	23.00%		22.82%
2020	1,061	$58.99	$84.64	$61,214	0.10%	0.25%	0.06%	43.64%		43.42%
2019	986	$41.07	$59.02	$39,055	0.10%	0.25%	0.18%	34.07%		33.87%
VIP - Overseas Initial Class
2023	102	$71.04	$67.60	$7,250	0.80%	1.00%	1.02%	19.55%		19.30%
2022	111	$59.42	$56.66	$6,589	0.80%	1.00%	1.05%	(25.09%	)	(25.24%	)
2021	124	$79.32	$75.78	$9,809	0.80%	1.00%	0.53%	18.74%		18.50%
2020	127	$66.80	$63.95	$8,508	0.80%	1.00%	0.43%	14.69%		14.46%
2019	142	$58.25	$55.88	$8,259	0.80%	1.00%	1.66%	26.74%		26.49%

64	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Overseas Investor Class
2023	917	$24.38	$33.33	$22,574	0.10%	0.25%	0.98%	20.29%		20.09%
2022	904	$20.27	$27.75	$18,540	0.10%	0.25%	1.00%	(24.62%	)	(24.73%	)
2021	969	$26.89	$36.87	$26,348	0.10%	0.25%	0.49%	19.51%		19.33%
2020	903	$22.50	$30.89	$20,602	0.10%	0.25%	0.35%	15.38%		15.21%
2019	1,081	$19.50	$26.82	$21,373	0.10%	0.25%	1.67%	27.61%		27.42%
VIP - Investment Grade Bond Initial Class
2023	229	$45.25	$43.05	$10,316	0.80%	1.00%	2.49%	5.34%		5.14%
2022	270	$42.95	$40.95	$11,509	0.80%	1.00%	2.17%	(13.65%	)	(13.82%	)
2021	320	$49.74	$47.52	$15,822	0.80%	1.00%	2.00%	(1.40%	)	(1.60%	)
2020	364	$50.44	$48.29	$18,270	0.80%	1.00%	2.16%	8.52%		8.30%
2019	354	$46.48	$44.59	$16,342	0.80%	1.00%	2.72%	8.79%		8.57%
VIP - Investment Grade Bond Investor Class
2023	3,818	$13.77	$17.47	$58,755	0.10%	0.25%	2.53%	6.02%		5.82%
2022	4,075	$12.99	$16.51	$59,176	0.10%	0.25%	2.17%	(13.06%	)	(13.15%	)
2021	4,655	$14.94	$19.01	$78,013	0.10%	0.25%	2.00%	(0.74%	)	(0.89%	)
2020	5,485	$15.05	$19.18	$92,809	0.10%	0.25%	2.32%	9.22%		9.06%
2019	4,597	$13.78	$17.59	$72,449	0.10%	0.25%	2.84%	9.56%		9.40%
VIP - Asset Manager Initial Class
2023	256	$78.34	$74.54	$19,968	0.80%	1.00%	2.21%	12.04%		11.83%
2022	299	$69.92	$66.66	$20,906	0.80%	1.00%	2.05%	(15.61%	)	(15.79%	)
2021	321	$82.85	$79.16	$26,545	0.80%	1.00%	1.58%	9.04%		8.82%
2020	355	$75.99	$72.74	$26,872	0.80%	1.00%	1.52%	13.95%		13.72%
2019	381	$66.68	$63.97	$25,322	0.80%	1.00%	1.74%	17.30%		17.07%
VIP - Asset Manager Investor Class
2023	899	$23.26	$32.46	$22,444	0.10%	0.25%	2.21%	12.80%		12.64%
2022	1,029	$20.62	$28.82	$22,790	0.10%	0.25%	2.00%	(15.10%	)	(15.22%	)
2021	1,105	$24.29	$34.00	$28,968	0.10%	0.25%	1.50%	9.74%		9.58%
2020	1,192	$22.13	$31.02	$28,373	0.10%	0.25%	1.49%	14.65%		14.48%
2019	1,284	$19.30	$27.10	$26,975	0.10%	0.25%	1.79%	18.02%		17.84%
VIP - Index 500 Initial Class
2023	7,272	$55.17	$147.76	$438,282	0.10%	1.00%	1.51%	26.08%		24.94%
2022	7,089	$43.76	$118.27	$342,362	0.10%	1.00%	1.49%	(18.30%	)	(19.03%	)
2021	6,845	$53.56	$146.07	$410,684	0.10%	1.00%	1.26%	28.45%		27.29%
2020	6,795	$41.70	$114.75	$321,729	0.10%	1.00%	1.76%	18.12%		17.05%
2019	7,813	$35.30	$98.03	$314,046	0.10%	1.00%	2.00%	31.22%		30.04%
VIP - Asset Manager: Growth Initial Class
2023	99	$58.11	$55.29	$5,720	0.80%	1.00%	1.70%	15.43%		15.20%
2022	126	$50.34	$48.00	$6,310	0.80%	1.00%	1.76%	(17.54%	)	(17.71%)
2021	145	$61.05	$58.32	$8,783	0.80%	1.00%	1.41%	13.05%		12.82%
2020	151	$54.00	$51.70	$8,144	0.80%	1.00%	1.13%	16.32%		16.09%
2019	161	$46.42	$44.53	$7,456	0.80%	1.00%	1.57%	21.84%		21.60%
VIP - Asset Manager: Growth Investor Class
2023	359	$28.17	$40.56	$10,961	0.10%	0.25%	1.77%	16.13%		15.96%
2022	395	$24.26	$34.97	$10,339	0.10%	0.25%	1.77%	(17.01%	)	(17.15%	)
2021	402	$29.23	$42.21	$12,641	0.10%	0.25%	1.41%	13.77%		13.60%
2020	394	$25.69	$37.15	$10,957	0.10%	0.25%	1.04%	17.08%		16.90%
2019	406	$21.95	$31.78	$9,677	0.10%	0.25%	1.55%	22.58%		22.39%
VIP - Contrafund Initial Class
2023	736	$185.60	$176.62	$136,360	0.80%	1.00%	0.49%	32.39%		32.12%
2022	809	$140.20	$133.68	$113,088	0.80%	1.00%	0.50%	(26.90%	)	(27.05%	)
2021	876	$191.79	$183.24	$167,541	0.80%	1.00%	0.06%	26.81%		26.56%
2020	923	$151.24	$144.79	$139,235	0.80%	1.00%	0.25%	29.52%		29.26%
2019	990	$116.77	$112.02	$115,354	0.80%	1.00%	0.46%	30.53%		30.26%
VIP - Contrafund Investor Class
2023	4,112	$51.54	$77.69	$218,696	0.10%	0.25%	0.44%	33.22%		33.01%
2022	4,247	$38.69	$58.40	$169,789	0.10%	0.25%	0.43%	(26.45%	)	(26.57%	)
2021	4,469	$52.60	$79.53	$242,968	0.10%	0.25%	0.05%	27.62%		27.42%
2020	4,518	$41.22	$62.41	$193,861	0.10%	0.25%	0.18%	30.35%		30.15%
2019	4,873	$31.62	$47.95	$161,548	0.10%	0.25%	0.39%	31.36%		31.16%

65	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Balanced Initial Class
2023	250	$56.24	$53.52	$14,021	0.80%	1.00%	1.70%	20.56%		20.32%
2022	291	$46.65	$44.48	$13,540	0.80%	1.00%	1.26%	(18.60%	)	(18.76%	)
2021	319	$57.31	$54.75	$18,230	0.80%	1.00%	0.92%	17.32%		17.08%
2020	339	$48.85	$46.76	$16,423	0.80%	1.00%	1.44%	21.41%		21.16%
2019	364	$40.24	$38.60	$14,589	0.80%	1.00%	1.69%	23.51%		23.26%
VIP - Balanced Investor Class
2023	8,052	$35.74	$47.35	$299,494	0.10%	1.40%	1.65%	21.11%		19.72%
2022	8,703	$29.46	$39.55	$266,472	0.10%	1.40%	1.19%	(18.12%	)	(19.17%	)
2021	9,046	$35.98	$48.93	$336,919	0.10%	1.40%	0.89%	18.06%		16.52%
2020	8,785	$30.48	$41.99	$277,385	0.10%	1.40%	1.39%	22.23%		20.64%
2019	8,928	$24.93	$34.81	$231,985	0.10%	1.40%	1.68%	24.26%		22.64%
VIP - Dynamic Capital Appreciation Initial Class
2023	31	$66.55	$63.89	$2,099	0.80%	1.00%	0.37%	28.04%		27.78%
2022	30	$51.98	$50.00	$1,578	0.80%	1.00%	0.30%	(21.50%	)	(21.66%	)
2021	32	$66.22	$63.82	$2,158	0.80%	1.00%	0.40%	23.63%		23.38%
2020	35	$53.56	$51.73	$1,902	0.80%	1.00%	0.23%	32.54%		32.27%
2019	42	$40.41	$39.11	$1,666	0.80%	1.00%	0.60%	29.04%		28.78%
VIP - Dynamic Capital Appreciation Investor Class
2023	256	$57.08	$89.56	$15,135	0.10%	0.25%	0.29%	28.80%		28.59%
2022	236	$44.32	$69.64	$10,846	0.10%	0.25%	0.23%	(20.97%	)	(21.08%	)
2021	290	$56.08	$88.25	$16,776	0.10%	0.25%	0.34%	24.33%		24.15%
2020	293	$45.10	$71.08	$13,703	0.10%	0.25%	0.16%	33.40%		33.20%
2019	272	$33.81	$53.36	$9,615	0.10%	0.25%	0.54%	29.94%		29.74%
VIP - Growth & Income Initial Class
2023	239	$69.54	$66.18	$16,534	0.80%	1.00%	1.61%	17.77%		17.54%
2022	273	$59.05	$56.30	$16,062	0.80%	1.00%	1.59%	(5.71%	)	(5.90%	)
2021	301	$62.62	$59.83	$18,746	0.80%	1.00%	2.38%	24.94%		24.69%
2020	316	$50.12	$47.98	$15,803	0.80%	1.00%	2.13%	6.98%		6.77%
2019	352	$46.85	$44.94	$16,445	0.80%	1.00%	3.61%	29.01%		28.75%
VIP - Growth & Income Investor Class
2023	688	$49.51	$67.10	$33,214	0.10%	0.25%	1.48%	18.50%		18.34%
2022	834	$41.78	$56.71	$34,095	0.10%	0.25%	1.69%	(5.10%	)	(5.24%	)
2021	762	$44.03	$59.85	$32,883	0.10%	0.25%	2.41%	25.67%		25.48%
2020	738	$35.03	$47.69	$25,277	0.10%	0.25%	2.05%	7.65%		7.49%
2019	835	$32.54	$44.37	$26,631	0.10%	0.25%	3.45%	29.85%		29.65%
VIP - Growth Opportunities Initial Class
2023	218	$85.86	$81.70	$18,647	0.80%	1.00%	—	44.49%		44.19%
2022	233	$59.42	$56.66	$13,789	0.80%	1.00%	—	(38.64%	)	(38.77%	)
2021	304	$96.85	$92.53	$29,335	0.80%	1.00%	—	11.05%		10.82%
2020	320	$87.21	$83.49	$27,853	0.80%	1.00%	0.01%	67.31%		66.97%
2019	307	$52.13	$50.00	$15,978	0.80%	1.00%	0.15%	39.71%		39.43%
VIP - Growth Opportunities Investor Class
2023	955	$86.62	$141.88	$79,328	0.10%	0.25%	—	45.43%		45.20%
2022	933	$59.56	$97.71	$53,464	0.10%	0.25%	—	(38.27%	)	(38.36%	)
2021	1,120	$96.48	$158.51	$104,067	0.10%	0.25%	—	11.75%		11.59%
2020	1,157	$86.33	$142.05	$96,747	0.10%	0.25%	0.01%	68.35%		68.10%
2019	968	$51.28	$84.50	$47,853	0.10%	0.25%	0.10%	40.57%		40.36%
VIP - Mid Cap Initial Class
2023	334	$72.46	$69.08	$24,120	0.80%	1.00%	0.58%	14.16%		13.92%
2022	386	$63.47	$60.64	$24,373	0.80%	1.00%	0.50%	(15.43%	)	(15.59%	)
2021	408	$75.05	$71.84	$30,493	0.80%	1.00%	0.62%	24.60%		24.35%
2020	424	$60.23	$57.77	$25,462	0.80%	1.00%	0.65%	17.24%		17.00%
2019	496	$51.37	$49.38	$25,328	0.80%	1.00%	0.85%	22.46%		22.21%
VIP - Mid Cap Investor Class
2023	1,475	$34.64	$60.99	$56,434	0.10%	0.25%	0.52%	14.90%		14.73%
2022	1,624	$30.15	$53.16	$54,232	0.10%	0.25%	0.46%	(14.92%	)	(15.04%	)
2021	1,615	$35.44	$62.57	$63,540	0.10%	0.25%	0.55%	25.41%		25.23%
2020	1,584	$28.26	$49.97	$50,660	0.10%	0.25%	0.57%	17.96%		17.78%
2019	1,981	$23.95	$42.43	$53,701	0.10%	0.25%	0.80%	23.23%		23.04%

66	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Value Strategies Initial Class
2023	105	$50.52	$48.50	$5,278	0.80%	1.00%	1.15%	19.89%		19.63%
2022	114	$42.14	$40.54	$4,791	0.80%	1.00%	1.02%	(7.77%	)	(7.95%	)
2021	135	$45.69	$44.04	$6,148	0.80%	1.00%	1.53%	32.53%		32.26%
2020	108	$34.48	$33.30	$3,697	0.80%	1.00%	1.42%	7.39%		7.17%
2019	100	$32.10	$31.07	$3,176	0.80%	1.00%	1.67%	33.45%		33.18%
VIP - Value Strategies Investor Class
2023	439	$43.96	$89.88	$19,397	0.10%	0.25%	1.06%	20.61%		20.45%
2022	501	$36.45	$74.63	$18,509	0.10%	0.25%	0.98%	(7.19%	)	(7.33%	)
2021	574	$39.27	$80.54	$22,829	0.10%	0.25%	1.44%	33.35%		33.15%
2020	406	$29.45	$60.49	$12,192	0.10%	0.25%	1.52%	8.16%		7.99%
2019	289	$27.23	$56.01	$8,177	0.10%	0.25%	1.67%	34.14%		33.94%
VIP - Utilities Initial Class
2023	43	$40.75	$38.95	$1,738	0.80%	1.00%	1.62%	-1.83%		-2.01%
2022	176	$41.51	$39.75	$7,297	0.80%	1.00%	2.18%	4.59%		4.37%
2021	50	$39.69	$38.09	$1,949	0.80%	1.00%	1.86%	16.56%		16.32%
2020	57	$34.05	$32.74	$1,929	0.80%	1.00%	2.33%	(0.98%	)	(1.18%	)
2019	102	$34.39	$33.13	$3,508	0.80%	1.00%	2.18%	22.20%		21.95%
VIP - Utilities Investor Class
2023	378	$36.18	$44.57	$14,710	0.10%	0.25%	2.13%	-1.23%		-1.37%
2022	445	$36.63	$45.18	$17,683	0.10%	0.25%	1.50%	5.29%		5.12%
2021	371	$34.79	$42.98	$14,028	0.10%	0.25%	1.75%	17.25%		17.08%
2020	395	$29.67	$36.71	$12,881	0.10%	0.25%	2.46%	(0.36%	)	(0.51%	)
2019	533	$29.78	$36.90	$17,297	0.10%	0.25%	2.25%	23.01%		22.83%
VIP - Technology Initial Class
2023	364	$109.29	$104.46	$39,692	0.80%	1.00%	0.13%	57.05%		56.73%
2022	270	$69.59	$66.65	$18,819	0.80%	1.00%	—	(36.37%	)	(36.50%	)
2021	370	$109.36	$104.95	$40,419	0.80%	1.00%	—	27.14%		26.88%
2020	416	$86.02	$82.71	$35,656	0.80%	1.00%	0.08%	63.63%		63.30%
2019	439	$52.57	$50.65	$22,999	0.80%	1.00%	0.46%	50.11%		49.81%
VIP - Technology Investor Class
2023	1,301	$98.66	$226.18	$141,450	0.10%	0.25%	0.07%	57.99%		57.75%
2022	1,166	$62.45	$143.38	$80,511	0.10%	0.25%	—	(35.94%	)	(36.03%	)
2021	1,273	$97.48	$224.15	$136,899	0.10%	0.25%	—	27.94%		27.74%
2020	1,285	$76.20	$175.47	$110,892	0.10%	0.25%	0.06%	64.60%		64.35%
2019	1,141	$46.29	$106.76	$60,750	0.10%	0.25%	0.39%	51.11%		50.89%
VIP - Energy Initial Class
2023	109	$36.50	$34.88	$3,981	0.80%	1.00%	2.45%	0.19%		-0.02%
2022	204	$36.43	$34.89	$7,369	0.80%	1.00%	2.50%	61.87%		61.56%
2021	106	$22.51	$21.60	$2,384	0.80%	1.00%	2.77%	54.11%		53.80%
2020	81	$14.60	$14.04	$1,192	0.80%	1.00%	2.73%	(33.31%	)	(33.44%	)
2019	82	$21.90	$21.10	$1,806	0.80%	1.00%	2.02%	9.20%		8.98%
VIP - Energy Investor Class
2023	877	$20.65	$30.35	$19,042	0.10%	0.25%	2.63%	0.81%		0.65%
2022	1,342	$20.48	$30.15	$29,036	0.10%	0.25%	2.47%	62.96%		62.72%
2021	1,056	$12.57	$18.53	$14,012	0.10%	0.25%	2.69%	55.00%		54.77%
2020	465	$8.11	$11.97	$3,982	0.10%	0.25%	2.71%	(32.87%	)	(32.97%	)
2019	439	$12.08	$17.86	$5,610	0.10%	0.25%	1.85%	9.87%		9.71%
VIP - Health Care Initial Class
2023	166	$71.85	$68.67	$11,880	0.80%	1.00%	—	3.42%		3.22%
2022	184	$69.47	$66.53	$12,733	0.80%	1.00%	—	(13.10%	)	(13.28%	)
2021	208	$79.94	$76.72	$16,599	0.80%	1.00%	0.09%	10.84%		10.62%
2020	221	$72.13	$69.36	$15,973	0.80%	1.00%	0.54%	20.61%		20.36%
2019	232	$59.80	$57.62	$13,867	0.80%	1.00%	0.23%	27.34%		27.09%
VIP - Health Care Investor Class
2023	836	$64.93	$93.97	$55,587	0.10%	0.25%	—	4.11%		3.95%
2022	998	$62.36	$90.40	$63,661	0.10%	0.25%	—	(12.58%	)	(12.71%	)
2021	1,058	$71.33	$103.56	$77,197	0.10%	0.25%	0.07%	11.54%		11.38%
2020	1,066	$63.95	$92.98	$70,414	0.10%	0.25%	0.51%	21.37%		21.18%
2019	1,047	$52.69	$76.73	$57,329	0.10%	0.25%	0.15%	28.16%		27.97%

67	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Financials Initial Class (6)
2023	42	$26.23	$25.07	$1,082	0.80%	1.00%	2.60%	13.83%		13.58%
2022	45	$23.04	$22.07	$1,036	0.80%	1.00%	1.29%	(9.07%	)	(9.24%	)
2021	72	$25.34	$24.32	$1,826	0.80%	1.00%	2.01%	32.13%		31.86%
2020	68	$19.18	$18.44	$1,304	0.80%	1.00%	2.30%	(0.04%	)	(0.25%	)
2019	79	$19.19	$18.49	$1,526	0.80%	1.00%	1.82%	33.25%		32.99%
VIP - Financials Investor Class (6)
2023	563	$37.64	$58.32	$17,854	0.10%	0.25%	2.58%	14.44%		14.27%
2022	632	$32.89	$51.03	$16,983	0.10%	0.25%	1.87%	(8.46%	)	(8.60%	)
2021	815	$35.93	$55.83	$24,906	0.10%	0.25%	1.87%	33.00%		32.80%
2020	571	$27.01	$42.04	$12,902	0.10%	0.25%	2.47%	0.53%		0.38%
2019	716	$26.87	$41.88	$15,671	0.10%	0.25%	1.98%	34.15%		33.95%
VIP - Industrials Initial Class
2023	29	$73.16	$69.92	$2,094	0.80%	1.00%	0.31%	22.28%		22.03%
2022	30	$59.83	$57.30	$1,808	0.80%	1.00%	0.17%	(11.02%	)	(11.20%	)
2021	31	$67.24	$64.53	$2,099	0.80%	1.00%	—	16.15%		15.92%
2020	36	$57.89	$55.67	$2,066	0.80%	1.00%	0.56%	11.41%		11.19%
2019	43	$51.96	$50.06	$2,239	0.80%	1.00%	1.07%	27.12%		26.86%
VIP - Industrials Investor Class
2023	361	$43.67	$75.90	$17,085	0.10%	0.25%	0.24%	23.07%		22.90%
2022	398	$35.48	$61.76	$15,219	0.10%	0.25%	0.12%	(10.50%	)	(10.64%	)
2021	406	$39.64	$69.11	$17,242	0.10%	0.25%	—	16.91%		16.74%
2020	381	$33.91	$59.21	$14,282	0.10%	0.25%	0.49%	12.08%		11.91%
2019	435	$30.25	$52.90	$14,591	0.10%	0.25%	1.00%	27.96%		27.77%
VIP - Consumer Discretionary Initial Class
2023	37	$56.52	$54.02	$2,124	0.80%	1.00%	0.08%	40.88%		40.57%
2022	33	$40.12	$38.43	$1,325	0.80%	1.00%	—	(35.16%	)	(35.28%	)
2021	51	$61.88	$59.38	$3,171	0.80%	1.00%	—	18.45%		18.21%
2020	50	$52.24	$50.23	$2,583	0.80%	1.00%	0.12%	35.06%		34.79%
2019	65	$38.68	$37.27	$2,534	0.80%	1.00%	0.32%	26.18%		25.92%
VIP - Consumer Discretionary Investor Class
2023	415	$55.89	$100.37	$23,250	0.10%	0.25%	0.01%	41.79%		41.55%
2022	404	$39.42	$70.90	$16,022	0.10%	0.25%	—	(34.77%	)	(34.86%	)
2021	465	$60.43	$108.85	$28,276	0.10%	0.25%	—	19.20%		19.02%
2020	435	$50.70	$91.45	$22,275	0.10%	0.25%	0.09%	35.86%		35.66%
2019	430	$37.32	$67.41	$16,181	0.10%	0.25%	0.24%	27.00%		26.81%
VIP - Real Estate Initial Class
2023	63	$41.20	$39.55	$2,577	0.80%	1.00%	2.39%	10.30%		10.10%
2022	69	$37.35	$35.92	$2,564	0.80%	1.00%	1.32%	(28.09%	)	(28.25%	)
2021	68	$51.94	$50.06	$3,557	0.80%	1.00%	1.17%	37.88%		37.60%
2020	65	$37.67	$36.38	$2,470	0.80%	1.00%	2.13%	(7.30%	)	(7.49%	)
2019	72	$40.64	$39.32	$2,919	0.80%	1.00%	1.67%	22.23%		21.99%
VIP - Real Estate Investor Class
2023	569	$24.89	$59.76	$14,932	0.10%	0.25%	2.28%	11.00%		10.85%
2022	646	$22.42	$53.92	$15,277	0.10%	0.25%	1.20%	(27.65%	)	(27.76%	)
2021	741	$30.99	$74.64	$24,214	0.10%	0.25%	1.23%	38.78%		38.57%
2020	582	$22.33	$53.86	$13,974	0.10%	0.25%	2.03%	(6.70%	)	(6.85%	)
2019	680	$23.93	$57.82	$17,456	0.10%	0.25%	1.72%	23.02%		22.84%
VIP - Strategic Income Initial Class
2023	172	$22.68	$21.80	$3,875	0.80%	1.00%	4.35%	8.56%		8.33%
2022	189	$20.89	$20.12	$3,919	0.80%	1.00%	3.41%	(11.98%	)	(12.15%	)
2021	223	$23.73	$22.90	$5,266	0.80%	1.00%	2.59%	2.91%		2.70%
2020	233	$23.06	$22.30	$5,343	0.80%	1.00%	3.22%	6.65%		6.44%
2019	256	$21.62	$20.95	$5,493	0.80%	1.00%	3.01%	10.00%		9.78%
VIP - Strategic Income Investor Class
2023	2,619	$16.26	$23.34	$49,480	0.10%	0.25%	4.18%	9.29%		9.14%
2022	3,103	$14.88	$21.38	$53,511	0.10%	0.25%	3.54%	(11.40%	)	(11.56%	)
2021	3,456	$16.80	$24.18	$67,303	0.10%	0.25%	2.61%	3.62%		3.46%
2020	3,396	$16.21	$23.37	$65,259	0.10%	0.25%	3.11%	7.40%		7.24%
2019	4,116	$15.09	$21.79	$73,540	0.10%	0.25%	3.34%	10.78%		10.62%

68	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - International Capital Appreciation Initial Class
2023	63	$29.84	$28.75	$1,885	0.80%	1.00%	0.38%	26.51%		26.21%
2022	76	$23.59	$22.78	$1,787	0.80%	1.00%	0.26%	(27.00%	)	(27.12%	)
2021	85	$32.31	$31.26	$2,742	0.80%	1.00%	—	11.44%		11.22%
2020	92	$29.00	$28.10	$2,683	0.80%	1.00%	0.32%	21.26%		21.01%
2019	94	$23.91	$23.22	$2,254	0.80%	1.00%	0.54%	32.26%		32.00%
VIP - International Capital Appreciation Investor Class
2023	1,042	$32.80	$61.86	$33,916	0.10%	0.25%	0.30%	27.27%		27.10%
2022	1,077	$25.77	$48.67	$27,633	0.10%	0.25%	0.18%	(26.51%	)	(26.63%	)
2021	1,165	$35.07	$66.34	$40,668	0.10%	0.25%	—	12.13%		11.96%
2020	1,168	$31.27	$59.25	$36,305	0.10%	0.25%	0.27%	22.02%		21.83%
2019	1,157	$25.63	$48.63	$29,593	0.10%	0.25%	0.46%	33.02%		32.82%
VIP - Value Initial Class
2023	56	$39.28	$37.84	$2,168	0.80%	1.00%	1.09%	18.84%		18.58%
2022	83	$33.05	$31.91	$2,724	0.80%	1.00%	1.29%	(4.89%	)	-5.06%
2021	71	$34.75	$33.61	$2,429	0.80%	1.00%	1.63%	29.11%		28.85%
2020	72	$26.91	$26.08	$1,929	0.80%	1.00%	1.45%	5.41%		5.19%
2019	89	$25.53	$24.80	$2,259	0.80%	1.00%	1.75%	31.07%		30.81%
VIP - Value Investor Class
2023	616	$46.15	$79.79	$27,480	0.10%	0.25%	1.14%	19.56%		19.39%
2022	741	$38.60	$66.83	$27,883	0.10%	0.25%	1.28%	(4.22%	)	(4.37%	)
2021	617	$40.30	$69.89	$24,153	0.10%	0.25%	1.68%	29.85%		29.66%
2020	520	$31.04	$53.90	$15,689	0.10%	0.25%	1.43%	6.09%		5.93%
2019	593	$29.25	$50.88	$17,039	0.10%	0.25%	1.75%	31.88%		31.68%
VIP - Freedom Income Initial Class
2023	44	$17.73	$17.73	$779	0.80%	0.80%	3.97%	7.07%		7.07%
2022	52	$16.56	16.56	$862	0.80%	0.80%	2.29%	(12.76%	)	(12.76%	)
2021	55	$18.98	18.98	$1,052	0.80%	0.80%	1.07%	2.52%		2.52%
2020	50	$18.52	$18.52	$923	0.80%	0.80%	1.17%	9.59%		9.59%
2019	62	$16.90	$16.90	$1,049	0.80%	0.80%	2.10%	11.05%		11.05%
VIP - Investor Freedom Income Investor Class
2023	154	$16.25	$19.75	$2,825	0.10%	0.25%	4.31%	7.74%		7.62%
2022	183	$15.08	$18.35	$3,107	0.10%	0.25%	2.06%	(12.09%	)	(12.26%	)
2021	272	$17.15	$20.91	$5,317	0.10%	0.25%	1.14%	3.18%		3.03%
2020	267	$16.63	$20.30	$5,013	0.10%	0.25%	1.26%	10.29%		10.12%
2019	291	$15.07	$18.43	$4,757	0.10%	0.25%	2.34%	11.91%		11.74%
VIP - Freedom 2005 Initial Class
2023	28	$19.93	$19.93	$565	0.80%	0.80%	4.28%	7.17%		7.17%
2022	41	$18.60	$18.60	$763	0.80%	0.80%	2.29%	(13.09%	)	(13.09%	)
2021	46	$21.40	$21.40	$988	0.80%	0.80%	1.09%	3.26%		3.26%
2020	47	$20.73	$20.73	$977	0.80%	0.80%	1.31%	10.36%		10.36%
2019	49	$18.78	$18.78	$913	0.80%	0.80%	2.26%	12.90%		12.90%
VIP - Investor Freedom 2005 Investor Class
2023	96	$18.72	$25.23	$2,007	0.10%	0.25%	4.39%	7.81%		7.63%
2022	109	$17.36	$23.44	$2,127	0.10%	0.25%	2.09%	(12.49%	)	(12.61%	)
2021	125	$19.84	$26.82	$2,779	0.10%	0.25%	0.81%	3.99%		3.83%
2020	115	$19.08	$25.83	$2,532	0.10%	0.25%	1.13%	10.97%		10.80%
2019	190	$17.19	$23.32	$3,712	0.10%	0.25%	2.18%	13.77%		13.60%
VIP - Freedom 2010 Initial Class
2023	33	$22.58	$22.58	$749	0.80%	0.80%	3.66%	8.62%		8.62%
2022	42	$20.79	$20.79	$866	0.80%	0.80%	2.16%	(14.23%	)	(14.23%	)
2021	43	$24.24	$24.24	$1,044	0.80%	0.80%	0.96%	5.04%		5.04%
2020	50	$23.08	$23.08	$1,154	0.80%	0.80%	1.29%	11.59%		11.59%
2019	52	$20.68	$20.68	$1,079	0.80%	0.80%	2.35%	15.16%		15.16%
VIP - Investor Freedom 2010 Investor Class
2023	164	$21.18	$29.08	$4,192	0.10%	0.25%	3.90%	9.27%		9.13%
2022	219	$19.38	$26.65	$5,002	0.10%	0.25%	2.13%	(13.57%	)	(13.72%	)
2021	237	$22.42	$30.89	$6,273	0.10%	0.25%	1.06%	5.70%		5.54%
2020	221	$21.21	$29.27	$5,550	0.10%	0.25%	1.37%	12.29%		12.12%
2019	235	$18.89	$26.10	$5,211	0.10%	0.25%	2.16%	15.99%		15.81%

69	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Freedom 2015 Initial Class
2023	40	$24.52	$24.52	$988	0.80%	0.80%	3.65%	10.07%		10.07%
2022	46	$22.28	$22.28	$1,024	0.80%	0.80%	2.17%	(15.28%	)	(15.28%	)
2021	48	$26.30	$26.30	$1,267	0.80%	0.80%	1.08%	6.83%		6.83%
2020	52	$24.62	$24.62	$1,281	0.80%	0.80%	1.30%	12.93%		12.93%
2019	54	$21.80	$21.80	$1,184	0.80%	0.80%	1.94%	17.31%		17.31%
VIP - Investor Freedom 2015 Investor Class
2023	380	$22.79	$31.69	$9,457	0.10%	0.25%	3.62%	10.86%		10.68%
2022	415	$20.56	$28.63	$9,371	0.10%	0.25%	2.09%	(14.76%	)	(14.87%	)
2021	358	$24.12	$33.63	$9,637	0.10%	0.25%	1.01%	7.53%		7.37%
2020	352	$22.43	$31.32	$9,329	0.10%	0.25%	1.32%	13.59%		13.42%
2019	348	$19.75	$27.62	$8,176	0.10%	0.25%	2.12%	18.12%		17.94%
VIP - Freedom 2020 Initial Class
2023	51	$25.94	$25.94	$1,326	0.80%	0.80%	3.10%	11.51%		11.51%
2022	83	$23.26	$23.26	$1,929	0.80%	0.80%	2.18%	(16.36%	)	(16.36%	)
2021	100	$27.81	$27.81	$2,791	0.80%	0.80%	1.14%	8.60%		8.60%
2020	102	$25.61	$25.61	$2,606	0.80%	0.80%	1.26%	14.14%		14.14%
2019	117	$22.44	$22.44	$2,630	0.80%	0.80%	1.94%	19.17%		19.17%
VIP - Investor Freedom 2020 Investor Class
2023	552	$24.81	$35.84	$15,057	0.10%	0.25%	3.07%	12.30%		12.12%
2022	639	$22.09	$31.97	$15,606	0.10%	0.25%	2.04%	(15.93%	)	(16.03%	)
2021	730	$26.27	$38.08	$21,149	0.10%	0.25%	0.95%	9.43%		9.26%
2020	882	$24.01	$34.85	$23,227	0.10%	0.25%	1.10%	14.84%		14.67%
2019	1,126	$20.91	$30.39	$25,613	0.10%	0.25%	2.11%	19.99%		19.81%
VIP - Freedom 2025 Initial Class
2023	68	$28.41	$28.41	$1,942	0.80%	0.80%	2.90%	12.71%		12.71%
2022	69	$25.21	$25.21	$1,751	0.80%	0.80%	2.01%	(17.09%	)	(17.09%	)
2021	79	$30.41	$30.41	$2,413	0.80%	0.80%	1.05%	9.95%		9.95%
2020	79	$27.66	$27.66	$2,185	0.80%	0.80%	1.22%	15.02%		15.02%
2019	88	$24.04	$24.04	$2,106	0.80%	0.80%	2.31%	20.88%		20.88%
VIP - Investor Freedom 2025 Investor Class
2023	562	$27.29	$39.92	$16,874	0.10%	0.25%	2.79%	13.46%		13.25%
2022	641	$24.05	$35.24	$17,046	0.10%	0.25%	2.00%	(16.55%	)	(16.66%	)
2021	865	$28.82	$42.29	$27,168	0.10%	0.25%	1.24%	10.67%		10.51%
2020	752	$26.04	$38.27	$21,612	0.10%	0.25%	1.27%	15.76%		15.59%
2019	735	$22.49	$33.11	$18,513	0.10%	0.25%	2.12%	21.61%		21.43%
VIP - Freedom 2030 Initial Class
2023	49	$29.89	$29.89	$1,476	0.80%	0.80%	2.55%	13.77%		13.77%
2022	51	$26.27	$26.27	$1,334	0.80%	0.80%	2.00%	(17.53%	)	(17.53%	)
2021	49	$31.85	$31.85	$1,564	0.80%	0.80%	1.13%	11.47%		11.47%
2020	46	$28.57	$28.57	$1,304	0.80%	0.80%	1.09%	15.95%		15.95%
2019	71	$24.64	$24.64	$1,750	0.80%	0.80%	2.01%	23.43%		23.43%
VIP - Investor Freedom 2030 Investor Class
2023	746	$29.65	$44.14	$23,688	0.10%	0.25%	2.52%	14.54%		14.37%
2022	768	$25.89	$38.60	$21,357	0.10%	0.25%	1.93%	(17.00%	)	(17.13%	)
2021	728	$31.19	$46.58	$24,250	0.10%	0.25%	1.08%	12.14%		11.97%
2020	682	$27.82	$41.60	$20,180	0.10%	0.25%	1.22%	16.70%		16.53%
2019	669	$23.84	$35.70	$16,987	0.10%	0.25%	1.87%	24.30%		24.11%
VIP - Freedom 2035 Initial Class (7)
2023	—	$—	$—	$2	0.80%	0.80%	—	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
2019	—	$—	$—	$—	—	—	—	—		—
VIP - Investor Freedom 2035 Investor Class (7)
2023	31	$10.88	$10.88	$333	0.25%	0.25%	6.56%	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
2019	—	$—	$—	$—	—	—	—	—		—

70	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Freedom 2040 Initial Class (7)
2023	—	$10.96	$10.96	$2	0.80%	0.80%	—	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
2019	—	$—	$—	$—	—	—	—	—		—
VIP - Investor Freedom 2040 Investor Class (7)
2023	61	$11.02	$11.00	$670	0.10%	0.25%	3.23%	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
2019	—	$—	$—	$—	—	—	—	—		—
VIP - Freedom 2045 Initial Class (7)
2023	—	$10.99	$10.99	$2	0.80%	0.80%	—	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
2019	—	$—	$—	$—	—	—	—	—		—
VIP - Investor Freedom 2045 Investor Class (7)
2023	—	$11.03	$11.03	$3	0.25%	0.25%	2.28%	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
2019	—	$—	$—	$—	—	—	—	—		—
VIP - Freedom 2050 Initial Class (7)
2023	—	$—	$—	$2	0.80%	0.80%	—	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
2019	—	$—	$—	$—	—	—	—	—		—
VIP - Freedom Lifetime Income I Initial Class
2023	57	$19.64	$19.64	$1,117	0.60%	0.60%	4.31%	7.25%		7.25%
2022	62	$18.31	$18.31	$1,132	0.60%	0.60%	2.23%	(12.54%	)	(12.54%	)
2021	73	$20.94	$20.94	$1,524	0.60%	0.60%	1.01%	2.64%		2.64%
2020	79	$20.40	$20.40	$1,607	0.60%	0.60%	1.32%	9.78%		9.78%
2019	86	$18.58	$18.58	$1,593	0.60%	0.60%	2.17%	11.61%		11.61%
VIP - Freedom Lifetime Income II Initial Class
2023	38	$23.12	$23.12	$883	0.60%	0.60%	3.83%	9.14%		9.14%
2022	41	$21.18	$21.18	$869	0.60%	0.60%	2.15%	(14.34%	)	(14.34%	)
2021	44	$24.73	$24.73	$1,088	0.60%	0.60%	1.05%	5.63%		5.63%
2020	47	$23.41	$23.41	$1,104	0.60%	0.60%	1.33%	12.10%		12.10%
2019	50	$20.88	$20.88	$1,054	0.60%	0.60%	2.12%	15.88%		15.88%
VIP - Freedom Lifetime Income III Initial Class
2023	83	$27.40	$27.40	$2,277	0.60%	0.60%	3.07%	12.05%		12.05%
2022	88	$24.45	$24.45	$2,151	0.60%	0.60%	2.02%	(16.54%	)	(16.54%	)
2021	93	$29.30	$29.30	$2,729	0.60%	0.60%	1.06%	9.12%		9.12%
2020	99	$26.85	$26.85	$2,647	0.60%	0.60%	1.27%	14.54%		14.54%
2019	104	$23.44	$23.44	$2,445	0.60%	0.60%	2.02%	19.72%		19.72%
VIP - Disciplined Small Cap Initial Class
2023	50	$29.28	$28.25	$1,462	0.80%	1.00%	1.02%	20.00%		19.77%
2022	43	$24.40	$23.59	$1,049	0.80%	1.00%	0.81%	(18.89%	)	(19.06%	)
2021	55	$30.08	$29.15	$1,626	0.80%	1.00%	0.39%	19.69%		19.45%
2020	54	$25.13	$24.40	$1,354	0.80%	1.00%	0.80%	17.50%		17.27%
2019	72	$21.39	$20.81	$1,546	0.80%	1.00%	1.02%	22.72%		22.47%
VIP - Disciplined Small Cap Investor Class
2023	744	$40.50	$59.03	$27,950	0.10%	0.25%	0.96%	20.71%		20.55%
2022	739	$33.55	$48.97	$23,041	0.10%	0.25%	0.78%	(18.36%	)	(18.49%	)
2021	760	$41.10	$60.08	$29,070	0.10%	0.25%	0.32%	20.50%		20.32%
2020	727	$34.11	$49.94	$22,784	0.10%	0.25%	0.75%	18.21%		18.03%
2019	838	$28.85	$42.31	$22,441	0.10%	0.25%	0.97%	23.43%		23.24%

71	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - FundsManager 20% Investor Class
2023	2,988	$15.98	$15.78	$51,612	0.10%	1.00%	3.39%	8.04%		7.06%
2022	3,812	$14.79	$14.74	$61,083	0.10%	1.00%	2.24%	(9.68%	)	(10.49%	)
2021	4,257	$16.38	$16.47	$75,816	0.10%	1.00%	1.06%	3.55%		2.62%
2020	3,857	$15.81	$16.05	$66,914	0.10%	1.00%	1.12%	8.10%		7.12%
2019	4,248	$14.63	$14.98	$67,736	0.10%	1.00%	2.00%	10.29%		9.30%
VIP - FundsManager 40% Investor Class (7)
2023	108	$10.59	$10.55	$1,145	0.25%	0.80%	4.09%	—		—
2022	—	$—	$—	$—	—	—	—	—		—
2021	—	$—	$—	$—	—	—	—	—		—
2020	—	$—	$—	$—	—	—	—	—		—
2019	—	$—	$—	$—	—	—	—	—		—
VIP - FundsManager 50% Investor Class
2023	6,084	$23.19	$21.12	$144,773	0.10%	1.00%	2.51%	12.83%		11.82%
2022	6,677	$20.55	$18.89	$141,775	0.10%	1.00%	1.97%	(14.01%	)	(14.78%	)
2021	7,299	$23.90	$22.17	$180,611	0.10%	1.00%	1.15%	9.91%		8.92%
2020	7,014	$21.74	$20.35	$158,401	0.10%	1.00%	1.17%	13.87%		12.84%
2019	7,057	$19.10	$18.04	$140,954	0.10%	1.00%	1.71%	17.77%		16.71%
VIP - FundsManager 60% Investor Class
2023	7,338	$26.08	$29.65	$178,862	0.10%	1.40%	2.34%	14.05%		12.58%
2022	7,810	$22.87	$26.34	$167,041	0.10%	1.40%	1.76%	(15.14%	)	(16.25%	)
2021	8,498	$26.95	$31.45	$214,965	0.10%	1.40%	1.13%	12.23%		10.77%
2020	8,313	$24.01	$28.39	$187,611	0.10%	1.40%	1.08%	15.01%		13.51%
2019	8,474	$20.88	$25.01	$166,765	0.10%	1.40%	1.53%	20.37%		18.80%
VIP - FundsManager 70% Investor Class
2023	5,248	$29.02	$24.32	$149,468	0.10%	1.00%	2.08%	15.61%		14.58%
2022	5,206	$25.10	$21.23	$128,432	0.10%	1.00%	1.64%	(15.75%	)	(16.51%	)
2021	5,180	$29.79	$25.43	$151,819	0.10%	1.00%	1.06%	14.41%		13.38%
2020	4,799	$26.04	$22.43	$122,970	0.10%	1.00%	0.95%	15.98%		14.93%
2019	5,004	$22.45	$19.51	$110,341	0.10%	1.00%	1.37%	22.54%		21.44%
VIP - FundsManager 85% Investor Class
2023	2,016	$33.57	$26.53	$65,344	0.10%	1.00%	1.60%	17.55%		16.51%
2022	2,109	$28.56	$22.77	$57,893	0.10%	1.00%	1.12%	(17.15%	)	(17.90%	)
2021	2,048	$34.47	$27.74	$67,739	0.10%	1.00%	0.97%	17.71%		16.65%
2020	2,142	$29.29	$23.78	$60,065	0.10%	1.00%	0.85%	17.34%		16.28%
2019	1,983	$24.96	$20.45	$47,706	0.10%	1.00%	1.15%	26.08%		24.95%
VIP - Consumer Staples Initial Class
2023	31	$35.48	$34.31	$1,096	0.80%	1.00%	2.01%	2.31%		2.11%
2022	36	$34.68	$33.60	$1,256	0.80%	1.00%	1.85%	(1.41%	)	(1.61%	)
2021	29	$35.17	$34.15	$1,040	0.80%	1.00%	1.79%	13.33%		13.10%
2020	37	$31.04	$30.19	$1,142	0.80%	1.00%	1.95%	10.88%		10.66%
2019	42	$27.99	$27.29	$1,153	0.80%	1.00%	1.99%	30.81%		30.54%
VIP - Consumer Staples Investor Class
2023	499	$36.41	$48.06	$18,697	0.10%	0.25%	1.84%	2.97%		2.83%
2022	560	$35.36	$46.74	$20,389	0.10%	0.25%	1.71%	(0.78%	)	(0.94%	)
2021	508	$35.64	$47.18	$18,702	0.10%	0.25%	1.83%	13.99%		13.82%
2020	561	$31.26	$41.46	$18,217	0.10%	0.25%	1.80%	11.65%		11.48%
2019	657	$28.00	$37.18	$19,048	0.10%	0.25%	1.91%	31.65%		31.45%
VIP - Materials Initial Class
2023	48	$28.83	$27.88	$1,364	0.80%	1.00%	1.34%	6.73%		6.52%
2022	56	$27.01	$26.17	$1,495	0.80%	1.00%	1.14%	(10.50%	)	(10.69%	)
2021	45	$30.18	$29.30	$1,355	0.80%	1.00%	0.76%	32.36%		32.09%
2020	26	$22.80	$22.80	$603	0.80%	0.80%	0.74%	20.52%		20.52%
2019	30	$18.92	$18.92	$566	0.80%	0.80%	1.54%	12.49%		12.49%
VIP - Materials Investor Class
2023	198	$29.34	$63.25	$6,277	0.10%	0.25%	1.16%	7.46%		7.31%
2022	264	$27.30	$58.94	$7,725	0.10%	0.25%	1.08%	(10.00%	)	(10.13%	)
2021	221	$30.33	$65.59	$7,352	0.10%	0.25%	0.57%	33.26%		33.06%
2020	153	$22.76	$49.29	$3,786	0.10%	0.25%	0.77%	21.33%		21.15%
2019	151	$18.76	$40.68	$3,088	0.10%	0.25%	1.24%	13.09%		12.92%

72	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Communication Services Initial Class
2023	128	$29.02	$28.07	$3,702	0.80%	1.00%	—	56.13%		55.83%
2022	56	$18.59	$18.01	$1,049	0.80%	1.00%	—	(38.63%	)	(38.76%	)
2021	72	$30.29	$29.41	$2,196	0.80%	1.00%	—	14.72%		14.49%
2020	55	$26.40	$25.68	$1,455	0.80%	1.00%	—	34.51%		34.24%
2019	54	$19.63	$19.13	$1,062	0.80%	1.00%	0.06%	31.92%		31.65%
VIP - Communication Services Investor Class
2023	380	$40.78	$76.20	$14,205	0.10%	0.25%	—	57.10%		56.84%
2022	255	$25.96	$48.58	$6,062	0.10%	0.25%	—	(38.24%	)	(38.32%	)
2021	300	$42.03	$78.76	$11,694	0.10%	0.25%	—	15.48%		15.31%
2020	280	$36.40	$68.31	$9,422	0.10%	0.25%	—	35.26%		35.06%
2019	223	$26.91	$50.57	$5,399	0.10%	0.25%	0.04%	32.82%		32.62%
VIP - Emerging Markets Initial Class
2023	47	$12.66	$12.26	$595	0.80%	1.00%	2.28%	8.82%		8.61%
2022	47	$11.63	$11.29	$547	0.80%	1.00%	1.81%	(20.77%	)	(20.94%	)
2021	48	$14.68	$14.28	$702	0.80%	1.00%	1.84%	(3.02%	)	(3.22%	)
2020	51	$15.14	$14.75	$771	0.80%	1.00%	0.90%	30.21%		29.95%
2019	283	$11.62	$11.35	$3,301	0.80%	1.00%	1.55%	28.42%		28.17%
VIP - Emerging Markets Investor Class
2023	805	$17.68	$36.38	$13,535	0.10%	0.25%	2.12%	9.50%		9.30%
2022	818	$16.15	$33.28	$12,545	0.10%	0.25%	1.69%	(20.27%	)	(20.39%	)
2021	789	$20.26	$41.80	$15,195	0.10%	0.25%	1.84%	(2.37%	)	(2.52%	)
2020	981	$20.75	$42.88	$19,376	0.10%	0.25%	0.96%	31.03%		30.83%
2019	844	$15.84	$32.78	$12,550	0.10%	0.25%	1.36%	29.25%		29.06%
VIP - Floating Rate High Income Initial Class
2023	134	$13.67	$13.41	$1,834	0.80%	1.00%	5.64%	11.32%		11.07%
2022	198	$12.28	$12.07	$2,443	0.80%	1.00%	5.06%	(1.34%	)	(1.52%	)
2021	93	$12.45	$12.26	$1,153	0.80%	1.00%	2.86%	4.36%		4.15%
2020	73	$11.93	$11.77	$870	0.80%	1.00%	5.69%	2.00%		1.79%
2019	58	$11.69	$11.56	$673	0.80%	1.00%	4.53%	7.92%		7.70%
VIP - Floating Rate High Income Investor Class
2023	2,036	$14.59	$14.38	$29,537	0.10%	0.25%	7.29%	12.15%		11.99%
2022	1,973	$13.01	$12.84	$25,553	0.10%	0.25%	4.19%	(0.68%	)	(0.85%	)
2021	1,971	$13.10	$12.95	$25,709	0.10%	0.25%	2.99%	4.97%		4.82%
2020	1,329	$12.48	$12.35	$16,515	0.10%	0.25%	4.47%	2.68%		2.53%
2019	2,637	$12.15	$12.05	$31,956	0.10%	0.25%	5.11%	8.77%		8.61%
VIP - Bond Index Initial Class
2023	2,729	$10.61	$10.09	$28,838	0.10%	1.00%	2.51%	5.39%		4.47%
2022	2,506	$10.07	$9.66	$25,136	0.10%	1.00%	1.80%	(13.30%	)	(14.10%	)
2021	2,322	$11.61	$11.25	$26,880	0.10%	1.00%	0.96%	(2.05%	)	(2.93%	)
2020	2,525	$11.86	$11.59	$29,835	0.10%	1.00%	0.97%	7.42%		6.45%
2019	1,429	$11.04	$10.88	$15,757	0.10%	1.00%	2.38%	8.27%		7.30%
VIP - Total Market Index Initial Class
2023	2,346	$18.05	$17.16	$42,089	0.10%	1.00%	1.10%	25.94%		24.81%
2022	2,338	$14.33	$13.75	$33,370	0.10%	1.00%	1.45%	(19.30%	)	(20.02%	)
2021	1,924	$17.76	$17.19	$34,042	0.10%	1.00%	1.23%	25.56%		24.43%
2020	1,114	$14.14	$13.82	$15,703	0.10%	1.00%	1.59%	20.18%		19.09%
2019	1,014	$11.77	$11.60	$11,908	0.10%	1.00%	1.63%	30.57%		29.39%
VIP - Extended Market Index Initial Class
2023	540	$14.35	$13.65	$7,708	0.10%	1.00%	1.66%	17.35%		16.27%
2022	646	$12.23	$11.74	$7,867	0.10%	1.00%	1.57%	(18.23%	)	(18.93%	)
2021	487	$14.96	14.48	$7,252	0.10%	1.00%	1.17%	21.12%		20.03%
2020	414	$12.35	$12.06	$5,105	0.10%	1.00%	1.21%	16.34%		15.29%
2019	518	$10.61	$10.46	$5,481	0.10%	1.00%	1.70%	25.76%		24.62%
VIP - International Index Initial Class
2023	1,521	$12.16	$11.56	$18,404	0.10%	1.00%	2.87%	16.01%		15.04%
2022	1,489	$10.48	$10.05	$15,552	0.10%	1.00%	2.44%	(16.08%	)	(16.88%	)
2021	1,233	$12.49	$12.09	$15,364	0.10%	1.00%	2.79%	7.61%		6.64%
2020	1,019	$11.61	$11.34	$11,805	0.10%	1.00%	1.75%	10.58%		9.58%
2019	842	$10.49	$10.35	$8,832	0.10%	1.00%	2.77%	21.41%		20.32%

73	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIF - Emerging Markets Equity Class I
2023	349	$13.13	$28.95	$5,799	0.10%	1.00%	1.64%	11.82%		10.87%
2022	363	$11.74	$26.11	$5,415	0.10%	1.00%	0.43%	(25.13%	)	(25.84%	)
2021	327	$15.68	35.21	$6,786	0.10%	1.00%	0.86%	2.88%		1.96%
2020	366	$15.24	$34.53	$7,474	0.10%	1.00%	1.34%	14.32%		13.29%
2019	346	$13.33	$30.48	$6,641	0.10%	1.00%	1.06%	19.47%		18.39%
VIF - Emerging Markets Debt Class I
2023	430	$13.87	$32.32	$7,322	0.10%	1.00%	8.76%	11.76%		10.74%
2022	506	$12.41	$29.19	$7,662	0.10%	1.00%	7.55%	(18.84%	)	-19.56%
2021	558	$15.29	$36.29	$10,422	0.10%	1.00%	5.09%	(2.12%	)	(3.00%	)
2020	555	$15.62	$37.41	$10,694	0.10%	1.00%	4.25%	5.44%		4.49%
2019	676	$14.82	$35.80	$12,456	0.10%	1.00%	5.34%	14.14%		13.11%
VIF - Global Strategist - Class II
2023	190	$20.82	$21.07	$3,885	0.10%	1.00%	1.65%	13.96%		12.90%
2022	193	$18.27	$18.66	$3,478	0.10%	1.00%	—	(17.03%	)	(17.75%	)
2021	214	$22.02	$22.69	$4,672	0.10%	1.00%	1.83%	8.26%		7.28%
2020	234	$20.34	$21.15	$4,758	0.10%	1.00%	1.44%	10.81%		9.81%
2019	252	$18.36	$19.26	$4,587	0.10%	1.00%	1.76%	17.65%		16.59%
Invesco - V.I. Global Core Equity Series I
2023	240	$23.90	$26.62	$5,495	0.10%	1.00%	0.50%	21.58%		20.50%
2022	249	$19.66	$22.09	$4,719	0.10%	1.00%	0.35%	(21.94%	)	(22.65%	)
2021	254	$25.19	28.56	$6,137	0.10%	1.00%	0.98%	15.86%		14.81%
2020	261	$21.74	$24.87	$5,450	0.10%	1.00%	1.30%	13.11%		12.09%
2019	345	$19.22	$22.19	$6,249	0.10%	1.00%	1.36%	25.07%		23.95%
Allspring - VT Discovery SMID Cap Growth Class 2 (5)(6)
2023	47	$67.78	$64.49	$3,171	0.80%	1.00%	—	19.18%		18.95%
2022	48	$56.87	$54.22	$2,747	0.80%	1.00%	—	(38.35%	)	(38.47%	)
2021	52	$92.24	$88.12	$4,777	0.80%	1.00%	—	(5.80%	)	(5.99%	)
2020	58	$97.92	$93.74	$5,599	0.80%	1.00%	—	61.35%		61.02%
2019	64	$60.69	$58.21	$3,874	0.80%	1.00%	—	37.91%		37.63%
Allspring - VT Opportunity Class 2 (5)
2023	16	$82.64	$78.64	$1,327	0.80%	1.00%	—	25.49%		25.25%
2022	17	$65.86	$62.79	$1,155	0.80%	1.00%	—	(21.44%	)	(21.60%	)
2021	19	$83.83	$80.09	$1,585	0.80%	1.00%	0.04%	23.78%		23.53%
2020	20	$67.73	$64.84	$1,355	0.80%	1.00%	0.46%	20.03%		19.79%
2019	25	$56.42	$54.12	$1,361	0.80%	1.00%	0.27%	30.41%		30.15%
Lazard - Retirement Emerging Markets Portfolio - Investor
2023	378	$14.11	$16.65	$6,099	0.10%	1.00%	5.07%	22.49%		21.43%
2022	394	$11.52	$13.71	$5,222	0.10%	1.00%	3.47%	(15.04%	)	(15.84%	)
2021	502	$13.56	$16.29	$7,767	0.10%	1.00%	2.11%	5.69%		4.74%
2020	514	$12.83	$15.55	$7,547	0.10%	1.00%	2.83%	(1.13%	)	(2.03%	)
2019	587	$12.98	$15.87	$8,892	0.10%	1.00%	0.88%	18.24%		17.17%
PVIT - Commodity Real Return Strategy Portfolio - Administrative
2023	523	$7.95	$7.15	$4,145	0.10%	1.00%	16.79%	(7.95%)		(8.80%)
2022	813	$8.64	$7.84	$6,959	0.10%	1.00%	24.65%	8.52%		7.76%
2021	600	$7.96	$7.29	$4,758	0.10%	1.00%	4.87%	33.21%		32.28%
2020	259	$5.98	$5.62	$1,538	0.10%	0.80%	6.76%	1.25%		0.54%
2019	321	$5.90	$5.59	$1,889	0.10%	0.80%	4.42%	11.32%		10.54%
PVIT - Low Duration Portfolio - Administrative
2023	2,422	$11.65	$10.86	$28,583	0.10%	1.00%	3.59%	4.88%		3.89%
2022	2,859	$11.11	$10.45	$32,188	0.10%	1.00%	1.66%	(5.85%	)	(6.65%	)
2021	3,207	$11.80	$11.19	$38,427	0.10%	1.00%	0.52%	(1.03%	)	(1.92%	)
2020	3,656	$11.92	$11.41	$44,368	0.10%	1.00%	1.16%	2.89%		1.96%
2019	3,151	$11.59	$11.19	$37,314	0.10%	1.00%	2.78%	3.92%		2.99%
PVIT - Real Return Portfolio - Administrative
2023	1,066	$13.61	$13.29	$15,044	0.10%	1.00%	2.99%	3.57%		2.63%
2022	1,354	$13.14	$12.95	$18,439	0.10%	1.00%	7.06%	(12.00%	)	(12.78%	)
2021	1,458	$14.93	$14.85	$22,642	0.10%	1.00%	4.97%	5.48%		4.53%
2020	1,335	$14.16	$14.20	$19,703	0.10%	1.00%	1.42%	11.60%		10.59%
2019	1,365	$12.68	$12.84	$18,071	0.10%	1.00%	1.65%	8.33%		7.35%

74	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
PVIT - Total Return Portfolio - Administrative
2023	2,225	$13.00	$12.52	$29,952	0.10%	1.00%	3.56%	5.84%		4.85%
2022	2,758	$12.28	$11.94	$35,046	0.10%	1.00%	2.59%	(14.39%	)	(15.14%	)
2021	3,336	$14.34	$14.07	$49,452	0.10%	1.00%	1.82%	(1.37%	)	(2.25%	)
2020	3,631	$14.54	$14.39	$54,795	0.10%	1.00%	2.11%	8.54%		7.56%
2019	3,560	$13.40	$13.38	$49,638	0.10%	1.00%	3.01%	8.25%		7.27%
Blackrock - Global Allocation V.I. Fund - Class I
2023	1,515	$17.93	$16.12	$27,413	0.10%	1.00%	1.85%	10.22%		9.23%
2022	1,835	$16.27	$14.76	$29,565	0.10%	1.00%	—	(16.05%	)	(16.81%	)
2021	1,976	$19.38	$17.74	$37,966	0.10%	1.00%	0.78%	6.44%		5.48%
2020	1,900	$18.21	$16.82	$34,324	0.10%	1.00%	1.17%	20.68%		19.59%
2019	2,050	$15.09	$14.06	$30,705	0.10%	1.00%	1.14%	17.71%		16.65%
FTVIP - Templeton Global Bond Fund - Class 2
2023	462	$10.15	$9.35	$4,657	0.10%	1.00%	—	2.77%		1.90%
2022	545	$9.88	$8.96	$5,343	0.10%	1.00%	—	(5.04%	)	(5.90%	)
2021	591	$10.40	$9.52	$6,101	0.10%	1.00%	—	(5.09%	)	—
2020	713	$10.96	$10.31	$7,747	0.10%	0.80%	7.91%	(5.38%	)	(6.04%	)
2019	949	$11.58	$10.97	$10,927	0.10%	0.80%	7.01%	1.91%		1.20%
FTVIP - Franklin U.S. Government Securities Fund - Class 2
2023	541	$10.56	$9.72	$5,648	0.10%	0.80%	2.74%	4.36%		3.66%
2022	563	$10.12	$9.38	$5,617	0.10%	0.80%	2.39%	(9.84%	)	(10.49%	)
2021	693	$11.22	$10.48	$7,675	0.10%	0.80%	2.38%	(1.92%	)	(2.61%	)
2020	749	$11.44	$10.76	$8,451	0.10%	0.80%	3.59%	3.73%		3.00%
2019	448	$11.03	$10.45	$4,877	0.10%	0.80%	2.78%	5.12%		4.39%

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2021, the following underlying funds were renamed:

Old Name	New Name
Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund
Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

(6)	Fund Name Change. See Note 1
(7)	New Fund. See Note 1

7. Subsequent Events

The VIP Freedom 2005 Initial Class and VIP Freedom Income Initial Class funds approved a Plan of Reorganization Agreement to transfer of all the net assets of the VIP Freedom 2005 Initial Class fund in exchange for shares of the VIP Freedom Income Initial Class fund effective June 7, 2024.

The VIP Investor Freedom 2005 Investor Class and VIP Investor Freedom Income Investor Class funds approved a Plan of Reorganization Agreement to transfer of all the net assets of the VIP Investor Freedom 2005 Investor Class fund in exchange for shares of the VIP Investor Freedom Income Investor Class fund effective June 7, 2024.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

75	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contract Owners of Empire Fidelity Investments Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Investor Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financials - Initial Class (1)	Fidelity VIP Financials - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)

Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income – Initial Class (1)

Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)

Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 – Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom 2035 - Initial Class (2)	Fidelity VIP Investor Freedom 2035 - Investor Class (2)

76	Annual Report

Fidelity VIP Freedom 2040 - Initial Class (2)	Fidelity VIP Investor Freedom 2040 - Investor Class (2)	Fidelity VIP Freedom 2045 - Initial Class (2)

Fidelity VIP Investor Freedom 2045 - Investor Class (2)	Fidelity VIP Freedom 2050 - Initial Class (2)	Fidelity VIP Freedom Lifetime Income I (1)

Fidelity VIP Freedom Lifetime Income II (1)	Fidelity VIP Freedom Lifetime Income III (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)

Fidelity VIP Disciplined Small Cap - Investor Class (1)	Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 40% - Investor Class (2)

Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)	Fidelity VIP FundsManager 70% - Investor Class (1)

Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)	Fidelity VIP Consumer Staples - Investor Class (1)

Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)	Fidelity VIP Communication Services - Initial Class (1)

Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)	Fidelity VIP Emerging Markets - Investor Class (1)

Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)	Fidelity VIP Bond Index – Initial Class (1)

Fidelity VIP Total Market Index – Initial Class (1)	Fidelity VIP Extended Market Index – Initial Class (1)	Fidelity VIP International Index – Initial Class (1)

Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)

Invesco V.I. Global Core Equity Fund - Series I (1)	Allspring VT Discovery SMID Cap Growth - Class 2 (1)	Allspring VT Opportunity Fund - Class 2 (1)

Lazard Retirement Emerging Markets Equity Portfolio – Investor (1)	PIMCO Commodity Real Return Strategy Portfolio – Administrative (1)	PIMCO Low Duration Portfolio – Administrative (1)

PIMCO Real Return Portfolio – Administrative (1)	PIMCO Total Return Portfolio – Administrative (1)	Blackrock Global Allocation V.I. Fund - Class I (1)

Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

(2) Statement of operations and statement of changes in net assets for the period May 1, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Empire Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

77	Annual Report

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2024

We have served as the auditor of one or more of the subaccounts of Empire Fidelity Investments Annuity Account A since 1991.

78	Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0221

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2023, 2022 and 2021

Report of Independent Auditors

To the Board of Directors and Management of Empire Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2023 and 2022, and the related statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
April 29, 2024

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2023	2022
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $208,950 in 2023 and $217,986 in 2022)	$198,521	$197,654
Policy loans	38	47

Total Investments	198,559	197,701

Cash and cash equivalents	15,148	13,006
Accrued investment income	1,861	1,711
Deferred policy acquisition costs	65,645	66,292
Reinsurance deposit and receivables	23,915	24,691
Income taxes receivable	—	62
Other assets	2,296	2,142
Separate account assets	3,597,323	3,189,076

Total Assets	3,904,747	3,494,681

LIABILITIES
Future contract and policy benefits	41,049	43,642
Contract holder deposit funds	82,302	93,140
Other liabilities and accrued expenses	10,429	5,430
Deferred tax liability, net	7,410	3,429
Payable to parent and affiliates, net	1,748	618
Income taxes payable	1,862	—
Separate account liabilities	3,597,323	3,189,076

Total Liabilities	3,742,123	3,335,335

Commitments and Contingencies (Note 11)
STOCKHOLDER’S EQUITY
Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive (loss) income	(7,152)	(13,861)
Retained earnings	154,276	157,707

Total Stockholder’s Equity	162,624	159,346

Total Liabilities and Stockholder’s Equity	$3,904,747	$3,494,681

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2023	2022	2021
REVENUES
Fees charged to contract holders	$10,783	$11,224	$12,713
Fund administration fees (1)	8,787	8,849	9,667
Net investment income	6,669	5,451	4,875
Interest on reinsurance deposit	1,112	1,125	1,136
Premiums, net	410	468	504
Net realized investment (losses) / gains:
Net realized investment (losses) / gains on sales	(3,815)	(2,101)	1,629

Total Revenues	23,946	25,016	30,524

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	7,526	12,281	2,513
Contract and policy benefits and expenses	4,309	4,225	5,279

Total Benefits and Expenses	11,835	16,506	7,792

Income before income taxes	12,111	8,510	22,732
Income tax expense	5,542	1,219	3,175

Net Income	6,569	7,291	19,557

Other comprehensive (loss) income, before tax:
Net unrealized investment (losses) gains during the period	4,678	(23,546)	(6,192)
Reclassification adjustment for net realized (gains) losses included in net income	3,815	2,101	(1,629)
Benefit (provision) for income taxes related to items of other comprehensive (loss) income	(1,784)	4,503	1,643

Other comprehensive (loss) income, net of tax	6,709	(16,942)	(6,178)

Comprehensive (Loss) Income	$13,278	$(9,651)	$13,379

(1)	Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2023, 2022, and 2021

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity
Balance at December 31, 2020	$2,000	$13,500	$9,259	$152,459	$177,218

Comprehensive income:
Net Income (loss)	—	—	—	19,557	19,557
Other comprehensive (loss) income	—	—	(6,178)	—	(6,178)
Dividend paid to parent	—	—	—	(10,800)	(10,800)

Balance at December 31, 2021	$2,000	$13,500	$3,081	$161,216	$179,797

Comprehensive income:
Net Income (loss)	—	—	—	7,291	7,291
Other comprehensive (loss) income	—	—	(16,942)	—	(16,942)
Dividend paid to parent	—	—	—	(10,800)	(10,800)

Balance at December 31, 2022	$2,000	$13,500	$(13,861)	$157,707	$159,346

Comprehensive income:
Net Income (loss)	—	—	—	6,569	6,569
Other comprehensive (loss) income	—	—	6,709	—	6,709
Dividend paid to parent	—	—	—	(10,000)	(10,000)

Balance at December 31, 2023	$2,000	$13,500	$(7,152)	$154,276	$162,624

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2023	2022	2021
Cash flows provided by (used for) operating activities:
Net income	$6,569	$7,291	$19,557
Adjustments to reconcile net income to cash provided by operating activities:
Amortization	120	307	341
Net realized investment losses \ (gains) on sales	3,815	2,101	(1,629)
Provision (benefit) for deferred taxes	2,197	(208)	950
Change in assets and liabilities:
Accrued investment income (loss)	(150)	(155)	156
Deferred policy acquisition costs, net of amortization	(765)	4,932	(6,271)
Future contract and policy benefits, net	4,303	4,094	5,420
Reinsurance deposit and receivables	776	1,393	2,214
Payable to (receivable from) parent and affiliates, net	1,131	(321)	744
Income taxes receivable/(payable)	1,925	653	516
Other assets and other liabilities, net	4,845	2,392	(502)

Net cash provided by operating activities	24,766	22,479	21,496

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(67,857)	(73,108)	(71,069)
Proceeds from sales of debt securities	62,275	45,322	44,080
Proceeds from maturities and calls of debt securities	10,683	24,090	25,450
Investment trades payable/ receivable, net	—	—	(824)
Change in policy loans	9	(2)	(3)

Net cash (used for) provided by investing activities	5,110	(3,698)	(2,366)

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	91,980	100,085	159,054
Net transfers (to) from separate accounts	179,564	87,305	(6,553)
Withdrawals from variable annuity contracts	(285,298)	(195,765)	(155,957)
Withdrawals from fixed annuity contracts	(3,980)	(4,198)	(4,477)
Dividend paid to parent	(10,000)	(10,800)	(10,800)

Net cash used for financing activities	(27,734)	(23,373)	(18,733)

Net increase (decrease) in cash and cash equivalents	2,142	(4,592)	397
Cash and cash equivalents:
Beginning of year	13,006	17,598	17,201

End of year	$15,148	$13,006	$17,598

The accompanying notes are an integral part of the financial statements

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.

The Company issues and services certain variable and fixed annuity contracts and variable universal life (“VUL”) policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

The Company evaluates available-for-sale investments that experience declines in fair value for impairment.

Impairment related to credit losses on available-for-sale investments is recorded in the statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income (“OCI”). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings).

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company writes down the amortized cost to fair value and records an impairment in earnings.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $14,784 and $12,618 at December 31, 2023, and 2022, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $7,032 and $1,595 at December 31, 2023, and 2022, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The largest reinsurance counterparty exposure is partially held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer.The Company is subject to concentration of risk with respect to this reinsurance agreement.

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables (continued)

Reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s Statements of Comprehensive Income.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting.

These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 6.5% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs (continued)

result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2023, 2022, or 2021.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Adoption of Accounting Pronouncements

The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the financial statements.

The FASB issued new guidance that improves income tax disclosures primarily related to a company’s effect tax rate reconciliation and income taxes paid. The guidance will be effective for the Company in the year beginning January 1, 2026 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS:

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees. Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death or are life contingent.

Guaranteed Minimum Death Benefits (GMDB)

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2023	2022
Beginning Balance	$23	$8
Change in benefit ratio estimate	(19)	1
Interest on reserve	—	1
Claims paid	—	—
Accrual of benefit ratio	1	13

Ending Balance	$5	$23

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMDB were $3 and $22 at December 31, 2023 and 2022, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 30 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.3% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 86%/80% for males/females, respectively, of the 2012 IAM Basic Mortality Table with Scale G2.

•	The base lapse rate assumption varies from 3.7% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.8% for all policy durations.

•	The lapse rate for anticipated internal replacements is 1.2%.

•	The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2023 and 2022. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2023	2022
Net deposits paid
Account value	$512,462	$475,921
Net amount at risk	$3,655	$4,435
Average attained age of contract holders	71	71
Ratchet (highest historical account value at specified anniversary dates)
Account value	$26,726	$25,464
Net amount at risk	$1,022	$4,168
Average attained age of contract holders	74	74

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits (GMWB)

The Company issued a variable annuity contract with a GMWB feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2023	2022
Beginning Balance	$885	$809
Change in benefit ratio estimate	277	1
Interest on reserve	60	42
Accrual of benefit ratio	39	33

Ending Balance	$1,261	$885

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement to reinsure 90% of GMWB exposure from product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.

The reinsurance recoverables associated with the GMWB were $1,222 and $858 at December 31, 2023, and 2022, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 50 years from issue.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.3% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 17 1⁄2 years from issue and age 59 1⁄2.

•	The mortality assumption is 86% of the 2012 IAM Basic Mortality Table with projection scale G2.

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

•	The lapse rate assumption is 4.9%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2023, and 2022:

	Years Ended December 31,
	2023	2022
Account value	$108,027	$107,117
GWB value	$122,603	$132,792
Average attained age of contract holders	81	80

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2023	2022	2021
Debt securities	$6,898	$5,951	$5,913
Cash and cash equivalents	434	216	2
Other	2	3	3

Total investment income	7,334	6,170	5,918
Less: investment expenses	665	719	1,043

Net investment income	$6,669	$5,451	$4,875

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2023	2022	2021
Debt securities:
Gross realized gains	$123	$240	$1,918
Gross realized losses	(3,938)	(2,341)	(289)

Total realized investment gains (losses)	$(3,815)	$(2,101)	$1,629

There were no realized investment losses as a result of impairments in 2023, 2022 or 2021. There were no debt securities that were non-income producing for 2023, 2022 or 2021, respectively. There was no interest foregone by non-income producing securities for 2023, 2022, and 2021, respectively.

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	December 31,
	2023	2022
Debt securities	$(10,429)	$(20,332)
DAC	1,376	2,787
Deferred income tax (expense) benefit	1,901	3,684

	$(7,152)	$(13,861)

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2023 were as follows:

	2023
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$12,900	$(299)	7	$4,427	$(278)	6	$17,327	$(577)	13
States and political subdivisions	—	—	—	1,297	(204)	5	1,297	(204)	5
Corporate and other debt securities	4,168	(134)	19	128,879	(10,979)	450	133,047	(11,113)	469
Mortgage and asset-backed securities	—	—	—	298	(13)	2	298	(13)	2

Total	$17,068	$(433)	26	$134,901	$(11,474)	463	$151,969	$(11,907)	489

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate and other debt securities	—	—	—	224	(4)	2	224	(4)	2
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$—	$—	—	$224	$(4)	2	$224	$(4)	2

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2023. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 92% of amortized cost at December 31, 2023. Investments in below investment grade securities have an average fair value of 98% of amortized cost as of December 31, 2023.

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2022, were as follows:

	2022
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$23,412	$(1,589)	9	$10,759	$(889)	5	$34,171	$(2,478)	14
States and political subdivisions	1,060	(158)	4	216	(84)	1	1,276	(242)	5
Corporate and other debt securities	94,282	(6,183)	334	62,638	(11,481)	224	156,920	(17,664)	558
Mortgage and asset-backed securities	263	(15)	1	52	(7)	2	315	(22)	3

Total	$119,017	$(7,945)	348	$73,665	$(12,461)	232	$192,682	$(20,406)	580

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate and other debt securities	264	(7)	2	139	(30)	2	403	(37)	4
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$264	$(7)	2	$139	$(30)	2	$403	$(37)	4

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2021. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 89% of amortized cost at December 31, 2022. Investments in below investment grade securities have an average fair value of 91% of amortized cost as of December 31, 2022.

The allowance for credit losses was zero and there were no additions, write-offs, and recoveries during 2023 or 2022. The allowance for credit losses was zero as of December 31, 2023 and 2022, respectively.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2023, were as follows:

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$30,037	$336	$(577)	$—	$29,796
States and political subdivisions	1,501	—	(204)	—	1,297
Corporate and other debt securities	177,100	1,146	(11,117)	—	167,129
Mortgage and asset-backed securities	312	—	(13)	—	299

Total debt securities	$208,950	$1,482	$(11,911)	$—	$198,521

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2022, were as follows:

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$37,762	$11	$(2,478)	$—	$35,295
States and political subdivisions	1,518	—	(242)	—	1,276
Corporate and other debt securities	178,369	100	(17,701)	—	160,768
Mortgage and asset-backed securities	337	—	(22)	—	315

Total debt securities	$217,986	$111	$(20,443)	$—	$197,654

During 2023 and 2022, the Company recorded no impairments for the portion of noncredit related losses in other comprehensive income.

Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $62,275, $45,322 and $44,080 in 2023, 2022 and 2021, respectively.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2023, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2023
	Amortized Cost	Estimated Fair Value
Due in 1 year or less	$11,763	$11,592
Due after 1 year through 5 years	106,310	102,130
Due after 5 years through 10 years	74,565	70,263
Due after 10 years	16,000	14,237
Mortgage and asset-backed securities	312	299

	$208,950	$198,521

At December 31, 2023, and 2022, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2023, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $395 respectively. At December 31, 2022, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $386 respectively.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.

Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2023
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$29,796	$—	$—	$29,796
States and political subdivisions	—	1,297	—	1,297
Corporate and other debt securities	—	167,129	—	167,129
Mortgage and asset-backed securities	—	299	—	299

Total available-for-sale debt securities	29,796	168,725	—	198,521
Cash equivalents	14,784	—	—	14,784

Subtotal excluding separate account assets	44,580	168,725	—	213,305
Separate account assets	3,597,323	—	—	3,597,323

Total	$3,641,903	$168,725	$—	$3,810,628

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2022
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$35,295	$—	$—	$35,295
States and political subdivisions	—	1,276	—	1,276
Corporate and other debt securities	—	160,768	—	160,768
Mortgage and asset-backed securities	—	315	—	315

Total available-for-sale debt securities	35,295	162,359	—	197,654
Cash equivalents	12,618	—	—	12,618

Subtotal excluding separate account assets	47,913	162,359	—	210,272
Separate account assets	3,189,076	—	—	3,189,076

Total	$3,236,989	$162,359	$—	$3,399,348

There were no Level 3 assets held by the Company during 2023 or 2022. There were no transfers into or out of Level 3 during 2023 or 2022.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2023		December 31, 2022
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Policy loans	$38	$38	$47	$47
Reinsurance deposit and receivables	23,915	23,298	24,691	24,144

	$23,953	$23,336	$24,738	$24,191

Financial Liabilities:
Contract holder deposit funds	$82,302	$80,454	$93,140	$91,271

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2023	2022	2021
Current:
Federal	$3,336	$1,405	$2,221
State	9	21	4

	3,345	1,426	2,225

Deferred:
Federal	2,197	(207)	950

Income tax expense	$5,542	$1,219	$3,175

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for the Company as it believes that the reversal of temporary differences will have no impact on the state income tax that it will pay in the future.

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6. INCOME TAXES (CONTINUED):

Significant components of the Company’s net deferred tax liability were as follows:

	December 31,
	2023	2022
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(10,789)	$(10,879)
Contract holder reserves	3,174	2,890
Contract holder reserves - Tax Cuts and Jobs Act (“TCJA”)
Transition Adjustment	128	192
Unrealized gains on available-for-sale securities	2,190	4,270
Deferred revenue	66	81
Other, net	372	17

Net deferred tax liability before valuation allowance	(4,859)	(3,429)

Valuation allowance	(2,551)	—

Net deferred tax liability after valuation allowance	$(7,410)	$(3,429)

The Company recorded a deferred tax asset of approximately $2,551 comprised of $2,190 of net unrealized losses on available-for-sale securities and $361 of capital loss carryforwards as of December 31, 2023. The capital loss carryforwards can be used to offset taxable capital gains income in the future but will expire if they are not used within certain prescribed periods. The Company concluded that it was more likely than not that it will not have sufficient taxable capital gains income in the future to realize the net unrealized losses on available-for-sale securities and capital loss carryforwards. Accordingly, the Company recorded a valuation allowance of $2,551 as of December 31, 2023.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2023	2022	2021
Tax provision at U.S. Federal statutory rate	$2,543	$1,787	$4,774
Dividends received deduction	(302)	(985)	(1,913)
Increase in valuation allowance	2,551	—	—
Provision to return adjustment	735	396	308
Other, net	15	21	6

Income tax expense (benefit)	$5,542	$1,219	$3,175

The Company paid FILI net federal and state income taxes of $1,420, $2,481, and $2,606 in 2023, 2022, and 2021 respectively, related to the Company’s separate-company basis.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.

The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6. INCOME TAXES (CONTINUED):

The Inflation Reduction Act of 2022 (“IRA”) was enacted by the U.S. Government on August 16, 2022 and includes a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. The CAMT will apply to corporations based on their affiliated group basis and requires computing the U.S. federal income tax liability under the regular corporate tax system and the CAMT. The Company determined that it is subject to the CAMT.

The effects of tax legislation are recognized in the period of enactment. In addition, companies are required to consider the impact of the new tax law on the realizability of deferred tax assets. The Company did not have any CAMT liability as of December 31, 2023.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2019. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under New York State Insurance Laws, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid a dividend of $10,000, $10,800 and $10,800 to FILI during 2023, 2022 and 2021, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2023	2022	2021
Statutory net income	$9,151	$13,186	$10,701
Statutory surplus	$108,768	$112,281	$110,394

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

8. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $8,214, $8,185 and $8,895 in 2023, 2022 and 2021, respectively, under these agreements. These fees are included in Fund administration fees in the Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company incurred expenses in the amount of $2,759, $3,008, and $4,768 to FIA in 2023, 2022 and 2021, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided to the Company. The Company incurred expenses of $5,160, $3,649, and $3,367 with FILI and $262, $224 and $315 with FMR LLC and its subsidiaries in 2023, 2022 and 2021 respectively. Intercompany balances are settled in accordance with the terms of the respective agreements.

The Company has an agreement with Fidelity Institutional Asset Management LLC whereby investment and managerial advice is provided to the Company. The Company incurred expenses of $303, $351, and $669 in 2023, 2022 and 2021, respectively for such services.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $202, $211, and $185 in 2023, 2022 and 2021, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms. All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $734, $457, and $464 in 2023, 2022 and 2021, respectively.

25

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2023	2022	2021
Underwriting, acquisition and insurance expenses:
Commissions, gross	$2,759	$3,008	$4,768
Compensation and benefits	3,358	2,346	1,961
Capitalization of deferred policy acquisition costs	(2,777)	(3,011)	(4,770)
Amortization (accretion) of deferred policy acquisition costs	2,013	7,943	(1,501)
Rent expense	145	114	218
Taxes, licenses and fees	175	208	142
General insurance expenses	1,853	1,673	1,695

Total underwriting, acquisition and insurance expenses	$7,526	$12,281	$2,513

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased (increased) amortization by $1,723, ($2,914), and $6,312 in 2023, 2022 and 2021, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%.

Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

26

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

10. REINSURANCE (CONTINUED):

Financial information related to the coinsurance agreement for the fixed portion of the variable income annuity and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009 is as follows:

	As of December 31,
	2023	2022
Reinsurance deposits and receivables:
Principal Life Insurance Company	$20,239	$21,644

Contract holder deposit funds and future contract and policy benefits	$20,239	$21,644

Interest on reinsurance deposit	$1,056	$1,126

Contract and policy benefits and expenses	$961	$1,026

The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2023.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2023	2022	2021
Direct life premiums	$791	$801	$863
Reinsurance ceded, net of ceding expense allowance and reinsurance premiums	(381)	(333)	(359)

Net premiums	$410	$468	$504

Direct contract and policy benefits	$4,410	$4,038	$4,993
Reinsurance ceded benefits incurred	(1,132)	(923)	(1,081)
Reinsurance costs	1,031	1,110	1,367

Net contract and policy benefits	$4,309	$4,225	$5,279

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

27

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

11. COMMITMENTS AND CONTINGENCIES (CONTINUED):

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 29, 2024 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

28

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution

(1)

Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(2)

Board of Directors Resolution of Empire Fidelity Investments Life Insurance Company. Incorporated by reference from Post-Effective Amendment No. 21 to Registration Statement on Form N-4, Reg No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2022.

(b)	Custodian Agreements - Not Applicable

(c)	Underwriting Contracts

(1)

Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(d)	Contracts

(1)	Variable Annuity Policy. Incorporated by reference from the Registration Statement’s initial filing on August 9, 2005.

(e)	Applications

(1)	Application for Deferred Variable Annuity. Incorporated by reference from the Registration Statement’s initial filing on August 9, 2005.

(f)	Depositor’s Certification of Incorporation and By-Laws

(1)

Certification of Incorporation and By-laws. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(2)

Charter of Empire Fidelity Investments Life. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(3)

Amended Bylaws of Empire Fidelity Investments Life. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(g)	Reinsurance Contracts - Not Applicable

(h)	Participation Agreements

(1)

Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”). Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376 on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on August 29, 1997.

(2)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”). Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2006.

(3)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company.) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(4)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Delaware Trust, and Invesco Distributors, Inc., a Delaware corporation, and Invesco Advisers, Inc. Incorporated by reference from Post-Effective Amendment No. 7 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on June 18, 2010.

(5)

Participation Agreement between Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V incorporated by reference from Post-Effective Amendment No. to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Investments Variable Account A, filed electronically on April 29, 2022.

(i)	Administrative Contracts - Not Applicable

(j)	Other Material Contracts - Not Applicable

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k)

(l)	Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l)

(m)	Omitted Financial Statements - Not Applicable

(n)	Initial Capital Agreements - Not Applicable

(o)	Form of Initial Summary Prospectuses

(1)

Form of Initial Summary Prospectus incorporated by reference from Post-Effective Amendment No. 21 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2022.

(p)	Power of Attorney

(1)

Power of Attorney for William J. Johnson, Jr. incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(2)

Power of Attorney for Malcolm MacKay incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. no. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(3)

Power of Attorney for Rodney R. Rohda incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(4)

Power of Attorney for Roger T. Servison incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(5)

Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(6)

Power of Attorney for Jane P. Jamieson incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018.

(7)

Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018.

(8)

Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 30, 2020.

(9)

Power of Attorney for Wendy E. John incorporated by reference from Post-Effective Amendment No. 20 to Registration Statement on Form N-4, Reg No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2021.

(10)

Power of Attorney for Richard G. Compson, Jr. incorporated by reference from Post-Effective Amendment No. 22 to Registration Statement on Form N-4, Reg. No 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 28, 2023.

(11)

Power of Attorney for Kathryn A. Dunn incorporated by reference from Post-Effective Amendment No. 22 to Registration Statement on Form N-4, Reg. No 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 28, 2023.

(12)

Power of Attorney for Robert W. Litle incorporated by reference from Post-Effective Amendment No. 22 to Registration Statement on Form N-4, Reg. No 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 28, 2023.

(13)	Power of Attorney for David Golino filed herein as Exhibit (p)(13)

(14)	Power of Attorney for Roger Stiles filed herein as Exhibit (p)(14)

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
David Golino	Director and President
Richard G. Compson, Jr.	Director
Kathryn A. Dunn	Director
Jane P. Jamieson	Director
Wendy E. John	Director
William J. Johnson, Jr.	Director
Robert W. Litle	Director
Malcolm MacKay	Director
Nancy D. Prior	Director
Rodney R. Rohda	Director
Roger T. Servison	Director
Roger Stiles	Director
David J. Vargo	Director
James F. Andrea, Jr.	Head of Client Services & Operations
Dwight Clarke	Director, Human Resources
Joseph L. Cook-Shugart	Illustration Actuary
Sara Liane Latham	Appointed Actuary
Brian N. Leary	Vice President, Consumer Services Officer & Chief Compliance Officer
Miles Mei	Treasurer
Robert G. Regan	Chief Risk Officer
Richard S. Rowland	Vice President, Channel Development
Deepa Rao Trivedi	Vice President, Technology Management
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each person named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Depositor or the Registrant

The Depositor, Empire Fidelity Investments Life Insurance Company, is 100% owned by Fidelity Investments Life Insurance Company, a Utah Corporation. Fidelity Investments Life Insurance Company is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Product Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgments, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interest of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article VI of Empire Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS

Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney’s fees), judgments, fines and amounts paid in settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed exclusive of any other rights to which any person indemnified may be entitled under any lawful agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

The Board of Directors may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling persons in connection with the securities being registered), the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Offices with Depositor
Robert R. Mascialino	Director, Chief Executive Officer, and President
Lisa D. Kriser	Assistant Secretary
Michael Lyons	Treasurer
Kevin M. McLaughlin	Chief Financial Officer
Gail R. Merken	Chief Compliance Officer
Michael Shulman	Assistant Treasurer
Marc Squires	Director
Charles Sturdy	Secretary and Chief Legal Officer

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)	Compensation to the Distributor:

The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$733,472	$0	$0	$0

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue, New York, New York 10019.

Item 33. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2023, 2022, and 2021 were $5,159,870, $3,648,958, and $3,367,084 respectively.

Item 34. Fee Representation

Empire Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investments Life Insurance Company, under this registration statement, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and State of Rhode Island, on this 29th day of April, 2024.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	David A. Golino		Lance A. Warrick,
	President		Secretary

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	David A. Golino		Lance A. Warrick,
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated and on this 29th day of April 2024.

Signature	Title
/s/ *		)
David A. Golino	President and Director	)
/s/ *		) )
Miles Mei	Treasurer	)
/s/ *		) )
Richard G. Compson, Jr.	Director	)	By:	/s/ Lance A. Warrick
/s/ *		) )		Lance A. Warrick (Attorney-in-Fact)*
Kathryn A. Dunn	Director	)
/s/ *		) )
Jane P. Jamieson /s/ *	Director	) ) )
Wendy E. John /s/ *	Director	) ) )
William J. Johnson, Jr.	Director	)
/s/ *		) )
Robert W. Litle /s/ *	Director	) ) )
Malcolm MacKay	Director	)

/s/ *		)
Nancy D. Prior	Director	)
/s/ *		) )
Rodney R. Rohda	Director	)
/s/ *		) )
Roger T. Servison	Director	)	By:	/s/ Lance A. Warrick
/s/ *		) )		Lance A. Warrick (Attorney-in-Fact)*
Roger L. Stiles	Director	)
/s/ *		) )
David J. Vargo	Director	)